UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2015

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

DYN-SEMI-0915x0316	guggenheiminvestments.com

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	20
NASDAQ-100® 2x STRATEGY FUND	26
INVERSE NASDAQ-100® 2x STRATEGY FUND	33
DOW 2x STRATEGY FUND	39
INVERSE DOW 2x STRATEGY FUND	46
RUSSELL 2000® 2x STRATEGY FUND	52
INVERSE RUSSELL 2000® 2x STRATEGY FUND	77
NOTES TO FINANCIAL STATEMENTS	83
OTHER INFORMATION	95
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	98
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	101

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our Funds for the six-month period ended September 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
October 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2015

At the end of the period, the underlying U.S. economy continued to maintain its strong footing. A market correction that began in August persisted through the end of the period; September and October are historically difficult times for the stock market, and by extension, risk assets of any kind, including credit.

Markets had been performing solidly for most of the period. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.9% for the second quarter. The labor and housing markets continued to strengthen, and the drop in gas prices was acting as a tax cut, which was expected to increase consumer spending power going into the holiday season. Even though labor markets are moving toward full employment, questions remain about the viability of sustained economic expansion in the U.S. In particular, there is debate about the net effect of declining energy prices and a stronger dollar. These are both positive for the U.S. consumer, but low oil prices hurt the U.S. energy industry and a strong dollar is challenging for U.S. manufacturers. In addition, oil prices and the strong dollar exert a downward pressure on inflation, and a risk of deflation is a negative for the economy.

At the same time, currency devaluation, particularly in Japan and the euro zone, is putting pressure on countries to devalue to improve export competitiveness. Those countries slow to devalue, like China, are feeling economic pressure at home, driving down asset prices, and increasing deflationary pressures, escalating the risk of financial contagion abroad. China may have to devalue the renminbi further due to continued slowing in the economy. Combined with the tepid expansion in both Europe and Japan, the pressure will be for central banks there to increase easing measures.

The U.S. Federal Reserve (the “Fed”) is hard pressed to justify a rate increase based on its self-prescribed metrics, which include rising inflation and an improved employment situation with clearly rising wages. At best, policymakers can argue that the prospects for wage growth and inflation are improving, but clear evidence is lacking.

A preemptive rate increase seems risky and opens the Fed to potential criticism given the fragility in financial markets and the prospect that rising U.S. rates could further strengthen the dollar and also potentially exacerbate foreign economic turbulence. While prices and wages remain tame, the risk of another asset bubble is increasing. The longer policy remains highly accommodative, the greater the likelihood that asset classes including commercial real estate, equities, or certain categories of bonds could become overvalued.

At period end, the risk of financial contagion remained high, which could result in central banks providing additional liquidity or delaying rate increases. Use of the monetary printing press is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It’s also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.

For the six months ended September 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned -6.18%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -8.66%. The return of the MSCI Emerging Markets Index* was -19.28%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.47% return for the period, while the Barclays U.S. Corporate High Yield Index* returned -4.85%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”)-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2015 and ending September 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.74%	(14.26%)	$1,000.00	$857.40	$8.10
C-Class	2.49%	(14.58%)	1,000.00	854.20	11.57
H-Class	1.74%	(14.26%)	1,000.00	857.40	8.10
Inverse S&P 500® 2x Strategy Fund
A-Class	1.73%	8.67%	1,000.00	1,086.70	9.05
C-Class	2.48%	8.30%	1,000.00	1,083.00	12.95
H-Class	1.74%	8.69%	1,000.00	1,086.90	9.10
NASDAQ-100® 2x Strategy Fund
A-Class	1.77%	(8.84%)	1,000.00	911.60	8.48
C-Class	2.52%	(9.18%)	1,000.00	908.20	12.05
H-Class	1.77%	(8.84%)	1,000.00	911.60	8.48
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.77%	(0.36%)	1,000.00	996.40	8.86
C-Class	2.50%	(0.52%)	1,000.00	994.80	12.50
H-Class	1.77%	(0.26%)	1,000.00	997.40	8.86
Dow 2x Strategy Fund
A-Class	1.79%	(16.22%)	1,000.00	837.80	8.25
C-Class	2.54%	(16.52%)	1,000.00	834.80	11.68
H-Class	1.79%	(16.21%)	1,000.00	837.90	8.25
Inverse Dow 2x Strategy Fund
A-Class	1.79%	10.87%	1,000.00	1,108.70	9.46
C-Class	2.52%	10.45%	1,000.00	1,104.50	13.29
H-Class	1.79%	10.87%	1,000.00	1,108.70	9.46
Russell 2000® 2x Strategy Fund
A-Class	1.77%	(23.66%)	1,000.00	763.40	7.82
C-Class	2.51%	(23.94%)	1,000.00	760.60	11.08
H-Class	1.79%	(23.65%)	1,000.00	763.50	7.91
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.78%	21.40%	1,000.00	1,214.00	9.88
C-Class	2.55%	21.00%	1,000.00	1,210.00	14.13
H-Class	1.78%	21.39%	1,000.00	1,213.90	9.88

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.74%	5.00%	$1,000.00	$1,016.34	$8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
Inverse S&P 500® 2x Strategy Fund
A-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
C-Class	2.48%	5.00%	1,000.00	1,012.63	12.51
H-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
NASDAQ-100® 2x Strategy Fund
A-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Dow 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Inverse Dow 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Russell 2000® 2x Strategy Fund
A-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
C-Class	2.51%	5.00%	1,000.00	1,012.48	12.66
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.78%	5.00%	1,000.00	1,016.14	9.00

[1]	Annualized.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2015 to September 30, 2015.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2015

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Federal Farm Credit Bank	4.4%
Apple, Inc.	2.3%
Microsoft Corp.	1.3%
Exxon Mobil Corp.	1.1%
Johnson & Johnson	1.0%
General Electric Co.	0.9%
Berkshire Hathaway, Inc. — Class B	0.9%
Wells Fargo & Co.	0.9%
JPMorgan Chase & Co.	0.8%
Facebook, Inc. — Class A	0.7%
Top Ten Total	14.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 62.3%

Consumer, Non-cyclical - 14.9%
Johnson & Johnson	11,557	$1,078,847
Procter & Gamble Co.	11,321	814,433
Pfizer, Inc.	25,739	808,462
Coca-Cola Co.	16,340	655,561
Gilead Sciences, Inc.	6,125	601,414
Merck & Company, Inc.	11,755	580,579
PepsiCo, Inc.	6,131	578,153
Philip Morris International, Inc.	6,466	512,948
UnitedHealth Group, Inc.	3,980	461,719
Allergan plc*	1,643	446,584
Altria Group, Inc.	8,183	445,155
Amgen, Inc.	3,165	437,783
Bristol-Myers Squibb Co.	6,959	411,973
Medtronic plc	5,902	395,080
AbbVie, Inc.	6,908	375,864
MasterCard, Inc. — Class A	4,165	375,349
Celgene Corp.*	3,299	356,853
Eli Lilly & Co.	4,071	340,702
Biogen, Inc.*	981	286,266
Mondelez International, Inc. — Class A	6,725	281,576
Abbott Laboratories	6,220	250,168
Colgate-Palmolive Co.	3,757	238,419
Express Scripts Holding Co.*	2,820	228,307
Danaher Corp.	2,482	211,491
McKesson Corp.	970	179,480
Kraft Heinz Co.	2,480	175,038
Kimberly-Clark Corp.	1,520	165,740
Aetna, Inc.	1,455	159,192
Automatic Data Processing, Inc.	1,944	156,220
Reynolds American, Inc.	3,459	153,130
Anthem, Inc.	1,092	152,880
Regeneron Pharmaceuticals, Inc.*	323	150,240
Alexion Pharmaceuticals, Inc.*	944	147,632
Kroger Co.	4,054	146,228
Cigna Corp.	1,075	145,147
PayPal Holdings, Inc.*	4,628	143,653
General Mills, Inc.	2,499	140,269
Stryker Corp.	1,320	124,213
Becton Dickinson and Co.	878	116,475
Humana, Inc.	618	110,622
Vertex Pharmaceuticals, Inc.*	1,021	106,327
Archer-Daniels-Midland Co.	2,541	105,324
Cardinal Health, Inc.	1,366	104,936
HCA Holdings, Inc.*	1,334	103,198
McGraw Hill Financial, Inc.	1,137	98,351
Perrigo Company plc	610	95,935
Boston Scientific Corp.*	5,609	92,044
Sysco Corp.	2,309	89,982
Constellation Brands, Inc. — Class A	717	89,775
Monster Beverage Corp.*	635	85,814
AmerisourceBergen Corp. — Class A	857	81,406
Zoetis, Inc.	1,916	78,901
Estee Lauder Companies, Inc. — Class A	943	76,081
Baxter International, Inc.	2,277	74,799
St. Jude Medical, Inc.	1,176	74,194
ConAgra Foods, Inc.	1,802	72,999
Moody’s Corp.	727	71,391
Intuitive Surgical, Inc.*	155	71,235
Baxalta, Inc.	2,260	71,213
Kellogg Co.	1,062	70,676
Mylan N.V.*	1,723	69,368
Zimmer Biomet Holdings, Inc.	713	66,972
Edwards Lifesciences Corp.*	449	63,834
Dr Pepper Snapple Group, Inc.	797	63,003
Clorox Co.	537	62,040
Endo International plc*	869	60,204
Mead Johnson Nutrition Co. — Class A	846	59,558
CR Bard, Inc.	309	57,570
Hershey Co.	610	56,046
Tyson Foods, Inc. — Class A	1,270	54,737
Molson Coors Brewing Co. — Class B	659	54,710
DaVita HealthCare Partners, Inc.*	710	51,354
JM Smucker Co.	429	48,945
Equifax, Inc.	493	47,910
Universal Health Services, Inc. — Class B	383	47,802
Whole Foods Market, Inc.	1,493	47,253
Henry Schein, Inc.*	348	46,187
Laboratory Corporation of America Holdings*	420	45,557
Brown-Forman Corp. — Class B	443	42,927
Coca-Cola Enterprises, Inc.	879	42,500
H&R Block, Inc.	1,153	41,739
McCormick & Company, Inc.	484	39,775
Western Union Co.	2,134	39,180
Campbell Soup Co.	752	38,111
Quest Diagnostics, Inc.	599	36,821
Hormel Foods Corp.	563	35,644
Total System Services, Inc.	706	32,074
Cintas Corp.	372	31,899
Mallinckrodt plc*	490	31,331
Varian Medical Systems, Inc.*	412	30,397
DENTSPLY International, Inc.	583	29,482
Robert Half International, Inc.	561	28,701
Keurig Green Mountain, Inc.	501	26,122
United Rentals, Inc.*	398	23,900
Avery Dennison Corp.	382	21,610
ADT Corp.	709	21,199
Quanta Services, Inc.*	852	20,627
Patterson Companies, Inc.	362	15,657
Tenet Healthcare Corp.*	415	15,322
Total Consumer, Non-cyclical		16,902,494

Financial - 10.7%
Berkshire Hathaway, Inc. — Class B*	7,819	1,019,598
Wells Fargo & Co.	19,496	1,001,120
JPMorgan Chase & Co.	15,434	941,011

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Bank of America Corp.	43,690	$680,690
Citigroup, Inc.	12,562	623,201
Visa, Inc. — Class A	8,144	567,311
American International Group, Inc.	5,400	306,827
Goldman Sachs Group, Inc.	1,680	291,917
U.S. Bancorp	6,909	283,338
American Express Co.	3,552	263,310
Simon Property Group, Inc.	1,291	237,182
MetLife, Inc.	4,661	219,766
Morgan Stanley	6,359	200,309
PNC Financial Services Group, Inc.	2,143	191,156
Bank of New York Mellon Corp.	4,618	180,795
Capital One Financial Corp.	2,264	164,185
BlackRock, Inc. — Class A	534	158,848
American Tower Corp. — Class A	1,766	155,373
Prudential Financial, Inc.	1,882	143,427
Charles Schwab Corp.	4,997	142,714
ACE Ltd.	1,351	139,693
CME Group, Inc. — Class A	1,410	130,763
Public Storage	613	129,729
Travelers Companies, Inc.	1,298	129,189
Chubb Corp.	947	116,150
BB&T Corp.	3,254	115,843
Marsh & McLennan Companies, Inc.	2,212	115,511
State Street Corp.	1,703	114,459
Equity Residential	1,520	114,183
Crown Castle International Corp.	1,393	109,866
Intercontinental Exchange, Inc.	460	108,095
Aflac, Inc.	1,798	104,518
Aon plc	1,169	103,585
Welltower, Inc.	1,469	99,481
Allstate Corp.	1,671	97,319
AvalonBay Communities, Inc.	555	97,025
Discover Financial Services	1,816	94,414
Prologis, Inc.	2,187	85,074
SunTrust Banks, Inc.	2,162	82,675
Ameriprise Financial, Inc.	744	81,193
Hartford Financial Services Group, Inc.	1,731	79,245
Ventas, Inc.	1,388	77,811
Boston Properties, Inc.	641	75,895
Progressive Corp.	2,445	74,915
T. Rowe Price Group, Inc.	1,069	74,296
HCP, Inc.	1,931	71,930
M&T Bank Corp.	555	67,682
Vornado Realty Trust	739	66,820
Alliance Data Systems Corp.*	256	66,299
Equinix, Inc.	238	65,069
Fifth Third Bancorp	3,352	63,386
General Growth Properties, Inc.	2,440	63,367
Northern Trust Corp.	914	62,298
Essex Property Trust, Inc.	274	61,217
Franklin Resources, Inc.	1,614	60,138
Weyerhaeuser Co.	2,146	58,672
Invesco Ltd.	1,789	55,870
Principal Financial Group, Inc.	1,144	54,157
Regions Financial Corp.	5,530	49,825
Lincoln National Corp.	1,047	49,691
Host Hotels & Resorts, Inc.	3,135	49,564
Realty Income Corp.	980	46,442
XL Group plc — Class A	1,262	45,836
KeyCorp	3,509	45,652
SL Green Realty Corp.	415	44,886
Loews Corp.	1,197	43,260
Macerich Co.	562	43,173
Kimco Realty Corp.	1,724	42,117
Affiliated Managers Group, Inc.*	227	38,815
CBRE Group, Inc. — Class A*	1,210	38,720
Huntington Bancshares, Inc.	3,352	35,531
Cincinnati Financial Corp.	616	33,141
Unum Group	1,030	33,042
E*TRADE Financial Corp.*	1,211	31,886
Comerica, Inc.	743	30,537
Plum Creek Timber Company, Inc.	729	28,803
Torchmark Corp.	486	27,410
Nasdaq, Inc.	493	26,292
Iron Mountain, Inc.	801	24,847
Apartment Investment & Management Co. — Class A	651	24,100
Zions Bancorporation	852	23,464
Assurant, Inc.	279	22,044
Hudson City Bancorp, Inc.	2,011	20,451
People’s United Financial, Inc.	1,294	20,355
Legg Mason, Inc.	458	19,057
Navient Corp.	1,561	17,546
Genworth Financial, Inc. — Class A*	2,075	9,587
Total Financial		12,105,984

Technology - 8.4%
Apple, Inc.	23,801	2,625,249
Microsoft Corp.	33,379	1,477,354
Intel Corp.	19,841	598,008
International Business Machines Corp.	3,761	545,233
Oracle Corp.	13,573	490,257
QUALCOMM, Inc.	6,558	352,362
Accenture plc — Class A	2,605	255,967
Texas Instruments, Inc.	4,284	212,144
EMC Corp.	8,033	194,078
Hewlett-Packard Co.	7,539	193,074
salesforce.com, Inc.*	2,589	179,754
Adobe Systems, Inc.*	2,076	170,689
Cognizant Technology Solutions Corp. — Class A*	2,544	159,280
Avago Technologies Ltd.	1,084	135,511
Broadcom Corp. — Class A	2,333	119,986
Intuit, Inc.	1,157	102,684
Electronic Arts, Inc.*	1,301	88,143
Fiserv, Inc.*	979	84,791

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Fidelity National Information Services, Inc.	1,175	$78,819
Cerner Corp.*	1,282	76,869
Western Digital Corp.	962	76,421
Analog Devices, Inc.	1,308	73,784
Applied Materials, Inc.	5,011	73,611
Micron Technology, Inc.*	4,493	67,305
Skyworks Solutions, Inc.	796	67,031
Activision Blizzard, Inc.	2,099	64,838
Paychex, Inc.	1,341	63,872
Altera Corp.	1,262	63,201
Seagate Technology plc	1,261	56,493
Red Hat, Inc.*	766	55,060
NVIDIA Corp.	2,137	52,677
Akamai Technologies, Inc.*	745	51,450
Citrix Systems, Inc.*	671	46,487
SanDisk Corp.	853	46,343
Xilinx, Inc.	1,079	45,750
Lam Research Corp.	660	43,118
Autodesk, Inc.*	944	41,668
Xerox Corp.	4,193	40,798
Linear Technology Corp.	1,001	40,390
Microchip Technology, Inc.	880	37,919
NetApp, Inc.	1,252	37,059
CA, Inc.	1,308	35,708
Computer Sciences Corp.	577	35,416
KLA-Tencor Corp.	657	32,850
Qorvo, Inc.*	624	28,111
Teradata Corp.*	591	17,115
Pitney Bowes, Inc.	843	16,734
Dun & Bradstreet Corp.	150	15,750
Total Technology		9,467,211

Communications - 7.7%
Facebook, Inc. — Class A*	9,431	847,847
AT&T, Inc.	25,671	836,360
Amazon.com, Inc.*	1,600	819,024
Google, Inc. — Class A*	1,210	772,428
Google, Inc. — Class C*	1,234	750,790
Verizon Communications, Inc.	16,968	738,278
Walt Disney Co.	6,480	662,256
Cisco Systems, Inc.	21,226	557,183
Comcast Corp. — Class A	8,826	502,023
Priceline Group, Inc.*	212	262,215
Time Warner, Inc.	3,404	234,025
Time Warner Cable, Inc.	1,181	211,836
Netflix, Inc.*	1,778	183,596
Twenty-First Century Fox, Inc. — Class A	5,096	137,490
eBay, Inc.*	4,678	114,330
Yahoo!, Inc.*	3,615	104,510
Comcast Corp. — Class A	1,535	87,863
CBS Corp. — Class B	1,855	74,014
Nielsen Holdings plc	1,531	68,084
Omnicom Group, Inc.	1,014	66,822
Viacom, Inc. — Class B	1,450	62,568
CenturyLink, Inc.	2,349	59,007
Symantec Corp.	2,855	55,587
Level 3 Communications, Inc.*	1,203	52,559
Expedia, Inc.	418	49,190
Twenty-First Century Fox, Inc. — Class B	1,799	48,699
Motorola Solutions, Inc.	671	45,883
Juniper Networks, Inc.	1,476	37,948
F5 Networks, Inc.*	296	34,277
Interpublic Group of Companies, Inc.	1,713	32,770
Cablevision Systems Corp. — Class A	928	30,132
TripAdvisor, Inc.*	471	29,682
VeriSign, Inc.*	416	29,353
Discovery Communications, Inc. — Class C*	1,076	26,135
Frontier Communications Corp.	4,876	23,161
TEGNA, Inc.	945	21,159
News Corp. — Class A	1,589	20,053
Scripps Networks Interactive, Inc. — Class A	393	19,332
Discovery Communications, Inc. — Class A*	623	16,217
News Corp. — Class B	450	5,769
Total Communications		8,730,455

Consumer, Cyclical - 6.7%
Home Depot, Inc.	5,359	618,911
CVS Health Corp.	4,651	448,728
Wal-Mart Stores, Inc.	6,586	427,037
McDonald’s Corp.	3,931	387,321
Starbucks Corp.	6,194	352,067
NIKE, Inc. — Class B	2,829	347,882
Walgreens Boots Alliance, Inc.	3,647	303,066
Lowe’s Companies, Inc.	3,862	266,169
Costco Wholesale Corp.	1,834	265,141
Ford Motor Co.	16,264	220,703
Target Corp.	2,623	206,325
TJX Companies, Inc.	2,815	201,047
General Motors Co.	6,016	180,600
Delta Air Lines, Inc.	3,320	148,969
Yum! Brands, Inc.	1,800	143,910
Johnson Controls, Inc.	2,730	112,913
American Airlines Group, Inc.	2,804	108,879
Southwest Airlines Co.	2,752	104,686
O’Reilly Automotive, Inc.*	414	103,500
VF Corp.	1,421	96,926
L Brands, Inc.	1,072	96,620
Carnival Corp.	1,932	96,021
Chipotle Mexican Grill, Inc. — Class A*	130	93,633
AutoZone, Inc.*	128	92,650
Delphi Automotive plc	1,187	90,259
Dollar General Corp.	1,230	89,101
Ross Stores, Inc.	1,727	83,708
United Continental Holdings, Inc.*	1,577	83,660
PACCAR, Inc.	1,481	77,264
Under Armour, Inc. — Class A*	751	72,682
Macy’s, Inc.	1,381	70,873
Dollar Tree, Inc.*	980	65,327

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Royal Caribbean Cruises Ltd.	716	$63,788
Advance Auto Parts, Inc.	306	57,996
Marriott International, Inc. — Class A	832	56,742
WW Grainger, Inc.	253	54,398
Genuine Parts Co.	633	52,469
CarMax, Inc.*	868	51,490
Hanesbrands, Inc.	1,680	48,619
Mohawk Industries, Inc.*	265	48,174
Whirlpool Corp.	327	48,154
Tractor Supply Co.	567	47,809
Best Buy Company, Inc.	1,281	47,551
Starwood Hotels & Resorts Worldwide, Inc.	711	47,267
Harley-Davidson, Inc.	859	47,159
Signet Jewelers Ltd.	332	45,195
Newell Rubbermaid, Inc.	1,117	44,356
Fastenal Co.	1,211	44,335
Nordstrom, Inc.	581	41,664
Bed Bath & Beyond, Inc.*	708	40,370
DR Horton, Inc.	1,362	39,989
BorgWarner, Inc.	944	39,261
Kohl’s Corp.	826	38,252
Tiffany & Co.	468	36,139
Wyndham Worldwide Corp.	493	35,447
PVH Corp.	344	35,067
Lennar Corp. — Class A	726	34,942
Michael Kors Holdings Ltd.*	807	34,088
Hasbro, Inc.	469	33,833
Coach, Inc.	1,154	33,385
Goodyear Tire & Rubber Co.	1,124	32,967
Darden Restaurants, Inc.	476	32,625
Staples, Inc.	2,686	31,507
Mattel, Inc.	1,413	29,758
Ralph Lauren Corp. — Class A	249	29,422
Harman International Industries, Inc.	296	28,413
The Gap, Inc.	993	28,301
PulteGroup, Inc.	1,340	25,286
Leggett & Platt, Inc.	571	23,554
AutoNation, Inc.*	327	19,025
GameStop Corp. — Class A	445	18,338
Wynn Resorts Ltd.	339	18,008
Urban Outfitters, Inc.*	396	11,634
Fossil Group, Inc.*	172	9,611
Total Consumer, Cyclical		7,642,966

Industrial - 6.1%
General Electric Co.	42,137	1,062,696
3M Co.	2,607	369,594
Boeing Co.	2,666	349,112
Union Pacific Corp.	3,621	320,133
Honeywell International, Inc.	3,263	308,973
United Technologies Corp.	3,456	307,549
United Parcel Service, Inc. — Class B	2,915	287,682
Lockheed Martin Corp.	1,115	231,151
Thermo Fisher Scientific, Inc.	1,663	203,352
General Dynamics Corp.	1,266	174,645
Caterpillar, Inc.	2,515	164,380
FedEx Corp.	1,096	157,802
Raytheon Co.	1,267	138,432
Precision Castparts Corp.	574	131,854
Northrop Grumman Corp.	782	129,773
Emerson Electric Co.	2,743	121,158
Illinois Tool Works, Inc.	1,374	113,094
CSX Corp.	4,106	110,451
TE Connectivity Ltd.	1,679	100,555
Eaton Corporation plc	1,951	100,086
Deere & Co.	1,301	96,274
Norfolk Southern Corp.	1,257	96,035
Corning, Inc.	5,116	87,586
Waste Management, Inc.	1,755	87,417
Cummins, Inc.	693	75,246
Roper Technologies, Inc.	420	65,814
Amphenol Corp. — Class A	1,290	65,738
Stanley Black & Decker, Inc.	640	62,068
Tyco International plc	1,759	58,856
Rockwell Automation, Inc.	560	56,823
WestRock Co.	1,093	56,224
Ingersoll-Rand plc	1,107	56,202
Parker-Hannifin Corp.	577	56,142
AMETEK, Inc.	1,011	52,896
Vulcan Materials Co.	555	49,506
Stericycle, Inc.*	354	49,316
Agilent Technologies, Inc.	1,383	47,479
Rockwell Collins, Inc.	550	45,012
Textron, Inc.	1,153	43,399
Martin Marietta Materials, Inc.	280	42,546
Kansas City Southern	460	41,805
Republic Services, Inc. — Class A	1,005	41,406
Waters Corp.*	343	40,546
Sealed Air Corp.	858	40,223
CH Robinson Worldwide, Inc.	592	40,126
Pentair plc	751	38,331
Harris Corp.	518	37,892
Dover Corp.	652	37,281
Expeditors International of Washington, Inc.	789	37,122
Snap-on, Inc.	242	36,527
Masco Corp.	1,435	36,133
Ball Corp.	576	35,827
L-3 Communications Holdings, Inc.	335	35,014
J.B. Hunt Transport Services, Inc.	383	27,346
Fluor Corp.	605	25,622
Xylem, Inc.	757	24,867
Allegion plc	400	23,064
Flowserve Corp.	556	22,874
PerkinElmer, Inc.	473	21,739
Jacobs Engineering Group, Inc.*	517	19,351
Garmin Ltd.	494	17,725
Ryder System, Inc.	222	16,437

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

FLIR Systems, Inc.	585	$16,374
Owens-Illinois, Inc.*	671	13,903
Joy Global, Inc.	406	6,062
Total Industrial		6,866,648

Energy - 4.3%
Exxon Mobil Corp.	17,401	1,293,764
Chevron Corp.	7,854	619,524
Schlumberger Ltd.	5,281	364,231
ConocoPhillips	5,148	246,898
Occidental Petroleum Corp.	3,188	210,886
Kinder Morgan, Inc.	7,502	207,654
EOG Resources, Inc.	2,292	166,858
Phillips 66	1,998	153,527
Anadarko Petroleum Corp.	2,120	128,027
Halliburton Co.	3,567	126,093
Valero Energy Corp.	2,074	124,647
Williams Companies, Inc.	2,847	104,912
Marathon Petroleum Corp.	2,237	103,640
Baker Hughes, Inc.	1,819	94,661
Pioneer Natural Resources Co.	623	75,782
Spectra Energy Corp.	2,802	73,609
Apache Corp.	1,578	61,794
National Oilwell Varco, Inc.	1,602	60,315
Devon Energy Corp.	1,612	59,789
Noble Energy, Inc.	1,773	53,509
Hess Corp.	1,006	50,360
Tesoro Corp.	514	49,981
Cameron International Corp.*	799	48,995
Marathon Oil Corp.	2,826	43,520
Equities Corp.	636	41,194
Cimarex Energy Co.	393	40,275
Cabot Oil & Gas Corp. — Class A	1,727	37,752
FMC Technologies, Inc.*	958	29,698
ONEOK, Inc.	873	28,111
Columbia Pipeline Group, Inc.	1,326	24,253
Range Resources Corp.	707	22,709
Newfield Exploration Co.*	680	22,372
Helmerich & Payne, Inc.	450	21,266
Southwestern Energy Co.*	1,604	20,355
Transocean Ltd.	1,426	18,424
Murphy Oil Corp.	678	16,408
Chesapeake Energy Corp.	2,158	15,818
Ensco plc — Class A	984	13,855
First Solar, Inc.*	316	13,509
CONSOL Energy, Inc.	956	9,369
Diamond Offshore Drilling, Inc.	269	4,654
Total Energy		4,902,998

Utilities - 2.0%
Duke Energy Corp.	2,872	206,612
NextEra Energy, Inc.	1,921	187,394
Dominion Resources, Inc.	2,480	174,542
Southern Co.	3,791	169,458
American Electric Power Company, Inc.	2,047	116,392
PG&E Corp.	2,042	107,818
Exelon Corp.	3,596	106,801
Sempra Energy	983	95,075
PPL Corp.	2,796	91,960
Public Service Enterprise Group, Inc.	2,111	89,000
Edison International	1,360	85,775
Consolidated Edison, Inc.	1,222	81,691
Xcel Energy, Inc.	2,117	74,963
WEC Energy Group, Inc.	1,318	68,826
Eversource Energy	1,323	66,970
DTE Energy Co.	749	60,197
FirstEnergy Corp.	1,763	55,200
Entergy Corp.	749	48,760
Ameren Corp.	1,012	42,777
CMS Energy Corp.	1,154	40,759
SCANA Corp.	596	33,531
CenterPoint Energy, Inc.	1,795	32,382
AGL Resources, Inc.	501	30,581
Pinnacle West Capital Corp.	462	29,633
AES Corp.	2,849	27,892
TECO Energy, Inc.	982	25,787
Pepco Holdings, Inc.	1,058	25,625
NiSource, Inc.	1,327	24,616
NRG Energy, Inc.	1,380	20,493
Total Utilities		2,221,510

Basic Materials - 1.5%
Dow Chemical Co.	4,833	204,919
EI du Pont de Nemours & Co.	3,776	182,003
Monsanto Co.	1,953	166,668
LyondellBasell Industries N.V. — Class A	1,555	129,625
Praxair, Inc.	1,196	121,825
Ecolab, Inc.	1,108	121,570
Air Products & Chemicals, Inc.	807	102,957
PPG Industries, Inc.	1,130	99,090
Sherwin-Williams Co.	331	73,740
Sigma-Aldrich Corp.	498	69,182
International Paper Co.	1,743	65,868
Alcoa, Inc.	5,467	52,811
Nucor Corp.	1,334	50,092
Mosaic Co.	1,407	43,772
CF Industries Holdings, Inc.	973	43,688
Freeport-McMoRan, Inc.	4,304	41,706
Eastman Chemical Co.	620	40,126
Newmont Mining Corp.	2,208	35,483
International Flavors & Fragrances, Inc.	336	34,695
Airgas, Inc.	280	25,012
FMC Corp.	558	18,922
Total Basic Materials		1,723,754

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Diversified - 0.0%
Leucadia National Corp.	1,408	$28,526

Total Common Stocks
(Cost $45,220,997)		70,592,546

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 4.4%
Farmer Mac[1]
0.17% due 01/04/16	$5,000,000	4,998,285
Total Federal Agency Discount Notes
(Cost $4,997,757)		4,998,285

FEDERAL AGENCY NOTES†† - 4.4%
Federal Farm Credit Bank[1]
0.18% due 08/01/17[2]	5,000,000	4,996,955
Total Federal Agency Notes
(Cost $5,000,000)		4,996,955

REPURCHASE AGREEMENTS††,3 - 22.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	22,950,133	22,950,133
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	2,578,667	2,578,667
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	143,921	143,921
Total Repurchase Agreements
(Cost $25,672,721)		25,672,721

Total Investments - 93.8%
(Cost $80,891,475)		$106,260,507
Other Assets & Liabilities, net - 6.2%		6,965,111
Total Net Assets - 100.0%		$113,225,618

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $65,548,388)	687	$(227,298)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2015 S&P 500 Index Swap, Terminating 10/26/15[4] (Notional Value $52,494,734)	27,341	$1,052,736
Barclays Bank plc October 2015 S&P 500 Index Swap, Terminating 10/30/15[4] (Notional Value $37,759,601)	19,666	757,128
Credit Suisse Capital, LLC October 2015 S&P 500 Index Swap, Terminating 10/27/15[4] (Notional Value $769,781)	401	(4,254)
(Total Notional Value $91,024,116)		$1,805,610

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $55,218,754)	$80,587,786
Repurchase agreements, at value (cost $25,672,721)	25,672,721
Total investments (cost $80,891,475)	106,260,507
Segregated cash with broker	17,093,930
Unrealized appreciation on swap agreements	1,809,864
Cash	1,264
Receivables:
Fund shares sold	7,158,066
Variation margin	1,107,804
Swap settlement	427,025
Dividends	87,381
Interest	807
Foreign taxes reclaim	62
Securities lending income	17
Total assets	133,946,727

Liabilities:
Unrealized depreciation on swap agreements	4,254
Payable for:
Fund shares redeemed	17,428,390
Securities purchased	3,004,376
Management fees	79,469
Distribution and service fees	28,455
Transfer agent and administrative fees	22,075
Portfolio accounting fees	13,245
Miscellaneous	140,845
Total liabilities	20,721,109
Commitments and contingent liabilities (Note 11)	—
Net assets	$113,225,618

Net assets consist of:
Paid in capital	$110,211,755
Accumulated net investment loss	(198,538)
Accumulated net realized loss on investments	(23,734,943)
Net unrealized appreciation on investments	26,947,344
Net assets	$113,225,618

A-Class:
Net assets	$11,207,803
Capital shares outstanding	186,255
Net asset value per share	$60.17
Maximum offering price per share(Net asset value divided by 95.25%)	$63.17

C-Class:
Net assets	$11,376,846
Capital shares outstanding	212,858
Net asset value per share	$53.45

H-Class:
Net assets	$90,640,969
Capital shares outstanding	1,507,688
Net asset value per share	$60.12

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $151)	$1,164,028
Interest	6,477
Income from securities lending, net	760
Total investment income	1,171,265

Expenses:
Management fees	687,519
Transfer agent and administrative fees	190,978
Distribution and service fees:
A-Class	17,816
C-Class	55,883
H-Class	159,193
Portfolio accounting fees	114,588
Registration fees	77,218
Custodian fees	8,785
Trustees’ fees*	4,942
Line of credit fees	512
Miscellaneous	52,369
Total expenses	1,369,803
Net investment loss	(198,538)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,812,448
Swap agreements	(12,135,043)
Futures contracts	(1,767,796)
Net realized loss	(12,090,391)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,304,796)
Swap agreements	1,112,671
Futures contracts	(738,216)
Net change in unrealized appreciation (depreciation)	(8,930,341)
Net realized and unrealized loss	(21,020,732)
Net decrease in net assets resulting from operations	$(21,219,270)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(198,538)	$(557,265)
Net realized gain (loss) on investments	(12,090,391)	24,930,428
Net change in unrealized appreciation (depreciation) on investments	(8,930,341)	8,219,688
Net increase (decrease) in net assets resulting from operations	(21,219,270)	32,592,851

Distributions to shareholders from:
Net realized gains
A-Class	—	(299,458)
C-Class	—	(276,578)
H-Class	—	(3,590,120)
Total distributions to shareholders	—	(4,166,156)

Capital share transactions:
Proceeds from sale of shares
A-Class	21,069,244	60,043,935
C-Class	38,308,574	58,313,217
H-Class	906,416,706	2,268,089,063
Distributions reinvested
A-Class	—	260,474
C-Class	—	247,728
H-Class	—	3,043,371
Cost of shares redeemed
A-Class	(21,544,447)	(58,127,516)
C-Class	(37,699,539)	(60,614,062)
H-Class	(948,434,069)	(2,260,650,570)
Net increase (decrease) from capital share transactions	(41,883,531)	10,605,640
Net increase (decrease) in net assets	(63,102,801)	39,032,335

Net assets:
Beginning of period	176,328,419	137,296,084
End of period	$113,225,618	$176,328,419
Accumulated net investment loss at end of period	$(198,538)	$—

Capital share activity:
Shares sold
A-Class	296,625	900,715
C-Class	636,435	1,006,803
H-Class	12,974,966	34,898,257
Shares issued from reinvestment of distributions
A-Class	—	3,739
C-Class	—	3,980
H-Class	—	43,720
Shares redeemed
A-Class	(307,324)	(874,631)
C-Class	(614,866)	(1,043,678)
H-Class	(13,614,164)	(34,772,046)
Net increase (decrease) in shares	(628,328)	166,859

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$70.18	$58.57	$40.90	$33.77	$26.15	$27.31	$22.03
Income (loss) from investment operations:
Net investment income (loss)[e]	(.07)	(.19)	(.20)	(.06)	(.15)	(.18)	(.11)
Net gain (loss) on investments (realized and unrealized)	(9.94)	13.36	17.87	7.19	7.77	(.98)	5.39
Total from investment operations	(10.01)	13.17	17.67	7.13	7.62	(1.16)	5.28
Less distributions from:
Net realized gains	—	(1.56)	—	—	—	—	—
Total distributions	—	(1.56)	—	—	—	—	—
Net asset value, end of period	$60.17	$70.18	$58.57	$40.90	$33.77	$26.15	$27.31

Total Return[f]	(14.26%)	22.51%	43.20%	21.11%	29.14%	(4.21%)	23.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,208	$13,822	$9,788	$6,537	$5,092	$5,982	$11,445
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.29%)	(0.40%)	(0.59%)	(0.49%)	(0.66%)	(0.47%)
Total expenses	1.74%	1.80%	1.73%	1.77%	1.76%	1.89%	1.78%
Portfolio turnover rate	125%	420%	396%	— [d]	548%	311%	145%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$62.57	$52.75	$37.12	$30.71	$23.94	$25.16	$20.44
Income (loss) from investment operations:
Net investment income (loss)[e]	(.30)	(.62)	(.49)	(.11)	(.36)	(.35)	(.25)
Net gain (loss) on investments (realized and unrealized)	(8.82)	12.00	16.12	6.52	7.13	(.87)	4.97
Total from investment operations	(9.12)	11.38	15.63	6.41	6.77	(1.22)	4.72
Less distributions from:
Net realized gains	—	(1.56)	—	—	—	—	—
Total distributions	—	(1.56)	—	—	—	—	—
Net asset value, end of period	$53.45	$62.57	$52.75	$37.12	$30.71	$23.94	$25.16

Total Return[f]	(14.58%)	21.59%	42.11%	20.87%	28.28%	(4.81%)	23.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,377	$11,969	$11,825	$10,667	$8,543	$10,876	$16,801
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(1.04%)	(1.11%)	(1.34%)	(1.25%)	(1.39%)	(1.21%)
Total expenses	2.49%	2.55%	2.50%	2.51%	2.51%	2.64%	2.53%
Portfolio turnover rate	125%	420%	396%	— [d]	548%	311%	145%

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$70.12	$58.52	$40.88	$33.76	$26.16	$27.31	$22.03
Income (loss) from investment operations:
Net investment income (loss)[e]	(.07)	(.18)	(.19)	(.06)	(.18)	(.21)	(.14)
Net gain (loss) on investments (realized and unrealized)	(9.93)	13.34	17.83	7.18	7.78	(.94)	5.42
Total from investment operations	(10.00)	13.16	17.64	7.12	7.60	(1.15)	5.28
Less distributions from:
Net realized gains	—	(1.56)	—	—	—	—	—
Total distributions	—	(1.56)	—	—	—	—	—
Net asset value, end of period	$60.12	$70.12	$58.52	$40.88	$33.76	$26.16	$27.31

Total Return[f]	(14.26%)	22.51%	43.12%	21.12%	29.05%	(4.21%)	23.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,641	$150,537	$115,683	$76,933	$64,617	$174,336	$138,289
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.28%)	(0.38%)	(0.61%)	(0.58%)	(0.76%)	(0.61%)
Total expenses	1.74%	1.80%	1.74%	1.76%	1.76%	1.89%	1.78%
Portfolio turnover rate	125%	420%	396%	— [d]	548%	311%	145%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Less than 1%.
[e]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

100%
50%
0%
-50%
-100%
-150%
-200%
S&P 500 Index Equity Mini Futures Contracts Short Sales
S&P 500 Index Swap Agreements Short Sales
Consumer, Non-cyclical
Financial
Other
Energy
Industrial
Consumer, Cyclical
Communications
Technology
Inverse S&P 500® 2x Strategy Fund
S&P 500 Index

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holding (% of Total Net Assets)
Federal Farm Credit Bank	1.3%

“Largest Holding” excludes any temporary cash or derivative investments.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 26.1%
Federal Home Loan Bank[1]
0.16% due 11/06/15	$8,500,000	$8,499,448
Fannie Mae[2]
0.50% due 08/15/16	7,000,000	6,982,381
Farmer Mac[1]
0.16% due 01/25/16	5,000,000	4,997,905
Total Federal Agency Discount Notes
(Cost $20,464,696)		20,479,734

FEDERAL AGENCY NOTES†† - 1.3%
Federal Farm Credit Bank[1]
0.18% due 08/01/17[3]	1,000,000	999,391
Total Federal Agency Notes
(Cost $1,000,000)		999,391

REPURCHASE AGREEMENTS††,4 - 38.3%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	26,904,808	26,904,808
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	3,023,012	3,023,012
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	168,721	168,721
Total Repurchase Agreements
(Cost $30,096,541)		30,096,541

Total Investments - 65.7%
(Cost $51,561,237)		$51,575,666
Other Assets & Liabilities, net - 34.3%		26,977,874
Total Net Assets - 100.0%		$78,553,540

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $667,888)	7	$3,434

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 S&P 500 Index Swap, Terminating 10/27/15[5] (Notional Value $1,081,375)	563	$5,930
Barclays Bank plc October 2015 S&P 500 Index Swap, Terminating 10/30/15[5] (Notional Value $54,169,765)	28,213	(1,046,454)
Goldman Sachs International October 2015 S&P 500 Index Swap, Terminating 10/26/15[5] (Notional Value $101,273,097)	52,746	(1,746,457)
(Total Notional Value $156,524,237)		$(2,786,981)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[4]	Repurchase Agreements — See Note 5.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $21,464,696)	$21,479,125
Repurchase agreements, at value (cost $30,096,541)	30,096,541
Total investments (cost $51,561,237)	51,575,666
Segregated cash with broker	18,250,020
Unrealized appreciation on swap agreements	5,930
Receivables:
Fund shares sold	11,982,090
Interest	188
Total assets	81,813,894

Liabilities:
Unrealized depreciation on swap agreements	2,792,911
Payable for:
Fund shares redeemed	355,089
Management fees	43,046
Distribution and service fees	13,386
Transfer agent and administrative fees	11,957
Portfolio accounting fees	7,175
Swap settlement	5,751
Variation margin	4,181
Miscellaneous	26,858
Total liabilities	3,260,354
Commitments and contingent liabilities (Note 11)	—
Net assets	$78,553,540

Net assets consist of:
Paid in capital	$391,484,064
Accumulated net investment loss	(500,757)
Accumulated net realized gain on investments	(309,660,649)
Net unrealized depreciation on investments	(2,769,118)
Net assets	$78,553,540

A-Class:
Net assets	$2,583,962
Capital shares outstanding	99,595
Net asset value per share	$25.94
Maximum offering price per share (Net asset value divided by 95.25%)	$27.23

C-Class:
Net assets	$2,819,174
Capital shares outstanding	121,375
Net asset value per share	$23.23

H-Class:
Net assets	$73,150,404
Capital shares outstanding	2,811,006
Net asset value per share	$26.02

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Interest	$11,633
Total investment income	11,633

Expenses:
Management fees	180,614
Transfer agent and administrative fees	50,171
Distribution and service fees:
A-Class	3,178
C-Class	9,988
H-Class	44,497
Portfolio accounting fees	30,103
Registration fees	18,768
Custodian fees	2,311
Trustees’ fees*	1,136
Miscellaneous	15,191
Total expenses	355,957
Net investment loss	(344,324)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	357
Swap agreements	7,819,678
Futures contracts	(187,368)
Net realized gain	7,632,667
Net change in unrealized appreciation (depreciation) on:
Investments	14,104
Swap agreements	(2,515,763)
Futures contracts	(95,806)
Net change in unrealized appreciation (depreciation)	(2,597,465)
Net realized and unrealized gain	5,035,202
Net increase in net assets resulting from operations	$4,690,878

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(344,324)	$(777,846)
Net realized gain (loss) on investments	7,632,667	(14,041,546)
Net change in unrealized appreciation (depreciation) on investments	(2,597,465)	379,288
Net increase (decrease) in net assets resulting from operations	4,690,878	(14,440,104)

Capital share transactions:
Proceeds from sale of shares
A-Class	18,816,569	53,770,672
C-Class	42,735,282	72,321,445
H-Class	410,170,364	809,410,118
Cost of shares redeemed
A-Class	(18,556,394)	(52,660,420)
C-Class	(42,580,626)	(71,414,452)
H-Class	(368,429,410)	(802,205,531)
Net increase from capital share transactions	42,155,785	9,221,832
Net increase (decrease) in net assets	46,846,663	(5,218,272)

Net assets:
Beginning of period	31,706,877	36,925,149
End of period	$78,553,540	$31,706,877
Accumulated net investment loss at end of period	$(500,757)	$(156,433)

Capital share activity:
Shares sold
A-Class	815,872	2,032,697
C-Class	2,037,159	2,950,914
H-Class	17,156,905	29,482,406
Shares redeemed
A-Class	(804,034)	(2,010,395)
C-Class	(2,027,373)	(2,915,983)
H-Class	(15,482,730)	(29,361,493)
Net increase in shares	1,695,799	178,146

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$23.87	$31.99	$50.07	$62.00	$89.18	$111.65	$166.39
Income (loss) from investment operations:
Net investment income (loss)[d]	(.20)	(.47)	(.69)	(.21)	(1.12)	(1.89)	(2.38)
Net gain (loss) on investments (realized and unrealized)	2.27	(7.65)	(17.39)	(11.72)	(26.06)	(20.58)	(52.36)
Total from investment operations	2.07	(8.12)	(18.08)	(11.93)	(27.18)	(22.47)	(54.74)
Net asset value, end of period	$25.94	$23.87	$31.99	$50.07	$62.00	$89.18	$111.65

Total Return[e]	8.67%	(25.38%)	(36.08%)	(19.30%)	(30.46%)	(20.13%)	(32.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,584	$2,095	$2,094	$4,921	$5,295	$6,138	$6,902
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.73%)	(1.70%)	(1.66%)	(1.62%)	(1.84%)	(1.60%)
Total expenses	1.73%	1.77%	1.74%	1.75%	1.75%	1.93%	1.79%
Portfolio turnover rate	—	—	—	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013b,c,f,	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$21.45	$28.97	$45.66	$56.60	$81.96	$103.28	$154.89
Income (loss) from investment operations:
Net investment income (loss)[d]	(.26)	(.63)	(.91)	(.28)	(1.54)	(2.38)	(3.08)
Net gain (loss) on investments (realized and unrealized)	2.04	(6.89)	(15.78)	(10.66)	(23.82)	(18.94)	(48.53)
Total from investment operations	1.78	(7.52)	(16.69)	(10.94)	(25.36)	(21.32)	(51.61)
Net asset value, end of period	$23.23	$21.45	$28.97	$45.66	$56.60	$81.96	$103.28

Total Return[e]	8.30%	(25.96%)	(36.52%)	(19.41%)	(30.91%)	(20.61%)	(33.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,819	$2,393	$2,221	$3,854	$4,187	$6,860	$8,654
Ratios to average net assets:
Net investment income (loss)	(2.42%)	(2.47%)	(2.45%)	(2.39%)	(2.37%)	(2.58%)	(2.35%)
Total expenses	2.48%	2.51%	2.49%	2.47%	2.50%	2.68%	2.54%
Portfolio turnover rate	—	—	—	—	—	—	—

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$23.94	$32.10	$50.26	$62.19	$89.41	$111.81	$166.55
Income (loss) from investment operations:
Net investment income (loss)[d]	(.20)	(.47)	(.69)	(.21)	(1.19)	(1.89)	(2.38)
Net gain (loss) on investments (realized and unrealized)	2.28	(7.69)	(17.47)	(11.72)	(26.03)	(20.51)	(52.36)
Total from investment operations	2.08	(8.16)	(18.16)	(11.93)	(27.22)	(22.40)	(54.74)
Net asset value, end of period	$26.02	$23.94	$32.10	$50.26	$62.19	$89.41	$111.81

Total Return[e]	8.69%	(25.42%)	(36.13%)	(19.14%)	(30.46%)	(20.04%)	(32.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,150	$27,218	$32,610	$55,573	$52,066	$73,750	$130,109
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.73%)	(1.70%)	(1.67%)	(1.64%)	(1.83%)	(1.61%)
Total expenses	1.74%	1.77%	1.74%	1.76%	1.76%	1.93%	1.79%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Reverse Share Split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

FUND PROFILE (Unaudited)	September 30, 2015

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

Industrial
Consumer, Cyclical
200%
150%
100%
50%
0%
NASDAQ-100 Index
Swap Agreements
NASDAQ-100 Index Equity
Mini Futures Contracts
Technology
Communications
Consumer, Non-cyclical
Industrial
Consumer, Cyclical
Technology
Communications
Consumer, Non-cyclical
NASDAQ-100®
2x Strategy Fund
NASDAQ-100 Index

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	10.1%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.9%
Google, Inc. — Class C	3.4%
Facebook, Inc. — Class A	3.3%
Federal Farm Credit Bank	3.0%
Google, Inc. — Class A	3.0%
Gilead Sciences, Inc.	2.3%
Intel Corp.	2.3%
Cisco Systems, Inc.	2.1%
Top Ten Total	39.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 76.9%

Technology - 28.9%
Apple, Inc.	246,074	$27,141,961
Microsoft Corp.	345,225	15,279,659
Intel Corp.	205,202	6,184,788
QUALCOMM, Inc.	67,819	3,643,915
Texas Instruments, Inc.	44,303	2,193,885
Adobe Systems, Inc.*	21,480	1,766,086
Cognizant Technology Solutions Corp. — Class A*	26,309	1,647,206
Avago Technologies Ltd.	11,211	1,401,487
Broadcom Corp. — Class A	24,129	1,240,954
Intuit, Inc.	11,899	1,056,036
Activision Blizzard, Inc.	31,457	971,707
NXP Semiconductor N.V.*	10,866	946,103
Electronic Arts, Inc.*	13,456	911,644
Cerner Corp.*	14,895	893,104
Fiserv, Inc.*	10,126	877,013
Western Digital Corp.	9,946	790,110
Analog Devices, Inc.	13,540	763,791
Applied Materials, Inc.	51,807	761,045
Paychex, Inc.	15,592	742,647
Micron Technology, Inc.*	46,766	700,555
Skyworks Solutions, Inc.	8,232	693,217
Altera Corp.	13,056	653,844
Check Point Software Technologies Ltd.*	7,806	619,250
Seagate Technology plc	13,037	584,058
NVIDIA Corp.	23,265	573,482
Akamai Technologies, Inc.*	7,709	532,384
CA, Inc.	19,048	520,010
Citrix Systems, Inc.*	6,936	480,526
SanDisk Corp.	8,824	479,408
Xilinx, Inc.	11,164	473,354
Lam Research Corp.	6,827	446,008
Autodesk, Inc.*	9,764	430,983
Linear Technology Corp.	10,350	417,623
NetApp, Inc.	12,952	383,379
KLA-Tencor Corp.	6,800	340,000
Total Technology		77,541,222

Communications - 25.2%
Amazon.com, Inc.*	20,189	10,334,547
Google, Inc. — Class C*	14,846	9,032,604
Facebook, Inc. — Class A*	97,539	8,768,756
Google, Inc. — Class A*	12,513	7,987,924
Cisco Systems, Inc.	219,527	5,762,584
Comcast Corp. — Class A	91,282	5,192,120
Priceline Group, Inc.*	2,188	2,706,250
Netflix, Inc.*	18,388	1,898,745
Baidu, Inc. ADR*	11,960	1,643,424
Twenty-First Century Fox, Inc. — Class A	52,701	1,421,873
eBay, Inc.*	52,584	1,285,153
Yahoo!, Inc.*	40,635	1,174,758
Liberty Global plc*	26,403	1,083,051
Twenty-First Century Fox, Inc. — Class B	34,456	932,724
JD.com, Inc. ADR*	34,987	911,761
Comcast Corp. — Class A	15,888	909,429
Sirius XM Holdings, Inc.*	229,774	859,355
Charter Communications, Inc. — Class A*	4,834	850,059
Viacom, Inc. — Class B	14,998	647,164
Symantec Corp.	29,532	574,988
DISH Network Corp. — Class A*	9,697	565,723
Vodafone Group plc ADR	17,207	546,150
Liberty Global plc — Class A*	10,899	468,003
TripAdvisor, Inc.*	5,668	357,197
Liberty Media Corp. — Class C*	9,647	332,435
VimpelCom Ltd. ADR	75,828	312,032
Discovery Communications, Inc. — Class C*	11,838	287,545
Liberty Ventures*	5,812	234,514
Discovery Communications, Inc. — Class A*	6,445	167,763
Liberty Media Corp. — Class A*	4,405	157,347
Liberty Global plc LiLAC — Class C*	1,329	45,505
Liberty Global plc LiLAC — Class A*	545	18,361
Total Communications		67,469,844

Consumer, Non-cyclical - 14.6%
Gilead Sciences, Inc.	63,348	6,220,139
Amgen, Inc.	32,729	4,527,075
Kraft Heinz Co.	52,351	3,694,934
Celgene Corp.*	34,124	3,691,193
Biogen, Inc.*	10,148	2,961,288
Mondelez International, Inc. — Class A	69,551	2,912,100
Express Scripts Holding Co.*	29,167	2,361,360
Regeneron Pharmaceuticals, Inc.*	4,390	2,041,965
Automatic Data Processing, Inc.	20,100	1,615,236
Alexion Pharmaceuticals, Inc.*	9,761	1,526,523
Monster Beverage Corp.*	8,870	1,198,692
Vertex Pharmaceuticals, Inc.*	10,560	1,099,718
Illumina, Inc.*	6,245	1,097,996
Mylan N.V.*	21,219	854,277
Intuitive Surgical, Inc.*	1,597	733,949
BioMarin Pharmaceutical, Inc.*	6,953	732,290
Verisk Analytics, Inc. — Class A*	7,272	537,474
Whole Foods Market, Inc.	15,447	488,898
Henry Schein, Inc.*	3,599	477,659
Keurig Green Mountain, Inc.	6,649	346,679
Total Consumer, Non-cyclical		39,119,445

Consumer, Cyclical - 7.4%
Walgreens Boots Alliance, Inc.	47,147	3,917,915
Starbucks Corp.	64,064	3,641,397
Costco Wholesale Corp.	18,969	2,742,347
Tesla Motors, Inc.*	5,604	1,392,034
American Airlines Group, Inc.	28,998	1,125,992
O’Reilly Automotive, Inc.*	4,291	1,072,750
Ross Stores, Inc.	17,750	860,343
PACCAR, Inc.	15,321	799,297

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Marriott International, Inc. — Class A	11,478	$782,800
Dollar Tree, Inc.*	10,130	675,266
Tractor Supply Co.	5,862	494,284
Liberty Interactive Corporation QVC Group — Class A*	18,634	488,770
Fastenal Co.	12,524	458,504
Bed Bath & Beyond, Inc.*	7,318	417,272
Staples, Inc.	27,779	325,848
Mattel, Inc.	14,616	307,813
Wynn Resorts Ltd.	4,381	232,719
Total Consumer, Cyclical		19,735,351

Industrial - 0.8%
SBA Communications Corp. — Class A*	5,512	577,327
Stericycle, Inc.*	3,662	510,153
CH Robinson Worldwide, Inc.	6,122	414,950
Expeditors International of Washington, Inc.	8,162	384,022
Garmin Ltd.	8,239	295,615
Total Industrial		2,182,067

Total Common Stocks
(Cost $169,247,927)		206,047,929

	Face Amount

FEDERAL AGENCY NOTES†† - 3.0%
Federal Farm Credit Bank[1]
0.18% due 08/01/17[2]	$8,000,000	7,995,128
Total Federal Agency Notes
(Cost $8,000,000)		7,995,128

FEDERAL AGENCY DISCOUNT NOTES†† - 2.2%
Federal Home Loan Bank[1]
0.36% due 06/01/16	5,000,000	4,991,360
0.16% due 11/04/15	865,000	864,873
Total Federal Home Loan Bank		5,856,233
Total Federal Agency Discount Notes
(Cost $5,852,673)		5,856,233

REPURCHASE AGREEMENTS††,3 - 5.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	13,518,000	13,518,000
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	1,518,876	1,518,876
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	84,772	84,772
Total Repurchase Agreements
(Cost $15,121,648)		15,121,648

Total Investments - 87.7%
(Cost $198,222,248)		$235,020,938
Other Assets & Liabilities, net - 12.3%		33,021,158
Total Net Assets - 100.0%		$268,042,096

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $62,433,750)	750	$(460,974)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 NASDAQ-100 Index Swap, Terminating 10/30/15[4] (Notional Value $239,864,593)	57,369	$4,347,321
Goldman Sachs International October 2015 NASDAQ-100 Index Swap, Terminating 10/26/15[4] (Notional Value $26,108,660)	6,245	484,523
Credit Suisse Capital, LLC October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[4] (Notional Value $1,548,780)	370	(16,110)
(Total Notional Value $267,522,033)		$4,815,734

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $183,100,600)	$219,899,290
Repurchase agreements, at value (cost $15,121,648)	15,121,648
Total investments (cost $198,222,248)	235,020,938
Segregated cash with broker	31,628,570
Unrealized appreciation on swap agreements	4,831,844
Cash	5,189
Receivables:
Fund shares sold	5,196,124
Variation margin	1,312,500
Dividends	42,701
Interest	1,263
Foreign taxes reclaim	653
Total assets	278,039,782

Liabilities:
Unrealized depreciation on swap agreements	16,110
Payable for:
Fund shares redeemed	9,436,771
Management fees	177,864
Distribution and service fees	63,183
Transfer agent and administrative fees	49,407
Portfolio accounting fees	29,644
Swap settlement	25,313
Miscellaneous	199,394
Total liabilities	9,997,686
Commitments and contingent liabilities (Note 11)	—
Net assets	$268,042,096

Net assets consist of:
Paid in capital	$253,687,328
Accumulated net investment loss	(1,459,604)
Accumulated net realized loss on investments	(25,339,078)
Net unrealized appreciation on investments	41,153,450
Net assets	$268,042,096

A-Class:
Net assets	$13,984,497
Capital shares outstanding	41,514
Net asset value per share	$336.86
Maximum offering price per share (Net asset value divided by 95.25%)	$353.66

C-Class:
Net assets	$20,678,056
Capital shares outstanding	72,036
Net asset value per share	$287.05

H-Class:
Net assets	$233,379,543
Capital shares outstanding	692,842
Net asset value per share	$336.84

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$1,359,575
Interest	20,320
Income from securities lending, net	2,815
Total investment income	1,382,710

Expenses:
Management fees	1,398,573
Transfer agent and administrative fees	388,493
Distribution and service fees:
A-Class	22,772
C-Class	120,387
H-Class	335,625
Portfolio accounting fees	233,097
Registration fees	174,597
Custodian fees	17,846
Trustees’ fees*	10,556
Line of credit fees	281
Miscellaneous	141,612
Total expenses	2,843,839
Net investment loss	(1,461,129)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,660,107
Swap agreements	(18,180,703)
Futures contracts	80,139
Net realized loss	(14,440,457)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,316,120)
Swap agreements	4,222,235
Futures contracts	(762,331)
Net change in unrealized appreciation (depreciation)	(7,856,216)
Net realized and unrealized loss	(22,296,673)
Net decrease in net assets resulting from operations	$(23,757,802)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,461,129)	$(3,043,532)
Net realized gain (loss) on investments	(14,440,457)	95,162,591
Net change in unrealized appreciation (depreciation) on investments	(7,856,216)	7,739,286
Net increase (decrease) in net assets resulting from operations	(23,757,802)	99,858,345

Distributions to shareholders from:
Net realized gains
A-Class	—	(646,170)
C-Class	—	(957,469)
H-Class	—	(16,070,110)
Total distributions to shareholders	—	(17,673,749)

Capital share transactions:
Proceeds from sale of shares
A-Class	30,086,024	53,293,687
C-Class	47,893,508	80,742,468
H-Class	1,326,588,765	3,717,462,759
Distributions reinvested
A-Class	—	586,398
C-Class	—	922,188
H-Class	—	14,809,392
Cost of shares redeemed
A-Class	(35,543,486)	(48,654,646)
C-Class	(47,895,314)	(81,384,892)
H-Class	(1,365,730,563)	(3,794,422,634)
Net decrease from capital share transactions	(44,601,066)	(56,645,280)
Net increase (decrease) in net assets	(68,358,868)	25,539,316

Net assets:
Beginning of period	336,400,964	310,861,648
End of period	$268,042,096	$336,400,964
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(1,459,604)	$1,525

Capital share activity:
Shares sold
A-Class	77,868	158,870
C-Class	146,628	284,269
H-Class	3,460,662	11,443,618
Shares issued from reinvestment of distributions
A-Class	—	1,602
C-Class	—	2,939
H-Class	—	40,472
Shares redeemed
A-Class	(93,268)	(146,154)
C-Class	(146,930)	(286,919)
H-Class	(3,559,449)	(11,742,224)
Net decrease in shares	(114,489)	(243,527)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$369.52	$269.19	$179.47	$160.58	$119.78	$120.86	$88.62
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.73)	(2.47)	(1.54)	(.36)	(1.06)	(1.62)	(1.08)
Net gain (loss) on investments (realized and unrealized)	(30.93)	116.29	109.54	19.25	41.86	.54	33.32
Total from investment operations	(32.66)	113.82	108.00	18.89	40.80	(1.08)	32.24
Less distributions from:
Net realized gains	—	(13.49)	(18.28)	—	—	—	—
Total distributions	—	(13.49)	(18.28)	—	—	—	—
Net asset value, end of period	$336.86	$369.52	$269.19	$179.47	$160.58	$119.78	$120.86

Total Return[e]	(8.84%)	42.33%	60.94%	11.76%	34.07%	(0.89%)	36.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,984	$21,031	$11,466	$6,409	$5,865	$4,458	$7,890
Ratios to average net assets:
Net investment income (loss)	(0.90%)	(0.74%)	(0.65%)	(0.84%)	(0.66%)	(1.27%)	(1.15%)
Total expenses	1.77%	1.80%	1.76%	1.79%	1.78%	1.92%	1.82%
Portfolio turnover rate	70%	396%	346%	71%	307%	164%	121%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$316.07	$233.41	$158.38	$141.97	$106.78	$108.57	$80.21
Income (loss) from investment operations:
Net investment income (loss)[d]	(2.73)	(4.80)	(2.84)	(.59)	(2.08)	(2.30)	(1.60)
Net gain (loss) on investments (realized and unrealized)	(26.29)	100.95	96.15	17.00	37.27	.51	29.96
Total from investment operations	(29.02)	96.15	93.31	16.41	35.19	(1.79)	28.36
Less distributions from:
Net realized gains	—	(13.49)	(18.28)	—	—	—	—
Total distributions	—	(13.49)	(18.28)	—	—	—	—
Net asset value, end of period	$287.05	$316.07	$233.41	$158.38	$141.97	$106.78	$108.57

Total Return[e]	(9.18%)	41.24%	59.75%	11.57%	32.96%	(1.64%)	35.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,678	$22,864	$16,817	$11,522	$11,640	$15,920	$20,058
Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.69%)	(1.40%)	(1.58%)	(1.49%)	(2.03%)	(1.88%)
Total expenses	2.52%	2.70%	2.52%	2.54%	2.55%	2.68%	2.57%
Portfolio turnover rate	70%	396%	346%	71%	307%	164%	121%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$369.50	$269.18	$179.45	$160.57	$119.86	$120.94	$88.62
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.70)	(2.59)	(1.54)	(.41)	(1.24)	(1.59)	(1.07)
Net gain (loss) on investments (realized and unrealized)	(30.96)	116.40	109.55	19.29	41.95	.51	33.39
Total from investment operations	(32.66)	113.81	108.01	18.88	40.71	(1.08)	32.32
Less distributions from:
Net realized gains	—	(13.49)	(18.28)	—	—	—	—
Total distributions	—	(13.49)	(18.28)	—	—	—	—
Net asset value, end of period	$336.84	$369.50	$269.18	$179.45	$160.57	$119.86	$120.94

Total Return[e]	(8.84%)	42.33%	60.95%	11.77%	33.98%	(0.90%)	36.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$233,380	$292,506	$282,578	$310,700	$131,996	$117,112	$236,196
Ratios to average net assets:
Net investment income (loss)	(0.88%)	(0.78%)	(0.67%)	(0.95%)	(0.76%)	(1.24%)	(1.13%)
Total expenses	1.77%	1.80%	1.77%	1.80%	1.80%	1.92%	1.82%
Portfolio turnover rate	70%	396%	346%	71%	307%	164%	121%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

100%
50%
0%
-50%
-100%
-150%
-200%
Technology
Communications
Consumer, Non-cyclical
Industrial
Consumer, Cyclical
NASDAQ-100 Index Equity Mini Futures Contracts Short Sales
NASDAQ-100 Index Swap Agreements Short Sales
Inverse NASDAQ-100® 2x Strategy Fund
NASDAQ-100 Index

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 32.2%
Fannie Mae[1]
0.50% due 08/15/16	$4,000,000	$3,989,932
Federal Farm Credit Bank[2]
0.18% due 01/14/16	2,093,000	2,092,207
Federal Home Loan Bank[2]
0.15% due 12/02/15	2,000,000	1,999,622
Total Federal Agency Discount Notes
(Cost $8,073,485)		8,081,761

REPURCHASE AGREEMENTS††,3 - 41.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	9,309,196	9,309,196
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	1,045,977	1,045,977
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	58,378	58,378
Total Repurchase Agreements
(Cost $10,413,551)		10,413,551

Total Investments - 73.6%
(Cost $18,487,036)		$18,495,312
Other Assets & Liabilities, net - 26.4%		6,650,204
Total Net Assets - 100.0%		$25,145,516

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $832,450)	10	$(17,520)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[4] (Notional Value $1,819,527)	435	$18,850
Barclays Bank plc October 2015 NASDAQ-100 Index Swap, Terminating 10/30/15[4] (Notional Value $13,263,261)	3,172	(248,034)
Goldman Sachs International October 2015 NASDAQ-100 Index Swap, Terminating 10/26/15[4] (Notional Value $34,374,053)	8,221	(638,304)
(Total Notional Value $49,456,841)		$(867,488)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	Total return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $8,073,485)	$8,081,761
Repurchase agreements, at value (cost $10,413,551)	10,413,551
Total investments (cost $18,487,036)	18,495,312
Segregated cash with broker	7,072,553
Unrealized appreciation on swap agreements	18,850
Receivables:
Fund shares sold	2,185,312
Interest	11
Total assets	27,772,038

Liabilities:
Unrealized depreciation on swap agreements	886,338
Payable for:
Fund shares redeemed	1,619,201
Swap settlement	45,848
Management fees	21,342
Variation margin	17,500
Distribution and service fees	6,388
Transfer agent and administrative fees	5,929
Portfolio accounting fees	3,557
Miscellaneous	20,419
Total liabilities	2,626,522
Commitments and contingent liabilities (Note 11)	—
Net assets	$25,145,516

Net assets consist of:
Paid in capital	$256,189,485
Accumulated net investment loss	(289,786)
Accumulated net realized loss on investments	(229,877,451)
Net unrealized depreciation on investments	(876,732)
Net assets	$25,145,516

A-Class:
Net assets	$756,593
Capital shares outstanding	39,215
Net asset value per share	$19.29
Maximum offering price per share (Net asset value divided by 95.25%)	$20.25

C-Class:
Net assets	$923,454
Capital shares outstanding	53,495
Net asset value per share	$17.26

H-Class:
Net assets	$23,465,469
Capital shares outstanding	1,216,221
Net asset value per share	$19.29

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Interest	$7,060
Total investment income	7,060

Expenses:
Management fees	102,674
Transfer agent and administrative fees	28,521
Distribution and service fees:
A-Class	613
C-Class	4,123
H-Class	26,879
Portfolio accounting fees	17,113
Registration fees	10,958
Custodian fees	1,313
Trustees’ fees*	675
Miscellaneous	12,401
Total expenses	205,270
Net investment loss	(198,210)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	285
Swap agreements	493,759
Futures contracts	880,498
Net realized gain	1,374,542
Net change in unrealized appreciation (depreciation) on:
Investments	7,936
Swap agreements	(861,688)
Futures contracts	(54,187)
Net change in unrealized appreciation (depreciation)	(907,939)
Net realized and unrealized gain	466,603
Net increase in net assets resulting from operations	$268,393

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(198,210)	$(507,977)
Net realized gain (loss) on investments	1,374,542	(12,698,458)
Net change in unrealized appreciation (depreciation) on investments	(907,939)	(39,781)
Net increase (decrease) in net assets resulting from operations	268,393	(13,246,216)

Capital share transactions:
Proceeds from sale of shares
A-Class	8,276,225	25,526,847
C-Class	24,280,492	45,520,604
H-Class	382,388,523	1,249,467,130
Cost of shares redeemed
A-Class	(7,784,382)	(25,423,846)
C-Class	(24,720,496)	(45,043,386)
H-Class	(379,576,289)	(1,242,352,560)
Net increase from capital share transactions	2,864,073	7,694,789
Net increase (decrease) in net assets	3,132,466	(5,551,427)

Net assets:
Beginning of period	22,013,050	27,564,477
End of period	$25,145,516	$22,013,050
Accumulated net investment loss at end of period	$(289,786)	$(91,576)

Capital share activity:
Shares sold
A-Class	460,730	1,128,860
C-Class	1,509,541	2,171,547
H-Class	21,256,451	51,277,843
Shares redeemed
A-Class	(435,310)	(1,134,594)
C-Class	(1,535,491)	(2,140,721)
H-Class	(21,093,742)	(51,058,359)
Net increase in shares	162,179	244,576

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[d,g]	Year Ended December 31, 2010[d,g]
Per Share Data
Net asset value, beginning of period	$19.36	$30.75	$54.59	$62.44	$95.64	$124.60	$204.96
Income (loss) from investment operations:
Net investment income (loss)[e]	(.15)	(.41)	(.69)	(.28)	(1.12)	(1.96)	(3.08)
Net gain (loss) on investments (realized and unrealized)	.08	(10.98)	(23.15)	(7.57)	(32.08)	(27.00)	(77.28)
Total from investment operations	(.07)	(11.39)	(23.84)	(7.85)	(33.20)	(28.96)	(80.36)
Net asset value, end of period	$19.29	$19.36	$30.75	$54.59	$62.44	$95.64	$124.60

Total Return[f]	(0.36%)	(37.04%)	(43.68%)	(12.56%)	(34.70%)	(23.26%)	(39.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$757	$267	$601	$605	$881	$2,346	$1,045
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.77%)	(1.72%)	(1.72%)	(1.67%)	(1.84%)	(1.66%)
Total expenses	1.77%	1.82%	1.76%	1.80%	1.78%	1.92%	1.82%
Portfolio turnover rate	—	—	—	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[d,g]	Year Ended December 31, 2010[d,g]
Per Share Data
Net asset value, beginning of period	$17.30	$27.69	$49.67	$56.90	$88.42	$115.64	$191.24
Income (loss) from investment operations:
Net investment income (loss)[e]	(.20)	(.56)	(.91)	(.35)	(1.54)	(2.66)	(3.64)
Net gain (loss) on investments (realized and unrealized)	.16	(9.83)	(21.07)	(6.88)	(29.98)	(24.56)	(71.96)
Total from investment operations	(.04)	(10.39)	(21.98)	(7.23)	(31.52)	(27.22)	(75.60)
Net asset value, end of period	$17.26	$17.30	$27.69	$49.67	$56.90	$88.42	$115.64

Total Return[f]	(0.52%)	(37.52%)	(44.29%)	(12.67%)	(35.63%)	(23.55%)	(39.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$923	$1,375	$1,346	$1,623	$2,146	$4,084	$3,485
Ratios to average net assets:
Net investment income (loss)	(2.44%)	(2.51%)	(2.50%)	(2.38%)	(2.39%)	(2.67%)	(2.41%)
Total expenses	2.50%	2.55%	2.54%	2.45%	2.50%	2.68%	2.57%
Portfolio turnover rate	—	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[d,g]	Year Ended December 31, 2010[d,g]
Per Share Data
Net asset value, beginning of period	$19.34	$30.72	$54.61	$62.45	$95.88	$124.32	$204.68
Income (loss) from investment operations:
Net investment income (loss)[e]	(.15)	(.43)	(.70)	(.28)	(1.12)	(2.03)	(2.80)
Net gain (loss) on investments (realized and unrealized)	.10	(10.95)	(23.19)	(7.56)	(32.31)	(26.41)	(77.56)
Total from investment operations	(.05)	(11.38)	(23.89)	(7.84)	(33.43)	(28.44)	(80.36)
Net asset value, end of period	$19.29	$19.34	$30.72	$54.61	$62.45	$95.88	$124.32

Total Return[f]	(0.26%)	(37.02%)	(43.75%)	(12.56%)	(34.84%)	(22.92%)	(39.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,465	$20,371	$25,617	$48,728	$29,499	$43,686	$53,747
Ratios to average net assets:
Net investment income (loss)	(1.71%)	(1.78%)	(1.75%)	(1.73%)	(1.67%)	(1.86%)	(1.66%)
Total expenses	1.77%	1.83%	1.78%	1.81%	1.79%	1.93%	1.82%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Reverse Share Split — Per share amounts for the periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[e]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[g]	Reverse Share Split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Goldman Sachs Group, Inc.	4.6%
International Business Machines Corp.	3.8%
3M Co.	3.7%
Boeing Co.	3.4%
NIKE, Inc. — Class B	3.2%
UnitedHealth Group, Inc.	3.0%
Home Depot, Inc.	3.0%
Apple, Inc.	2.9%
Walt Disney Co.	2.7%
Travelers Companies, Inc.	2.6%
Top Ten Total	32.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 63.9%

Financial - 12.6%
Goldman Sachs Group, Inc.	12,021	$2,088,770
Travelers Companies, Inc.	12,021	1,196,450
American Express Co.	12,021	891,117
Visa, Inc. — Class A	12,021	837,383
JPMorgan Chase & Co.	12,021	732,920
Total Financial		5,746,640

Industrial - 11.9%
3M Co.	12,021	1,704,216
Boeing Co.	12,021	1,574,150
United Technologies Corp.	12,021	1,069,749
Caterpillar, Inc.	12,021	785,693
General Electric Co.	12,021	303,170
Total Industrial		5,436,978

Consumer, Non-cyclical - 10.5%
UnitedHealth Group, Inc.	12,021	1,394,556
Johnson & Johnson	12,021	1,122,160
Procter & Gamble Co.	12,021	864,791
Merck & Company, Inc.	12,021	593,717
Coca-Cola Co.	12,021	482,283
Pfizer, Inc.	12,021	377,580
Total Consumer, Non-cyclical		4,835,087

Consumer, Cyclical - 10.5%
NIKE, Inc. — Class B	12,021	1,478,222
Home Depot, Inc.	12,021	1,388,305
McDonald’s Corp.	12,021	1,184,429
Wal-Mart Stores, Inc.	12,021	779,442
Total Consumer, Cyclical		4,830,398

Technology - 8.6%
International Business Machines Corp.	12,021	1,742,685
Apple, Inc.	12,021	1,325,916
Microsoft Corp.	12,021	532,049
Intel Corp.	12,021	362,313
Total Technology		3,962,963

Communications - 4.5%
Walt Disney Co.	12,021	1,228,546
Verizon Communications, Inc.	12,021	523,034
Cisco Systems, Inc.	12,021	315,551
Total Communications		2,067,131

Energy - 4.0%
Chevron Corp.	12,021	948,217
Exxon Mobil Corp.	12,021	893,761
Total Energy		1,841,978

Basic Materials - 1.3%
EI du Pont de Nemours & Co.	12,021	579,412

Total Common Stocks
(Cost $28,215,516)		29,300,587

	Face Amount

REPURCHASE AGREEMENTS††,1 - 5.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$2,249,989	2,249,989
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	252,808	252,808
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	14,110	14,110
Total Repurchase Agreements
(Cost $2,516,907)		2,516,907

Total Investments - 69.4%
(Cost $30,732,423)		$31,817,494
Other Assets & Liabilities, net - 30.6%		14,061,427
Total Net Assets - 100.0%		$45,878,921

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
DOW 2x STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $19,968,715)	247	$(18,516)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 Dow Jones Industrial Average Index Swap, Terminating 10/30/15[2] (Notional Value $40,355,071)	2,478	$344,768
Credit Suisse Capital, LLC October 2015 Dow Jones Industrial Average Index Swap, Terminating 10/27/15[2] (Notional Value $1,926,236)	118	(3,649)
(Total Notional Value $42,281,307)		$341,119

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $28,215,516)	$29,300,587
Repurchase agreements, at value (cost $2,516,907)	2,516,907
Total investments (cost $30,732,423)	31,817,494
Segregated cash with broker	2,603,099
Unrealized appreciation on swap agreements	344,768
Receivables:
Fund shares sold	21,894,216
Variation margin	104,579
Swap settlement	17,871
Dividends	10,527
Interest	3
Total assets	56,792,557

Liabilities:
Unrealized depreciation on swap agreements	3,649
Payable for:
Securities purchased	10,038,635
Fund shares redeemed	818,014
Management fees	22,654
Distribution and service fees	8,221
Transfer agent and administrative fees	6,293
Portfolio accounting fees	3,776
Miscellaneous	12,394
Total liabilities	10,913,636
Commitments and contingent liabilities (Note 11)	—
Net assets	$45,878,921

Net assets consist of:
Paid in capital	$48,463,899
Accumulated net investment loss	(163,832)
Accumulated net realized loss on investments	(3,828,820)
Net unrealized appreciation on investments	1,407,674
Net assets	$45,878,921

A-Class:
Net assets	$6,084,430
Capital shares outstanding	143,266
Net asset value per share	$42.47
Maximum offering price per share (Net asset value divided by 95.25%)	$44.59

C-Class:
Net assets	$2,672,709
Capital shares outstanding	68,679
Net asset value per share	$38.92

H-Class:
Net assets	$37,121,782
Capital shares outstanding	876,554
Net asset value per share	$42.35

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$227,351
Interest	1,577
Total investment income	228,928

Expenses:
Management fees	143,190
Transfer agent and administrative fees	39,775
Distribution and service fees:
A-Class	10,721
C-Class	20,461
H-Class	23,940
Portfolio accounting fees	23,866
Registration fees	19,126
Custodian fees	1,828
Trustees’ fees*	1,131
Line of credit fees	15
Miscellaneous	16,464
Total expenses	300,517
Net investment loss	(71,589)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,704,640)
Swap agreements	(1,363,842)
Futures contracts	447,700
Net realized loss	(2,620,782)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,414)
Swap agreements	98,028
Futures contracts	(38,486)
Net change in unrealized appreciation (depreciation)	55,128
Net realized and unrealized loss	(2,565,654)
Net decrease in net assets resulting from operations	$(2,637,243)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(71,589)	$(265,493)
Net realized gain (loss) on investments	(2,620,782)	8,090,048
Net change in unrealized appreciation (depreciation) on investments	55,128	(448,651)
Net increase (decrease) in net assets resulting from operations	(2,637,243)	7,375,904

Capital share transactions:
Proceeds from sale of shares
A-Class	15,416,142	25,797,007
C-Class	12,743,439	47,402,464
H-Class	269,126,143	709,488,815
Cost of shares redeemed
A-Class	(19,790,833)	(21,761,624)
C-Class	(14,857,143)	(46,803,435)
H-Class	(253,916,542)	(720,741,797)
Net increase (decrease) from capital share transactions	8,721,206	(6,618,570)
Net increase in net assets	6,083,963	757,334

Net assets:
Beginning of period	39,794,958	39,037,624
End of period	$45,878,921	$39,794,958
Accumulated net investment loss at end of period	$(163,832)	$(92,243)

Capital share activity:
Shares sold
A-Class	303,525	533,029
C-Class	283,975	1,091,481
H-Class	5,715,345	15,290,610
Shares redeemed
A-Class	(395,425)	(449,631)
C-Class	(332,485)	(1,079,507)
H-Class	(5,282,191)	(15,501,832)
Net increase (decrease) in shares	292,744	(115,850)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$50.69	$43.26	$33.64	$27.14	$23.31	$21.48	$17.53
Income (loss) from investment operations:
Net investment income (loss)[d]	(.09)	(.32)	(.29)	(.06)	(.29)	(.14)	— [f]
Net gain (loss) on investments (realized and unrealized)	(8.13)	7.75	9.91	6.56	4.12	1.98	3.95
Total from investment operations	(8.22)	7.43	9.62	6.50	3.83	1.84	3.95
Less distributions from:
Net investment income	—	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	—	(.01)	—
Net asset value, end of period	$42.47	$50.69	$43.26	$33.64	$27.14	$23.31	$21.48

Total Return[e]	(16.22%)	17.18%	28.60%	23.95%	16.43%	8.55%	22.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,084	$11,921	$6,566	$4,755	$3,574	$4,267	$3,708
Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.68%)	(0.75%)	(0.77%)	(1.12%)	(0.63%)	0.02%
Total expenses	1.79%	1.81%	1.76%	1.77%	1.78%	1.92%	1.81%
Portfolio turnover rate	450%	1,236%	3,338%	979%	15,091%	7,150%	108%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$46.62	$40.08	$31.39	$25.37	$21.95	$20.41	$16.77
Income (loss) from investment operations:
Net investment income (loss)[d]	(.26)	(.60)	(.52)	(.11)	(.46)	(.30)	(.14)
Net gain (loss) on investments (realized and unrealized)	(7.44)	7.14	9.21	6.13	3.88	1.85	3.78
Total from investment operations	(7.70)	6.54	8.69	6.02	3.42	1.55	3.64
Less distributions from:
Net investment income	—	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	—	(.01)	—
Net asset value, end of period	$38.92	$46.62	$40.08	$31.39	$25.37	$21.95	$20.41

Total Return[e]	(16.52%)	16.32%	27.68%	23.73%	15.63%	7.58%	21.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,673	$5,463	$4,217	$3,623	$2,249	$2,562	$3,420
Ratios to average net assets:
Net investment income (loss)	(1.14%)	(1.38%)	(1.44%)	(1.57%)	(1.89%)	(1.40%)	(0.78%)
Total expenses	2.54%	2.57%	2.50%	2.53%	2.54%	2.67%	2.56%
Portfolio turnover rate	450%	1,236%	3,338%	979%	15,091%	7,150%	108%

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$50.54	$43.16	$33.53	$27.05	$23.26	$21.45	$17.53
Income (loss) from investment operations:
Net investment income (loss)[d]	(.08)	(.26)	(.28)	(.06)	(.27)	(.10)	(.02)
Net gain (loss) on investments (realized and unrealized)	(8.11)	7.64	9.91	6.54	4.06	1.92	3.94
Total from investment operations	(8.19)	7.38	9.63	6.48	3.79	1.82	3.92
Less distributions from:
Net investment income	—	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	—	(.01)	—
Net asset value, end of period	$42.35	$50.54	$43.16	$33.53	$27.05	$23.26	$21.45

Total Return[e]	(16.21%)	17.10%	28.72%	23.96%	16.34%	8.42%	22.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,122	$22,411	$28,254	$47,483	$17,151	$28,243	$41,776
Ratios to average net assets:
Net investment income (loss)	(0.34%)	(0.54%)	(0.73%)	(0.85%)	(1.02%)	(0.42%)	(0.11%)
Total expenses	1.79%	1.82%	1.77%	1.79%	1.79%	1.92%	1.81%
Portfolio turnover rate	450%	1,236%	3,338%	979%	15,091%	7,150%	108%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Net investment income (loss) is less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 22.9%
Federal Home Loan Bank[1]
0.15% due 12/02/15	$1,000,000	$999,811
0.17% due 11/06/15	800,000	799,948
0.10% due 10/23/15	500,000	499,969
Total Federal Home Loan Bank		2,299,728
Fannie Mae[2]
0.50% due 08/15/16	2,000,000	1,994,967
Total Federal Agency Discount Notes
(Cost $4,290,630)		4,294,695

REPURCHASE AGREEMENTS††,3 - 47.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	7,888,517	7,888,517
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	886,350	886,350
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	49,469	49,469
Total Repurchase Agreements
(Cost $8,824,336)		8,824,336

Total Investments - 70.1%
(Cost $13,114,966)		$13,119,031
Other Assets & Liabilities, net - 29.9%		5,591,376
Total Net Assets - 100.0%		$18,710,407

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $808,450)	10	$(13,298)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 Dow Jones Industrial Average Index Swap, Terminating 10/27/15[4] (Notional Value $2,192,207)	135	$4,043
Barclays Bank plc October 2015 Dow Jones Industrial Average Index Swap, Terminating 10/30/15[4] (Notional Value $34,431,810)	2,114	(497,620)
(Total Notional Value $36,624,017)		$(493,577)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $4,290,630)	$4,294,695
Repurchase agreements, at value (cost $8,824,336)	8,824,336
Total investments (cost $13,114,966)	13,119,031
Segregated cash with broker	3,394,124
Unrealized appreciation on swap agreements	4,043
Receivables:
Fund shares sold	2,943,539
Interest	9
Total assets	19,460,746

Liabilities:
Unrealized depreciation on swap agreements	497,620
Payable for:
Fund shares redeemed	169,349
Swap settlement	34,544
Management fees	16,032
Variation margin	11,000
Distribution and service fees	5,078
Transfer agent and administrative fees	4,453
Portfolio accounting fees	2,672
Miscellaneous	9,591
Total liabilities	750,339
Commitments and contingent liabilities (Note 11)	—
Net assets	$18,710,407

Net assets consist of:
Paid in capital	$88,261,947
Accumulated net investment loss	(168,529)
Accumulated net realized loss on investments	(68,880,201)
Net unrealized depreciation on investments	(502,810)
Net assets	$18,710,407

A-Class:
Net assets	$2,005,260
Capital shares outstanding	59,573
Net asset value per share	$33.66
Maximum offering price per share (Net asset value divided by 95.25%)	$35.34

C-Class:
Net assets	$1,358,841
Capital shares outstanding	44,361
Net asset value per share	$30.63

H-Class:
Net assets	$15,346,306
Capital shares outstanding	454,650
Net asset value per share	$33.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Interest	$3,158
Total investment income	3,158

Expenses:
Management fees	61,631
Transfer agent and administrative fees	17,120
Distribution and service fees:
A-Class	1,982
C-Class	4,962
H-Class	13,899
Portfolio accounting fees	10,273
Custodian fees	789
Trustees’ fees*	346
Miscellaneous	15,364
Total expenses	126,366
Net investment loss	(123,208)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(35)
Swap agreements	2,054,187
Futures contracts	51,616
Net realized gain	2,105,768
Net change in unrealized appreciation (depreciation) on:
Investments	4,065
Swap agreements	(423,744)
Futures contracts	(12,840)
Net change in unrealized appreciation (depreciation)	(432,519)
Net realized and unrealized gain	1,673,249
Net increase in net assets resulting from operations	$1,550,041

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(123,208)	$(231,041)
Net realized gain (loss) on investments	2,105,768	(2,679,981)
Net change in unrealized appreciation (depreciation) on investments	(432,519)	32,254
Net increase (decrease) in net assets resulting from operations	1,550,041	(2,878,768)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,484,507	6,528,044
C-Class	25,868,234	60,628,687
H-Class	154,266,718	309,035,990
Cost of shares redeemed
A-Class	(3,087,469)	(5,646,090)
C-Class	(25,415,189)	(60,451,363)
H-Class	(147,460,152)	(305,814,201)
Net increase from capital share transactions	7,656,649	4,281,067
Net increase in net assets	9,206,690	1,402,299

Net assets:
Beginning of period	9,503,717	8,101,418
End of period	$18,710,407	$9,503,717
Accumulated net investment loss at end of period	$(168,529)	$(45,321)

Capital share activity:
Shares sold
A-Class	117,123	200,102
C-Class	945,818	1,910,835
H-Class	4,938,097	8,803,209
Shares redeemed
A-Class	(101,868)	(176,593)
C-Class	(930,111)	(1,904,333)
H-Class	(4,725,326)	(8,725,533)
Net increase in shares	243,733	107,687

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$30.36	$39.35	$55.42	$69.97	$90.55	$125.20	$180.57
Income (loss) from investment operations:
Net investment income (loss)[d]	(.27)	(.61)	(.81)	(.28)	(1.33)	(2.03)	(2.66)
Net gain (loss) on investments (realized and unrealized)	3.57	(8.38)	(15.26)	(14.27)	(19.25)	(32.62)	(52.71)
Total from investment operations	3.30	(8.99)	(16.07)	(14.55)	(20.58)	(34.65)	(55.37)
Net asset value, end of period	$33.66	$30.36	$39.35	$55.42	$69.97	$90.55	$125.20

Total Return[e]	10.87%	(22.85%)	(29.02%)	(20.80%)	(22.66%)	(27.68%)	(30.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,005	$1,346	$819	$588	$863	$2,027	$1,752
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.81%)	(1.73%)	(1.69%)	(1.68%)	(1.85%)	(1.65%)
Total expenses	1.79%	1.82%	1.75%	1.76%	1.79%	1.92%	1.81%
Portfolio turnover rate	—	—	—	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$27.74	$36.24	$51.52	$65.19	$85.03	$118.59	$172.32
Income (loss) from investment operations:
Net investment income (loss)[d]	(.34)	(.79)	(1.07)	(.35)	(1.75)	(2.66)	(3.64)
Net gain (loss) on investments (realized and unrealized)	3.23	(7.71)	(14.21)	(13.32)	(18.09)	(30.90)	(50.09)
Total from investment operations	2.89	(8.50)	(15.28)	(13.67)	(19.84)	(33.56)	(53.73)
Net asset value, end of period	$30.63	$27.74	$36.24	$51.52	$65.19	$85.03	$118.59

Total Return[e]	10.45%	(23.45%)	(29.66%)	(20.95%)	(23.31%)	(28.34%)	(31.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,359	$795	$803	$913	$784	$1,245	$1,567
Ratios to average net assets:
Net investment income (loss)	(2.47%)	(2.58%)	(2.45%)	(2.49%)	(2.42%)	(2.60%)	(2.40%)
Total expenses	2.52%	2.60%	2.47%	2.57%	2.53%	2.67%	2.56%
Portfolio turnover rate	—	—	—	—	—	—	—

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$30.44	$39.46	$55.39	$69.76	$90.53	$125.33	$180.68
Income (loss) from investment operations:
Net investment income (loss)[d]	(.27)	(.63)	(.81)	(.28)	(1.26)	(2.03)	(2.66)
Net gain (loss) on investments (realized and unrealized)	3.58	(8.39)	(15.12)	(14.09)	(19.51)	(32.77)	(52.69)
Total from investment operations	3.31	(9.02)	(15.93)	(14.37)	(20.77)	(34.80)	(55.35)
Net asset value, end of period	$33.75	$30.44	$39.46	$55.39	$69.76	$90.53	$125.33

Total Return[e]	10.87%	(22.86%)	(28.73%)	(20.66%)	(22.89%)	(27.77%)	(30.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,346	$7,363	$6,480	$8,507	$9,617	$10,765	$25,404
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.82%)	(1.75%)	(1.71%)	(1.67%)	(1.85%)	(1.66%)
Total expenses	1.79%	1.84%	1.77%	1.79%	1.79%	1.92%	1.81%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	September 30, 2015

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Tyler Technologies, Inc.	0.2%
Anacor Pharmaceuticals, Inc.	0.2%
Manhattan Associates, Inc.	0.2%
CubeSmart	0.2%
Investors Bancorp, Inc.	0.2%
First American Financial Corp.	0.2%
Casey’s General Stores, Inc.	0.1%
MAXIMUS, Inc.	0.1%
West Pharmaceutical Services, Inc.	0.1%
Team Health Holdings, Inc.	0.1%
Top Ten Total	1.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 60.7%

Financial - 15.8%
CubeSmart	1,459	$39,699
Investors Bancorp, Inc.	3,052	37,662
First American Financial Corp.	949	37,077
Strategic Hotels & Resorts, Inc.*	2,408	33,207
CNO Financial Group, Inc.	1,724	32,427
Highwoods Properties, Inc.	823	31,892
Umpqua Holdings Corp.	1,923	31,345
MarketAxess Holdings, Inc.	327	30,372
Prosperity Bancshares, Inc.	611	30,007
Bank of the Ozarks, Inc.	683	29,888
Sovran Self Storage, Inc.	312	29,422
RLJ Lodging Trust	1,158	29,263
Webster Financial Corp.	795	28,325
LaSalle Hotel Properties	990	28,106
Sun Communities, Inc.	408	27,646
MGIC Investment Corp.*	2,972	27,521
Radian Group, Inc.	1,675	26,649
New Residential Investment Corp.	2,014	26,383
PrivateBancorp, Inc. — Class A	688	26,372
DCT Industrial Trust, Inc.	779	26,221
EPR Properties	502	25,888
FirstMerit Corp.	1,451	25,639
Stifel Financial Corp.*	594	25,007
Sunstone Hotel Investors, Inc.	1,827	24,171
Western Alliance Bancorporation*	755	23,186
United Bankshares, Inc.	606	23,022
PRA Group, Inc.*	424	22,438
Pebblebrook Hotel Trust	630	22,334
Wintrust Financial Corp.	416	22,227
Healthcare Realty Trust, Inc.	881	21,893
MB Financial, Inc.	656	21,412
Texas Capital Bancshares, Inc.*	401	21,020
Medical Properties Trust, Inc.	1,900	21,014
Cathay General Bancorp	701	21,002
Symetra Financial Corp.	656	20,756
First Industrial Realty Trust, Inc.	969	20,301
Primerica, Inc.	450	20,282
Home BancShares, Inc.	500	20,250
RLI Corp.	378	20,233
Blackhawk Network Holdings, Inc.*	476	20,178
BancorpSouth, Inc.	845	20,086
Valley National Bancorp	2,035	20,024
FNB Corp.	1,529	19,801
IBERIABANK Corp.	335	19,500
GEO Group, Inc.	653	19,420
DiamondRock Hospitality Co.	1,755	19,393
Colony Capital, Inc. — Class A	977	19,110
National Health Investors, Inc.	330	18,972
CyrusOne, Inc.	579	18,910
Washington Federal, Inc.	830	18,883
Hudson Pacific Properties, Inc.	652	18,771
Fulton Financial Corp.	1,549	18,743
Ryman Hospitality Properties, Inc.	380	18,707
Hancock Holding Co.	682	18,448
Acadia Realty Trust	601	18,071
Kennedy-Wilson Holdings, Inc.	813	18,024
First Financial Bankshares, Inc.	562	17,860
UMB Financial Corp.	345	17,529
Janus Capital Group, Inc.	1,286	17,490
Cousins Properties, Inc.	1,894	17,463
Glacier Bancorp, Inc.	660	17,417
BofI Holding, Inc.*	135	17,392
Kite Realty Group Trust	730	17,381
Ellie Mae, Inc.*	258	17,174
Xenia Hotels & Resorts, Inc.	978	17,076
Urban Edge Properties	779	16,819
EverBank Financial Corp.	848	16,367
South State Corp.	212	16,296
WisdomTree Investments, Inc.	1,000	16,130
Columbia Banking System, Inc.	506	15,792
Equity One, Inc.	643	15,651
Sterling Bancorp	1,050	15,613
Pinnacle Financial Partners, Inc.	314	15,515
Selective Insurance Group, Inc.	499	15,498
CVB Financial Corp.	924	15,431
American Equity Investment Life Holding Co.	661	15,408
First Citizens BancShares, Inc. — Class A	68	15,368
EastGroup Properties, Inc.	282	15,279
Evercore Partners, Inc. — Class A	301	15,122
Capitol Federal Financial, Inc.	1,230	14,908
Washington Real Estate Investment Trust	595	14,833
Mack-Cali Realty Corp.	782	14,764
Alexander & Baldwin, Inc.	427	14,659
Lexington Realty Trust	1,798	14,564
National Penn Bancshares, Inc.	1,228	14,429
DuPont Fabros Technology, Inc.	553	14,312
New York REIT, Inc.	1,422	14,305
Old National Bancorp	1,023	14,250
WageWorks, Inc.*	313	14,110
Education Realty Trust, Inc.	423	13,938
Argo Group International Holdings Ltd.	243	13,751
Trustmark Corp.	590	13,670
Chesapeake Lodging Trust	523	13,629
Monogram Residential Trust, Inc.	1,455	13,546
Kemper Corp.	381	13,475
Chambers Street Properties	2,071	13,441
Financial Engines, Inc.	455	13,408
Retail Opportunity Investments Corp.	809	13,381
PS Business Parks, Inc.	168	13,336
American Assets Trust, Inc.	326	13,320
LTC Properties, Inc.	312	13,313
Community Bank System, Inc.	357	13,270
Hilltop Holdings, Inc.*	667	13,213
Sabra Health Care REIT, Inc.	570	13,213

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Invesco Mortgage Capital, Inc.	1,077	$13,182
BGC Partners, Inc. — Class A	1,603	13,177
Hatteras Financial Corp.	848	12,847
LegacyTexas Financial Group, Inc.	417	12,711
Astoria Financial Corp.	788	12,687
Simmons First National Corp. — Class A	261	12,510
Essent Group Ltd.*	487	12,102
Enstar Group Ltd.*	80	12,000
Pennsylvania Real Estate Investment Trust	605	11,997
Horace Mann Educators Corp.	361	11,992
First Midwest Bancorp, Inc.	683	11,980
Eagle Bancorp, Inc.*	262	11,920
International Bancshares Corp.	475	11,889
Renasant Corp.	352	11,563
Parkway Properties, Inc.	740	11,514
Aircastle Ltd.	548	11,294
Provident Financial Services, Inc.	576	11,232
St. Joe Co.*	587	11,229
HFF, Inc. — Class A	332	11,208
CoreSite Realty Corp.	213	10,957
Northwest Bancshares, Inc.	825	10,725
QTS Realty Trust, Inc. — Class A	244	10,660
WesBanco, Inc.	337	10,599
Independent Bank Corp.	228	10,510
BBCN Bancorp, Inc.	695	10,439
Select Income REIT	549	10,436
Gramercy Property Trust, Inc.	502	10,427
Ramco-Gershenson Properties Trust	693	10,402
NBT Bancorp, Inc.	386	10,399
STAG Industrial, Inc.	570	10,380
First Financial Bancorp	541	10,322
Park National Corp.	114	10,285
Potlatch Corp.	356	10,249
Redwood Trust, Inc.	738	10,214
PennyMac Mortgage Investment Trust	653	10,102
CYS Investments, Inc.	1,384	10,048
Third Point Reinsurance Ltd.*	738	9,926
S&T Bancorp, Inc.	304	9,916
Westamerica Bancorporation	223	9,910
Government Properties Income Trust	616	9,856
Hersha Hospitality Trust	430	9,744
Beneficial Bancorp, Inc.*	722	9,574
Chemical Financial Corp.	294	9,511
Union Bankshares Corp.	394	9,456
iStar, Inc.*	748	9,410
Kearny Financial Corp.	819	9,394
Physicians Realty Trust	616	9,295
Great Western Bancorp, Inc.	362	9,185
Summit Hotel Properties, Inc.	764	8,916
FelCor Lodging Trust, Inc.	1,253	8,859
United Community Banks, Inc.	432	8,830
Banner Corp.	183	8,742
First Merchants Corp.	332	8,705
Boston Private Financial Holdings, Inc.	726	8,494
Franklin Street Properties Corp.	788	8,471
Encore Capital Group, Inc.*	228	8,436
Investors Real Estate Trust	1,073	8,305
AMERISAFE, Inc.	167	8,305
Capstead Mortgage Corp.	839	8,298
Universal Insurance Holdings, Inc.	279	8,242
Stewart Information Services Corp.	200	8,182
FNFV Group*	698	8,181
ServisFirst Bancshares, Inc.	196	8,140
Infinity Property & Casualty Corp.	101	8,135
Ameris Bancorp	282	8,108
Apollo Commercial Real Estate Finance, Inc.	513	8,059
FCB Financial Holdings, Inc. — Class A*	245	7,992
Starwood Waypoint Residential Trust	335	7,983
Talmer Bancorp, Inc. — Class A	479	7,975
ARMOUR Residential REIT, Inc.	386	7,735
MBIA, Inc.*	1,271	7,728
New Senior Investment Group, Inc.	731	7,647
TowneBank	398	7,502
Terreno Realty Corp.	376	7,384
Greenhill & Company, Inc.	257	7,317
Navigators Group, Inc.*	93	7,252
Chatham Lodging Trust	336	7,217
Nelnet, Inc. — Class A	207	7,164
Safety Insurance Group, Inc.	132	7,148
WSFS Financial Corp.	248	7,145
Berkshire Hills Bancorp, Inc.	258	7,105
First Commonwealth Financial Corp.	779	7,081
Hanmi Financial Corp.	279	7,031
Tompkins Financial Corp.	131	6,990
Altisource Residential Corp.	502	6,988
Alexander’s, Inc.	18	6,731
Rexford Industrial Realty, Inc.	485	6,688
American Capital Mortgage Investment Corp.	449	6,618
Lakeland Financial Corp.	146	6,592
Meridian Bancorp, Inc.	481	6,575
STORE Capital Corp.	318	6,570
City Holding Co.	133	6,557
Wilshire Bancorp, Inc.	616	6,474
State Bank Financial Corp.	313	6,473
Cardinal Financial Corp.	280	6,443
Ocwen Financial Corp.*	941	6,314
National General Holdings Corp.	326	6,289
Northfield Bancorp, Inc.	411	6,251
United Fire Group, Inc.	178	6,239
Employers Holdings, Inc.	279	6,219
Inland Real Estate Corp.	767	6,213
Brookline Bancorp, Inc.	612	6,206
PHH Corp.*	436	6,156
Maiden Holdings Ltd.	443	6,149
Southside Bancshares, Inc.	222	6,116
Virtus Investment Partners, Inc.	60	6,030

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Walker & Dunlop, Inc.*	231	$6,024
Oritani Financial Corp.	384	5,998
Customers Bancorp, Inc.*	233	5,988
Capital Bank Financial Corp. — Class A*	195	5,895
CenterState Banks, Inc.	399	5,865
Ambac Financial Group, Inc.*	395	5,716
First Potomac Realty Trust	515	5,665
Heartland Financial USA, Inc.	156	5,661
Greenlight Capital Re Ltd. — Class A*	254	5,659
United Financial Bancorp, Inc.	432	5,638
Sandy Spring Bancorp, Inc.	215	5,629
BNC Bancorp	248	5,513
Marcus & Millichap, Inc.*	119	5,473
Walter Investment Management Corp.*	331	5,379
New York Mortgage Trust, Inc.	957	5,254
Flushing Financial Corp.	258	5,165
Universal Health Realty Income Trust	110	5,163
FBL Financial Group, Inc. — Class A	83	5,106
Silver Bay Realty Trust Corp.	318	5,091
Monmouth Real Estate Investment Corp.	520	5,070
ConnectOne Bancorp, Inc.	262	5,057
Washington Trust Bancorp, Inc.	130	4,999
Ladder Capital Corp. — Class A	349	4,997
Rouse Properties, Inc.	320	4,986
Heritage Financial Corp.	264	4,968
Cass Information Systems, Inc.	101	4,962
TriCo Bancshares	199	4,889
Cohen & Steers, Inc.	178	4,886
American Residential Properties, Inc.	282	4,870
Community Trust Bancorp, Inc.	137	4,865
TrustCo Bank Corp. NY	832	4,859
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	282	4,856
Bryn Mawr Bank Corp.	156	4,847
Diamond Hill Investment Group, Inc.	26	4,837
Piper Jaffray Cos.*	133	4,811
First Interstate BancSystem, Inc. — Class A	172	4,788
Nationstar Mortgage Holdings, Inc.*	345	4,785
Yadkin Financial Corp.	221	4,749
Stock Yards Bancorp, Inc.	130	4,726
United Development Funding IV	268	4,717
First NBC Bank Holding Co.*	134	4,695
Western Asset Mortgage Capital Corp.	367	4,628
Cedar Realty Trust, Inc.	744	4,620
Dime Community Bancshares, Inc.	273	4,614
Agree Realty Corp.	154	4,597
Urstadt Biddle Properties, Inc. — Class A	243	4,554
InfraREIT, Inc.	192	4,547
Anworth Mortgage Asset Corp.	918	4,535
HomeStreet, Inc.*	194	4,481
National Western Life Insurance Co. — Class A	20	4,454
Cowen Group, Inc. — Class A*	976	4,451
Saul Centers, Inc.	86	4,451
Ashford Hospitality Trust, Inc.	729	4,447
1st Source Corp.	144	4,435
Enterprise Financial Services Corp.	175	4,405
Central Pacific Financial Corp.	202	4,236
Heritage Insurance Holdings, Inc.*	214	4,222
First Busey Corp.	209	4,153
CoBiz Financial, Inc.	318	4,137
Acacia Research Corp.	448	4,068
Moelis & Co. — Class A	154	4,044
BancFirst Corp.	64	4,038
Investment Technology Group, Inc.	300	4,002
Great Southern Bancorp, Inc.	92	3,984
Banc of California, Inc.	317	3,890
MainSource Financial Group, Inc.	190	3,868
Forestar Group, Inc.*	293	3,854
Virtu Financial, Inc. — Class A	167	3,828
Pacific Premier Bancorp, Inc.*	188	3,820
Square 1 Financial, Inc. — Class A*	148	3,800
AG Mortgage Investment Trust, Inc.	249	3,790
CareTrust REIT, Inc.	331	3,757
RE/MAX Holdings, Inc. — Class A	103	3,706
Westwood Holdings Group, Inc.	68	3,696
Lakeland Bancorp, Inc.	332	3,689
Flagstar Bancorp, Inc.*	179	3,680
RAIT Financial Trust	739	3,665
First BanCorp*	1,018	3,624
CatchMark Timber Trust, Inc. — Class A	346	3,557
Apollo Residential Mortgage, Inc.	279	3,532
Getty Realty Corp.	223	3,523
Opus Bank	91	3,480
Bridge Bancorp, Inc.	130	3,472
Blue Hills Bancorp, Inc.	246	3,407
OFG Bancorp	390	3,405
German American Bancorp, Inc.	116	3,395
Ashford Hospitality Prime, Inc.	240	3,367
Peoples Bancorp, Inc.	161	3,347
Univest Corporation of Pennsylvania	173	3,325
NMI Holdings, Inc. — Class A*	437	3,321
Clifton Bancorp, Inc.	238	3,303
CU Bancorp*	147	3,302
OM Asset Management plc	214	3,300
HomeTrust Bancshares, Inc.*	177	3,283
KCG Holdings, Inc. — Class A*	298	3,269
Independent Bank Group, Inc.	85	3,267
Resource Capital Corp.	292	3,262
International. FCStone, Inc.*	132	3,259
Preferred Bank/Los Angeles CA	102	3,223
Waterstone Financial, Inc.	237	3,195
Citizens, Inc.*	430	3,191
Dynex Capital, Inc.	480	3,149
First Financial Corp.	97	3,138
Bank Mutual Corp.	408	3,133
Stonegate Bank	98	3,117

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Mercantile Bank Corp.	148	$3,075
Financial Institutions, Inc.	124	3,073
Seacoast Banking Corporation of Florida*	209	3,068
Metro Bancorp, Inc.	104	3,057
Fidelity Southern Corp.	143	3,023
GAMCO Investors, Inc. — Class A	55	3,020
Campus Crest Communities, Inc.	566	3,011
State Auto Financial Corp.	132	3,011
Federated National Holding Co.	124	2,978
Independent Bank Corp.	201	2,967
First Defiance Financial Corp.	81	2,961
First Bancorp	173	2,941
HCI Group, Inc.	75	2,908
First of Long Island Corp.	107	2,892
Peapack Gladstone Financial Corp.	136	2,879
Ares Commercial Real Estate Corp.	238	2,854
Anchor BanCorp Wisconsin, Inc.*	67	2,854
Arlington Asset Investment Corp. — Class A	201	2,824
Suffolk Bancorp	102	2,787
OneBeacon Insurance Group Ltd. — Class A	198	2,780
Altisource Portfolio Solutions S.A.*	116	2,765
Southwest Bancorp, Inc.	166	2,724
National Storage Affiliates Trust	201	2,724
Whitestone REIT — Class B	236	2,721
Park Sterling Corp.	395	2,686
NewBridge Bancorp	314	2,678
First Community Bancshares, Inc.	148	2,649
West Bancorporation, Inc.	141	2,644
Camden National Corp.	65	2,626
Arrow Financial Corp.	96	2,557
Gladstone Commercial Corp.	181	2,554
State National Companies, Inc.	273	2,553
Meta Financial Group, Inc.	61	2,548
Bank of Marin Bancorp	52	2,495
Fidelity & Guaranty Life	99	2,429
Federal Agricultural Mortgage Corp. — Class C	92	2,386
Horizon Bancorp	100	2,375
One Liberty Properties, Inc.	110	2,346
Enova International, Inc.*	229	2,340
TriState Capital Holdings, Inc.*	187	2,332
Peoples Financial Services Corp.	66	2,305
CNB Financial Corp.	126	2,289
First Connecticut Bancorp, Inc.	141	2,273
CorEnergy Infrastructure Trust, Inc.	513	2,267
Pacific Continental Corp.	170	2,263
Bancorp, Inc.*	294	2,240
QCR Holdings, Inc.	102	2,231
NexPoint Residential Trust, Inc.	166	2,218
Triumph Bancorp, Inc.*	130	2,184
Armada Hoffler Properties, Inc.	223	2,179
United Community Financial Corp.	430	2,150
Guaranty Bancorp	130	2,141
Republic Bancorp, Inc. — Class A	87	2,136
Preferred Apartment Communities, Inc. — Class A	195	2,122
Citizens & Northern Corp.	107	2,089
Heritage Commerce Corp.	184	2,087
GAIN Capital Holdings, Inc.	281	2,046
MidWestOne Financial Group, Inc.	69	2,019
OceanFirst Financial Corp.	117	2,015
eHealth, Inc.*	157	2,011
BankFinancial Corp.	161	2,001
Bluerock Residential Growth REIT, Inc.	165	1,977
United Insurance Holdings Corp.	150	1,973
Territorial Bancorp, Inc.	75	1,953
Ladenburg Thalmann Financial Services, Inc.*	922	1,945
Easterly Government Properties, Inc.	120	1,914
Global Indemnity plc — Class A*	73	1,910
National Bankshares, Inc.	61	1,898
Real Industry, Inc.*	215	1,896
Consolidated-Tomoka Land Co.	38	1,892
Ames National Corp.	82	1,880
Independence Realty Trust, Inc.	258	1,860
PennyMac Financial Services, Inc. — Class A*	116	1,856
Orchid Island Capital, Inc.	200	1,850
Charter Financial Corp.	145	1,839
UMH Properties, Inc.	196	1,823
Oppenheimer Holdings, Inc. — Class A	91	1,821
FRP Holdings, Inc.*	60	1,808
American National Bankshares, Inc.	77	1,806
First Bancorp, Inc.	94	1,795
First Business Financial Services, Inc.	76	1,788
Baldwin & Lyons, Inc. — Class B	82	1,779
Fox Chase Bancorp, Inc.	102	1,771
NewStar Financial, Inc.*	211	1,730
Penns Woods Bancorp, Inc.	42	1,719
Atlas Financial Holdings, Inc.*	91	1,684
World Acceptance Corp.*	62	1,664
Bar Harbor Bankshares	52	1,663
Sierra Bancorp	104	1,660
National Interstate Corp.	62	1,654
Heritage Oaks Bancorp	206	1,640
Farmers Capital Bank Corp.*	65	1,615
Sun Bancorp, Inc.*	84	1,612
EMC Insurance Group, Inc.	69	1,601
Old Second Bancorp, Inc.*	256	1,595
Kansas City Life Insurance Co.	32	1,504
BSB Bancorp, Inc.*	71	1,501
Calamos Asset Management, Inc. — Class A	156	1,479
Regional Management Corp.*	95	1,473
Cascade Bancorp*	269	1,455
Hallmark Financial Services, Inc.*	124	1,425
Enterprise Bancorp, Inc.	67	1,405
Capital City Bank Group, Inc.	94	1,402
Crawford & Co. — Class B	249	1,397
Hingham Institution for Savings	12	1,392

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Access National Corp.	64	$1,304
National Commerce Corp.*	53	1,271
Impac Mortgage Holdings, Inc.*	76	1,243
Merchants Bancshares, Inc.	42	1,235
Century Bancorp, Inc. — Class A	30	1,223
CommunityOne Bancorp*	108	1,174
Marlin Business Services Corp.	76	1,170
Trupanion, Inc.*	143	1,080
Franklin Financial Network, Inc.*	48	1,073
Donegal Group, Inc. — Class A	75	1,055
Bear State Financial, Inc.*	117	1,041
Green Bancorp, Inc.*	89	1,020
On Deck Capital, Inc.*	102	1,010
C1 Financial, Inc.*	52	991
Pzena Investment Management, Inc. — Class A	110	979
Stonegate Mortgage Corp.*	128	910
Independence Holding Co.	62	804
JG Wentworth Co. — Class A*	127	626
Ashford, Inc.*	9	571
Hampton Roads Bankshares, Inc.*	299	568
Great Ajax Corp.	38	470
6D Global Technologies, Inc.*,††	157	457
BBX Capital Corp. — Class A*	24	386
Fifth Street Asset Management, Inc.	51	381
CIFC Corp.	53	379
RCS Capital Corp. — Class A*	431	349
Medley Management, Inc. — Class A	52	344
ZAIS Group Holdings, Inc.*	33	311
Altisource Asset Management Corp.*	8	192
Total Financial		3,737,444

Consumer, Non-cyclical - 13.6%
Anacor Pharmaceuticals, Inc.*	356	41,906
West Pharmaceutical Services, Inc.	630	34,095
Team Health Holdings, Inc.*	631	34,092
STERIS Corp.	522	33,914
ABIOMED, Inc.*	365	33,857
Euronet Worldwide, Inc.*	455	33,710
WellCare Health Plans, Inc.*	386	33,266
Amsurg Corp. — Class A*	425	33,027
Ultragenyx Pharmaceutical, Inc.*	337	32,457
HealthSouth Corp.	801	30,734
Thoratec Corp.*	475	30,048
PAREXEL International Corp.*	484	29,969
Neurocrine Biosciences, Inc.*	747	29,722
Post Holdings, Inc.*	500	29,550
TreeHouse Foods, Inc.*	375	29,171
Cepheid*	627	28,339
Deluxe Corp.	438	24,415
Dyax Corp.*	1,275	24,340
Molina Healthcare, Inc.*	344	23,684
ACADIA Pharmaceuticals, Inc.*	697	23,051
Myriad Genetics, Inc.*	606	22,713
Clovis Oncology, Inc.*	242	22,254
Helen of Troy Ltd.*	248	22,146
Impax Laboratories, Inc.*	627	22,077
Medicines Co.*	579	21,979
Cimpress N.V.*	287	21,844
United Natural Foods, Inc.*	439	21,296
Bright Horizons Family Solutions, Inc.*	328	21,070
Healthcare Services Group, Inc.	625	21,062
Prestige Brands Holdings, Inc.*	459	20,728
NuVasive, Inc.*	423	20,396
Heartland Payment Systems, Inc.	320	20,163
Chemed Corp.	150	20,020
CEB, Inc.	292	19,955
Monro Muffler Brake, Inc.	277	18,711
Radius Health, Inc.*	268	18,575
B&G Foods, Inc.	508	18,516
Catalent, Inc.*	734	17,837
Owens & Minor, Inc.	554	17,695
Sotheby’s	545	17,429
Portola Pharmaceuticals, Inc.*	404	17,218
Cantel Medical Corp.	299	16,953
KYTHERA Biopharmaceuticals, Inc.*	226	16,945
Vector Group Ltd.	749	16,944
Advisory Board Co.*	372	16,941
Boston Beer Company, Inc. — Class A*	80	16,849
On Assignment, Inc.*	452	16,679
Novavax, Inc.*	2,345	16,579
SUPERVALU, Inc.*	2,296	16,486
Darling Ingredients, Inc.*	1,446	16,253
Lancaster Colony Corp.	162	15,792
Grand Canyon Education, Inc.*	412	15,652
Chimerix, Inc.*	399	15,242
DeVry Education Group, Inc.	558	15,183
FTI Consulting, Inc.*	365	15,151
Exact Sciences Corp.*	840	15,112
Cal-Maine Foods, Inc.	273	14,909
J&J Snack Foods Corp.	131	14,889
Masimo Corp.*	383	14,769
Haemonetics Corp.*	453	14,641
Neogen Corp.*	325	14,622
Korn/Ferry International	442	14,617
Snyder’s-Lance, Inc.	427	14,403
Amicus Therapeutics, Inc.*	1,014	14,186
Matthews International Corp. — Class A	288	14,104
Kite Pharma, Inc.*	252	14,031
Cyberonics, Inc.*	228	13,858
Integra LifeSciences Holdings Corp.*	230	13,696
Dean Foods Co.	826	13,646
ICU Medical, Inc.*	124	13,578
Sanderson Farms, Inc.	197	13,508
ABM Industries, Inc.	488	13,327
Magellan Health, Inc.*	240	13,303
Ligand Pharmaceuticals, Inc. — Class B*	154	13,190
Pacira Pharmaceuticals, Inc.*	320	13,152

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cardtronics, Inc.*	394	$12,884
Insulet Corp.*	497	12,877
Huron Consulting Group, Inc.*	202	12,631
Nektar Therapeutics*	1,151	12,615
Greatbatch, Inc.*	223	12,582
AMN Healthcare Services, Inc.*	417	12,514
Halozyme Therapeutics, Inc.*	930	12,490
Prothena Corporation plc*	274	12,423
Globus Medical, Inc. — Class A*	599	12,375
Travelport Worldwide Ltd.	925	12,229
IPC Healthcare, Inc.*	153	11,886
Air Methods Corp.*	345	11,761
Halyard Health, Inc.*	408	11,604
Sarepta Therapeutics, Inc.*	361	11,592
Kindred Healthcare, Inc.	732	11,529
Brink’s Co.	426	11,506
Fresh Del Monte Produce, Inc.	291	11,497
Ironwood Pharmaceuticals, Inc. — Class A*	1,103	11,493
CONMED Corp.	240	11,458
Natus Medical, Inc.*	288	11,362
WD-40 Co.	127	11,312
Rent-A-Center, Inc.	465	11,277
AMAG Pharmaceuticals, Inc.*	280	11,124
Cambrex Corp.*	274	10,872
ExamWorks Group, Inc.*	363	10,614
ZS Pharma, Inc.*	159	10,440
EVERTEC, Inc.	575	10,390
Exelixis, Inc.*	1,830	10,266
Insmed, Inc.*	538	9,991
Select Medical Holdings Corp.	920	9,927
Acorda Therapeutics, Inc.*	374	9,915
Depomed, Inc.*	525	9,896
Universal Corp.	197	9,765
Lannett Company, Inc.*	231	9,591
Wright Medical Group, Inc.*	451	9,480
Ensign Group, Inc.	222	9,464
HealthEquity, Inc.*	318	9,397
Amedisys, Inc.*	246	9,340
Merit Medical Systems, Inc.*	386	9,229
MiMedx Group, Inc.*	950	9,168
FibroGen, Inc.*	418	9,163
Apollo Education Group, Inc. — Class A*	826	9,136
Diplomat Pharmacy, Inc.*	317	9,107
Celldex Therapeutics, Inc.*	864	9,107
ZIOPHARM Oncology, Inc.*	1,006	9,064
Zeltiq Aesthetics, Inc.*	282	9,032
Analogic Corp.	109	8,942
Momenta Pharmaceuticals, Inc.*	536	8,796
NxStage Medical, Inc.*	554	8,737
Abaxis, Inc.	197	8,666
Tumi Holdings, Inc.*	491	8,651
ARIAD Pharmaceuticals, Inc.*	1,463	8,544
SpartanNash Co.	330	8,531
Fresh Market, Inc.*	377	8,516
Multi-Color Corp.	111	8,490
Andersons, Inc.	249	8,481
Ophthotech Corp.*	206	8,347
TrueBlue, Inc.*	368	8,269
Merrimack Pharmaceuticals, Inc.*	964	8,204
TESARO, Inc.*	204	8,180
Repligen Corp.*	286	7,965
Coca-Cola Bottling Company Consolidated	41	7,929
HeartWare International, Inc.*	151	7,899
PTC Therapeutics, Inc.*	294	7,850
Cempra, Inc.*	279	7,767
PharMerica Corp.*	267	7,601
Emergent BioSolutions, Inc.*	266	7,578
Intra-Cellular Therapies, Inc.*	189	7,568
Insperity, Inc.	170	7,468
Dynavax Technologies Corp.*	298	7,313
BioCryst Pharmaceuticals, Inc.*	636	7,250
ImmunoGen, Inc.*	755	7,248
LifeLock, Inc.*	826	7,236
Endologix, Inc.*	589	7,221
PDL BioPharma, Inc.	1,435	7,218
Diamond Foods, Inc.*	231	7,129
LDR Holding Corp.*	206	7,113
Achillion Pharmaceuticals, Inc.*	1,029	7,110
Green Dot Corp. — Class A*	401	7,058
Xoom Corp.*	279	6,942
MannKind Corp.*	2,158	6,927
ACCO Brands Corp.*	963	6,808
HMS Holdings Corp.*	775	6,796
Nevro Corp.*	146	6,773
PRA Health Sciences, Inc.*	174	6,756
NutriSystem, Inc.	254	6,736
Navigant Consulting, Inc.*	423	6,730
Alder Biopharmaceuticals, Inc.*	205	6,716
USANA Health Sciences, Inc.*	50	6,701
OPKO Health, Inc.*	795	6,684
Inogen, Inc.*	137	6,651
RPX Corp.*	476	6,531
NewLink Genetics Corp.*	182	6,523
TherapeuticsMD, Inc.*	1,113	6,522
Tornier N.V.*	318	6,484
Luminex Corp.*	377	6,375
Heron Therapeutics, Inc.*	256	6,246
Meridian Bioscience, Inc.	364	6,224
Retrophin, Inc.*	306	6,200
Seaboard Corp.*	2	6,158
Surgical Care Affiliates, Inc.*	188	6,147
McGrath RentCorp	228	6,085
TriNet Group, Inc.*	361	6,065
Central Garden & Pet Co. — Class A*	371	5,977
MacroGenics, Inc.*	275	5,891
Insys Therapeutics, Inc.*	206	5,863

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Team, Inc.*	182	$5,846
Cynosure, Inc. — Class A*	194	5,828
Affymetrix, Inc.*	677	5,782
Calavo Growers, Inc.	129	5,759
Kforce, Inc.	215	5,650
Array BioPharma, Inc.*	1,236	5,636
Ingles Markets, Inc. — Class A	117	5,596
Eagle Pharmaceuticals, Inc.*	75	5,552
Orthofix International N.V.*	163	5,501
AtriCure, Inc.*	249	5,456
National Healthcare Corp.	88	5,358
Theravance, Inc.	746	5,356
Capella Education Co.	107	5,299
Strayer Education, Inc.*	96	5,277
Relypsa, Inc.*	284	5,257
Providence Service Corp.*	120	5,230
ICF International, Inc.*	171	5,197
Capital Senior Living Corp.*	257	5,153
Sage Therapeutics, Inc.*	121	5,121
Monster Worldwide, Inc.*	797	5,117
LHC Group, Inc.*	114	5,104
Viad Corp.	176	5,103
Tootsie Roll Industries, Inc.	163	5,100
Enanta Pharmaceuticals, Inc.*	140	5,060
Resources Connection, Inc.	329	4,958
Vascular Solutions, Inc.*	151	4,894
US Physical Therapy, Inc.	109	4,893
Atrion Corp.	13	4,874
Phibro Animal Health Corp. — Class A	153	4,839
Quidel Corp.*	252	4,758
LendingTree, Inc.*	51	4,745
Acceleron Pharma, Inc.*	189	4,706
Atara Biotherapeutics, Inc.*	148	4,653
Synergy Pharmaceuticals, Inc.*	876	4,643
Zafgen, Inc.*	144	4,601
Incorporated Research Holdings, Inc. — Class A*	114	4,560
Spectranetics Corp.*	371	4,374
Cardiovascular Systems, Inc.*	276	4,372
Adeptus Health, Inc. — Class A*	54	4,361
Sucampo Pharmaceuticals, Inc. — Class A*	216	4,292
Raptor Pharmaceutical Corp.*	703	4,253
CBIZ, Inc.*	433	4,252
Hanger, Inc.*	310	4,228
Supernus Pharmaceuticals, Inc.*	299	4,195
Coherus Biosciences, Inc.*	206	4,128
Vanda Pharmaceuticals, Inc.*	365	4,117
Invacare Corp.	282	4,081
Paylocity Holding Corp.*	136	4,079
Revance Therapeutics, Inc.*	137	4,077
Anika Therapeutics, Inc.*	128	4,074
Weis Markets, Inc.	97	4,050
Arena Pharmaceuticals, Inc.*	2,118	4,045
Boulder Brands, Inc.*	480	3,931
Ennis, Inc.	226	3,923
Lexicon Pharmaceuticals, Inc.*	364	3,909
Geron Corp.*	1,383	3,817
Cross Country Healthcare, Inc.*	280	3,811
Cerus Corp.*	835	3,791
Albany Molecular Research, Inc.*	217	3,780
Triple-S Management Corp. — Class B*	211	3,758
Inter Parfums, Inc.	149	3,697
John B Sanfilippo & Son, Inc.	72	3,691
Kelly Services, Inc. — Class A	259	3,662
K12, Inc.*	294	3,657
Omeros Corp.*	332	3,639
Infinity Pharmaceuticals, Inc.*	430	3,634
Inovio Pharmaceuticals, Inc.*	627	3,624
American Public Education, Inc.*	150	3,518
Spectrum Pharmaceuticals, Inc.*	584	3,492
Progenics Pharmaceuticals, Inc.*	608	3,478
Accuray, Inc.*	690	3,447
Sangamo BioSciences, Inc.*	608	3,429
SP Plus Corp.*	147	3,403
Rockwell Medical, Inc.*	441	3,400
Intersect ENT, Inc.*	144	3,370
Smart & Final Stores, Inc.*	213	3,346
Genomic Health, Inc.*	156	3,301
Epizyme, Inc.*	254	3,266
Amphastar Pharmaceuticals, Inc.*	277	3,238
Omega Protein Corp.*	189	3,207
Ascent Capital Group, Inc. — Class A*	117	3,203
Aerie Pharmaceuticals, Inc.*	180	3,193
Keryx Biopharmaceuticals, Inc.*	906	3,189
TG Therapeutics, Inc.*	310	3,125
Heidrick & Struggles International, Inc.	160	3,112
Landauer, Inc.	84	3,107
Carriage Services, Inc. — Class A	143	3,087
Agenus, Inc.*	669	3,077
National Beverage Corp.*	100	3,073
Osiris Therapeutics, Inc.*	166	3,066
Accelerate Diagnostics, Inc.*	189	3,058
Xencor, Inc.*	249	3,045
Quad/Graphics, Inc.	251	3,037
Healthways, Inc.*	272	3,025
SciClone Pharmaceuticals, Inc.*	434	3,012
Navidea Biopharmaceuticals, Inc.*	1,319	3,007
Arrowhead Research Corp.*	521	3,001
Mirati Therapeutics, Inc.*	87	2,995
Universal American Corp.*	437	2,989
Revlon, Inc. — Class A*	101	2,974
Aegerion Pharmaceuticals, Inc.*	218	2,965
Sagent Pharmaceuticals, Inc.*	193	2,959
Everi Holdings, Inc.*	576	2,955
Spark Therapeutics, Inc.*	70	2,921
Dermira, Inc.*	125	2,918

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

GenMark Diagnostics, Inc.*	370	$2,912
AngioDynamics, Inc.*	220	2,902
BioTelemetry, Inc.*	237	2,901
Five Prime Therapeutics, Inc.*	188	2,893
Hackett Group, Inc.	209	2,874
RTI Surgical, Inc.*	503	2,857
K2M Group Holdings, Inc.*	153	2,846
La Jolla Pharmaceutical Co.*	101	2,807
Forrester Research, Inc.	88	2,767
ANI Pharmaceuticals, Inc.*	69	2,726
Advaxis, Inc.*	266	2,721
Esperion Therapeutics, Inc.*	115	2,713
NeoGenomics, Inc.*	469	2,687
Elizabeth Arden, Inc.*	229	2,677
Great Lakes Dredge & Dock Corp.*	529	2,666
Barrett Business Services, Inc.	62	2,662
STAAR Surgical Co.*	341	2,646
Tejon Ranch Co.*	121	2,639
James River Group Holdings Ltd.	97	2,608
Northwest Biotherapeutics, Inc.*	410	2,563
Medifast, Inc.*	95	2,552
Concert Pharmaceuticals, Inc.*	135	2,534
Almost Family, Inc.*	63	2,523
Idera Pharmaceuticals, Inc.*	747	2,502
Zogenix, Inc.*	185	2,498
SurModics, Inc.*	114	2,490
OncoMed Pharmaceuticals, Inc.*	148	2,455
Theravance Biopharma, Inc.*	223	2,451
CorVel Corp.*	75	2,423
Oxford Immunotec Global plc*	177	2,390
IGI Laboratories, Inc.*	362	2,367
Tetraphase Pharmaceuticals, Inc.*	316	2,357
Civitas Solutions, Inc.*	102	2,338
Chefs’ Warehouse, Inc.*	165	2,336
Ardelyx, Inc.*	135	2,333
Otonomy, Inc.*	130	2,315
Antares Pharma, Inc.*	1,354	2,302
Cara Therapeutics, Inc.*	161	2,301
Wausau Paper Corp.	359	2,298
Oncothyreon, Inc.*	833	2,282
Trevena, Inc.*	220	2,277
Lion Biotechnologies, Inc.*	395	2,275
Threshold Pharmaceuticals, Inc.*	559	2,275
Versartis, Inc.*	196	2,260
BioDelivery Sciences International, Inc.*	406	2,257
Natural Health Trends Corp.	69	2,255
Galena Biopharma, Inc.*	1,416	2,237
Career Education Corp.*	593	2,230
Aratana Therapeutics, Inc.*	260	2,200
OraSure Technologies, Inc.*	495	2,198
CryoLife, Inc.	224	2,180
CSS Industries, Inc.	82	2,160
Pfenex, Inc.*	143	2,146
Organovo Holdings, Inc.*	798	2,139
ARC Document Solutions, Inc.*	358	2,130
Anthera Pharmaceuticals, Inc.*	348	2,119
Karyopharm Therapeutics, Inc.*	201	2,117
CTI BioPharma Corp.*	1,438	2,099
Sorrento Therapeutics, Inc.*	249	2,089
Akebia Therapeutics, Inc.*	214	2,067
ServiceSource International, Inc.*	516	2,064
MoneyGram International, Inc.*	257	2,061
Corcept Therapeutics, Inc.*	543	2,042
Paratek Pharmaceuticals, Inc.	107	2,033
Vectrus, Inc.*	92	2,028
Cytokinetics, Inc.*	303	2,027
InVivo Therapeutics Holdings Corp.*	231	1,991
Catalyst Pharmaceuticals, Inc.*	661	1,983
Curis, Inc.*	975	1,970
Genesis Healthcare, Inc.*	321	1,968
Pacific Biosciences of California, Inc.*	531	1,943
Foundation Medicine, Inc.*	105	1,937
Durect Corp.*	985	1,921
Rigel Pharmaceuticals, Inc.*	771	1,904
Orexigen Therapeutics, Inc.*	897	1,893
BioSpecifics Technologies Corp.*	43	1,872
Ocular Therapeutix, Inc.*	132	1,856
Farmer Bros Co.*	68	1,853
Flexion Therapeutics, Inc.*	122	1,813
Sequenom, Inc.*	1,033	1,808
Natural Grocers by Vitamin Cottage, Inc.*	79	1,793
XenoPort, Inc.*	515	1,787
Peregrine Pharmaceuticals, Inc.*	1,748	1,783
Utah Medical Products, Inc.	33	1,778
Addus HomeCare Corp.*	57	1,776
Blueprint Medicines Corp.*	82	1,750
OvaScience, Inc.*	206	1,749
Nutraceutical International Corp.*	74	1,747
NanoString Technologies, Inc.*	109	1,744
Seneca Foods Corp. — Class A*	66	1,739
Franklin Covey Co.*	108	1,734
CRA International, Inc.*	80	1,726
Senomyx, Inc.*	384	1,713
Limoneira Co.	100	1,673
Cutera, Inc.*	127	1,661
RadNet, Inc.*	299	1,659
Ignyta, Inc.*	188	1,651
Regulus Therapeutics, Inc.*	247	1,615
AAC Holdings, Inc.*	70	1,558
Exactech, Inc.*	89	1,551
Weight Watchers International, Inc.*	240	1,531
Ocata Therapeutics, Inc.*	366	1,530
Heska Corp.*	50	1,524
Adamas Pharmaceuticals, Inc.*	91	1,523
Inventure Foods, Inc.*	171	1,518
Electro Rent Corp.	146	1,515

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

PFSweb, Inc.*	106	$1,507
Endocyte, Inc.*	329	1,507
MGP Ingredients, Inc.	94	1,505
VIVUS, Inc.*	910	1,492
Village Super Market, Inc. — Class A	63	1,487
POZEN, Inc.*	253	1,476
Trovagene, Inc.*	259	1,474
ChemoCentryx, Inc.*	243	1,470
Cellular Biomedicine Group, Inc.*	86	1,456
Immunomedics, Inc.*	845	1,453
Foamix Pharmaceuticals Ltd.*	198	1,451
Nobilis Health Corp.*	278	1,451
Aduro Biotech, Inc.*	73	1,414
Avalanche Biotechnologies, Inc.*	171	1,409
Civeo Corp.	942	1,394
Synta Pharmaceuticals Corp.*	796	1,385
CytRx Corp.*	578	1,370
BioTime, Inc.*	456	1,368
Tandem Diabetes Care, Inc.*	155	1,365
Alico, Inc.	33	1,339
Vitae Pharmaceuticals, Inc.*	116	1,277
LeMaitre Vascular, Inc.	104	1,268
SeaSpine Holdings Corp.*	75	1,215
Liberty Tax, Inc.	52	1,211
Stemline Therapeutics, Inc.*	137	1,210
Immune Design Corp.*	99	1,208
Assembly Biosciences, Inc.*	126	1,205
Pernix Therapeutics Holdings, Inc.*	380	1,201
Genocea Biosciences, Inc.*	175	1,199
Collegium Pharmaceutical, Inc.*	54	1,194
Loxo Oncology, Inc.*	68	1,189
Five Star Quality Care, Inc.*	378	1,168
Medgenics, Inc.*	148	1,157
Patriot National, Inc.*	72	1,140
Bridgepoint Education, Inc.*	148	1,128
BioScrip, Inc.*	601	1,124
Nature’s Sunshine Products, Inc.	93	1,114
Harvard Bioscience, Inc.*	292	1,104
Dicerna Pharmaceuticals, Inc.*	133	1,092
CDI Corp.	125	1,069
Bellicum Pharmaceuticals, Inc.*	73	1,061
Pendrell Corp.*	1,455	1,048
National Research Corp. — Class A	86	1,027
Applied Genetic Technologies Corp.*	77	1,012
Unilife Corp.*	1,013	993
Proteon Therapeutics, Inc.*	68	946
Collectors Universe, Inc.	62	935
Fibrocell Science, Inc.*	229	882
Synutra International, Inc.*	185	879
TransEnterix, Inc.*	384	868
Care.com, Inc.*	168	864
Tokai Pharmaceuticals, Inc.*	83	859
Entellus Medical, Inc.*	47	847
NV5 Holdings, Inc.*	45	835
Affimed N.V.*	134	827
Corium International, Inc.*	86	804
Volt Information Sciences, Inc.*	84	764
Craft Brew Alliance, Inc.*	90	717
T2 Biosystems, Inc.*	80	701
Universal Technical Institute, Inc.	185	649
Second Sight Medical Products, Inc.*	104	617
Agile Therapeutics, Inc.*	91	613
iRadimed Corp.*	25	609
XOMA Corp.*	799	601
Vital Therapies, Inc.*	147	594
Alimera Sciences, Inc.*	267	590
Sientra, Inc.*	58	589
Veracyte, Inc.*	118	553
CorMedix, Inc.*	278	553
aTyr Pharma, Inc.*	53	544
Cambium Learning Group, Inc.*	114	544
Cidara Therapeutics, Inc.*	42	534
Calithera Biosciences, Inc.*	97	527
XBiotech, Inc.*	35	523
Neff Corp. — Class A*	92	514
Verastem, Inc.*	283	507
Invitae Corp.*	64	462
Lifeway Foods, Inc.*	42	440
Alliance HealthCare Services, Inc.*	44	429
Carbylan Therapeutics, Inc.*	108	386
Abeona Therapeutics, Inc.*	92	373
Asterias Biotherapeutics, Inc.*	92	356
Arcadia Biosciences, Inc.*	71	217
SFX Entertainment, Inc.*	402	205
Tobira Therapeutics, Inc.*	21	203
Fairway Group Holdings Corp.*	181	190
Total Consumer, Non-cyclical		3,219,890

Consumer, Cyclical - 8.2%
Casey’s General Stores, Inc.	341	35,096
Burlington Stores, Inc.*	659	33,634
Vail Resorts, Inc.	318	33,288
Buffalo Wild Wings, Inc.*	167	32,303
Pool Corp.	381	27,546
Restoration Hardware Holdings, Inc.*	293	27,340
American Eagle Outfitters, Inc.	1,714	26,790
Allegiant Travel Co. — Class A	117	25,301
Jack in the Box, Inc.	328	25,269
Cracker Barrel Old Country Store, Inc.	168	24,743
Ascena Retail Group, Inc.*	1,771	24,635
Tenneco, Inc.*	538	24,086
Cheesecake Factory, Inc.	427	23,041
Texas Roadhouse, Inc. — Class A	611	22,729
Dana Holding Corp.	1,429	22,693
Big Lots, Inc.	473	22,667
G-III Apparel Group Ltd.*	350	21,580
Lithia Motors, Inc. — Class A	199	21,513

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cooper Tire & Rubber Co.	505	$19,953
Chico’s FAS, Inc.	1,255	19,741
Bloomin’ Brands, Inc.	1,084	19,707
Wolverine World Wide, Inc.	904	19,563
Asbury Automotive Group, Inc.*	238	19,314
TRI Pointe Group, Inc.*	1,415	18,523
Steven Madden Ltd.*	493	18,054
Men’s Wearhouse, Inc.	422	17,943
Pinnacle Entertainment, Inc.*	530	17,935
Group 1 Automotive, Inc.	204	17,371
Papa John’s International, Inc.	252	17,257
Ryland Group, Inc.	410	16,740
HNI Corp.	390	16,732
Deckers Outdoor Corp.*	287	16,663
HSN, Inc.	284	16,256
Five Below, Inc.*	478	16,051
Churchill Downs, Inc.	118	15,789
Marriott Vacations Worldwide Corp.	226	15,400
Herman Miller, Inc.	523	15,083
Columbia Sportswear Co.	250	14,698
Liberty TripAdvisor Holdings, Inc. — Class A*	654	14,499
Gentherm, Inc.*	314	14,105
Beacon Roofing Supply, Inc.*	434	14,101
UniFirst Corp.	130	13,885
DineEquity, Inc.	149	13,657
Steelcase, Inc. — Class A	729	13,421
Express, Inc.*	741	13,242
American Axle & Manufacturing Holdings, Inc.*	663	13,220
Core-Mark Holding Company, Inc.	201	13,155
PriceSmart, Inc.	170	13,148
La Quinta Holdings, Inc.*	822	12,971
Interface, Inc. — Class A	578	12,970
Abercrombie & Fitch Co. — Class A	608	12,884
Meritage Homes Corp.*	347	12,672
Mobile Mini, Inc.	401	12,347
Genesco, Inc.*	211	12,042
La-Z-Boy, Inc.	449	11,926
Dorman Products, Inc.*	233	11,857
Penn National Gaming, Inc.*	700	11,746
Caleres, Inc.	384	11,724
G&K Services, Inc. — Class A	175	11,659
Guess?, Inc.	543	11,598
DreamWorks Animation SKG, Inc. — Class A*	664	11,587
Boyd Gaming Corp.*	699	11,394
Popeyes Louisiana Kitchen, Inc.*	202	11,385
Essendant, Inc.	336	10,896
SeaWorld Entertainment, Inc.	600	10,686
Fiesta Restaurant Group, Inc.*	235	10,662
Sonic Corp.	455	10,442
Children’s Place, Inc.	181	10,438
Hawaiian Holdings, Inc.*	418	10,316
CalAtlantic Group, Inc.*	1,281	10,248
Select Comfort Corp.*	459	10,043
First Cash Financial Services, Inc.*	247	9,895
KB Home	713	9,661
Oxford Industries, Inc.	129	9,531
Knoll, Inc.	428	9,407
Red Robin Gourmet Burgers, Inc.*	124	9,392
Outerwall, Inc.	162	9,223
Buckle, Inc.	247	9,132
Meritor, Inc.*	855	9,089
MDC Holdings, Inc.	343	8,980
Bob Evans Farms, Inc.	206	8,930
ScanSource, Inc.*	250	8,865
Crocs, Inc.*	673	8,699
Belmond Ltd. — Class A*	849	8,584
Diamond Resorts International, Inc.*	365	8,537
Vitamin Shoppe, Inc.*	259	8,454
Krispy Kreme Doughnuts, Inc.*	568	8,310
ClubCorp Holdings, Inc.	385	8,262
Denny’s Corp.*	738	8,140
BJ’s Restaurants, Inc.*	188	8,090
Cato Corp. — Class A	231	7,861
Finish Line, Inc. — Class A	403	7,778
International Speedway Corp. — Class A	244	7,740
Hibbett Sports, Inc.*	217	7,596
Virgin America, Inc.*	221	7,565
SkyWest, Inc.	453	7,556
iRobot Corp.*	259	7,547
Dave & Buster’s Entertainment, Inc.*	199	7,528
Rush Enterprises, Inc. — Class A*	310	7,502
Mattress Firm Holding Corp.*	179	7,475
TiVo, Inc.*	850	7,361
American Woodmark Corp.*	113	7,330
Remy International, Inc.	250	7,312
National CineMedia, Inc.	538	7,221
Steiner Leisure Ltd.*	113	7,139
Cooper-Standard Holding, Inc.*	119	6,902
Eros International plc*	248	6,743
Cash America International, Inc.	239	6,685
Zoe’s Kitchen, Inc.*	169	6,674
Wesco Aircraft Holdings, Inc.*	541	6,600
Interval Leisure Group, Inc.	343	6,297
Wabash National Corp.*	593	6,280
Libbey, Inc.	190	6,196
Standard Motor Products, Inc.	175	6,104
Rentrak Corp.*	110	5,948
Ethan Allen Interiors, Inc.	223	5,889
Sonic Automotive, Inc. — Class A	288	5,881
Universal Electronics, Inc.*	139	5,842
Conn’s, Inc.*	240	5,770
Pep Boys-Manny Moe & Jack*	472	5,754
Callaway Golf Co.	684	5,711
Navistar International Corp.*	447	5,686
Iconix Brand Group, Inc.*	418	5,651
Pier 1 Imports, Inc.	788	5,437

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Barnes & Noble, Inc.	445	$5,389
Performance Sports Group Ltd.*	397	5,327
Cavco Industries, Inc.*	78	5,311
Taylor Morrison Home Corp. — Class A*	283	5,281
Biglari Holdings, Inc.*	14	5,120
M/I Homes, Inc.*	214	5,046
Ruth’s Hospitality Group, Inc.	306	4,969
Motorcar Parts of America, Inc.*	158	4,952
Regis Corp.*	359	4,703
AMC Entertainment Holdings, Inc. — Class A	185	4,660
Scientific Games Corp. — Class A*	441	4,608
H&E Equipment Services, Inc.	273	4,565
Francesca’s Holdings Corp.*	370	4,525
Winnebago Industries, Inc.	235	4,500
Installed Building Products, Inc.*	174	4,399
Tower International, Inc.*	184	4,372
Carmike Cinemas, Inc.*	214	4,299
Haverty Furniture Companies, Inc.	179	4,203
DTS, Inc.*	155	4,139
Nautilus, Inc.*	273	4,095
Chuy’s Holdings, Inc.*	144	4,090
Unifi, Inc.*	131	3,905
Douglas Dynamics, Inc.	196	3,893
Fred’s, Inc. — Class A	326	3,863
Superior Industries International, Inc.	206	3,848
Carrols Restaurant Group, Inc.*	311	3,701
Movado Group, Inc.	141	3,642
Barnes & Noble Education, Inc.*	279	3,546
Beazer Homes USA, Inc.*	265	3,532
Party City Holdco, Inc.*	220	3,514
William Lyon Homes — Class A*	169	3,481
Ruby Tuesday, Inc.*	544	3,378
Isle of Capri Casinos, Inc.*	193	3,366
LGI Homes, Inc.*	123	3,344
Modine Manufacturing Co.*	420	3,305
Kirkland’s, Inc.	152	3,274
Citi Trends, Inc.	137	3,203
Sequential Brands Group, Inc.*	221	3,198
MarineMax, Inc.*	223	3,151
Shoe Carnival, Inc.	131	3,118
Marcus Corp.	161	3,114
Lumber Liquidators Holdings, Inc.*	236	3,101
WCI Communities, Inc.*	135	3,055
Zumiez, Inc.*	193	3,017
Daktronics, Inc.	337	2,922
Culp, Inc.	91	2,918
Caesars Acquisition Co. — Class A*	405	2,876
Caesars Entertainment Corp.*	486	2,863
Tile Shop Holdings, Inc.*	238	2,851
PetMed Express, Inc.	177	2,850
Del Frisco’s Restaurant Group, Inc.*	205	2,847
Kimball International, Inc. — Class B	299	2,829
EZCORP, Inc. — Class A*	454	2,801
Stage Stores, Inc.	280	2,755
Veritiv Corp.*	71	2,644
Century Communities, Inc.*	133	2,640
Bassett Furniture Industries, Inc.	94	2,618
Republic Airways Holdings, Inc.*	446	2,578
Arctic Cat, Inc.	114	2,528
Fox Factory Holding Corp.*	149	2,512
Titan International, Inc.	378	2,499
Stein Mart, Inc.	257	2,488
America’s Car-Mart, Inc.*	75	2,482
Shake Shack, Inc. — Class A*	50	2,370
Build-A-Bear Workshop, Inc. — Class A*	125	2,361
Vera Bradley, Inc.*	187	2,358
Perry Ellis International, Inc.*	107	2,350
Hooker Furniture Corp.	95	2,236
Eldorado Resorts, Inc.*	246	2,219
Malibu Boats, Inc. — Class A*	157	2,195
Habit Restaurants, Inc. — Class A*	100	2,141
Metaldyne Performance Group, Inc.	100	2,101
Potbelly Corp.*	190	2,092
Tuesday Morning Corp.*	386	2,088
Winmark Corp.	19	1,955
Strattec Security Corp.	31	1,955
Sportsman’s Warehouse Holdings, Inc.*	158	1,947
Container Store Group, Inc.*	138	1,943
Miller Industries, Inc.	99	1,934
PC Connection, Inc.	93	1,927
Boot Barn Holdings, Inc.*	104	1,917
Freshpet, Inc.*	182	1,911
Green Brick Partners, Inc.*	175	1,896
Hovnanian Enterprises, Inc. — Class A*	1,045	1,850
Reading International, Inc. — Class A*	145	1,837
Destination XL Group, Inc.*	315	1,830
Speedway Motorsports, Inc.	101	1,823
Federal-Mogul Holdings Corp.*	265	1,810
Titan Machinery, Inc.*	152	1,745
Jamba, Inc.*	122	1,739
NACCO Industries, Inc. — Class A	36	1,712
Big 5 Sporting Goods Corp.	160	1,661
Monarch Casino & Resort, Inc.*	89	1,599
Flexsteel Industries, Inc.	51	1,594
Weyco Group, Inc.	57	1,541
Bravo Brio Restaurant Group, Inc.*	133	1,499
AV Homes, Inc.*	109	1,474
Noodles & Co.*	100	1,416
JAKKS Pacific, Inc.*	166	1,414
Horizon Global Corp.*	159	1,402
West Marine, Inc.*	157	1,378
Escalade, Inc.	87	1,375
Intrawest Resorts Holdings, Inc.*	158	1,368
Lifetime Brands, Inc.	94	1,314
VOXX International Corp. — Class A*	174	1,291
El Pollo Loco Holdings, Inc.*	118	1,272

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Black Diamond, Inc.*	199	$1,250
Bojangles’, Inc.*	73	1,234
J Alexander’s Holdings, Inc.*	120	1,199
Papa Murphy’s Holdings, Inc.*	80	1,174
Kona Grill, Inc.*	74	1,166
Superior Uniform Group, Inc.	65	1,165
Cherokee, Inc.*	75	1,164
Skullcandy, Inc.*	193	1,067
Commercial Vehicle Group, Inc.*	263	1,060
New Home Company, Inc.*	78	1,010
Accuride Corp.*	339	939
Johnson Outdoors, Inc. — Class A	44	928
Morgans Hotel Group Co.*	238	790
Castle Brands, Inc.*	580	766
Systemax, Inc.*	99	742
Tilly’s, Inc. — Class A*	99	729
Marine Products Corp.	94	652
Flex Pharma, Inc.*	48	576
Empire Resorts, Inc.*	136	573
Vince Holding Corp.*	135	463
Blue Bird Corp.*	44	438
Christopher & Banks Corp.*	326	362
bebe stores, Inc.	249	234
Total Consumer, Cyclical		1,947,819

Industrial - 7.1%
Berry Plastics Group, Inc.*	1,045	31,423
Teledyne Technologies, Inc.*	309	27,902
FEI Co.	364	26,586
Curtiss-Wright Corp.	417	26,029
EMCOR Group, Inc.	550	24,337
Con-way, Inc.	505	23,963
Woodward, Inc.	573	23,321
Tech Data Corp.*	321	21,989
Dycom Industries, Inc.*	296	21,418
CLARCOR, Inc.	440	20,979
EnerSys	390	20,896
Esterline Technologies Corp.*	273	19,626
Moog, Inc. — Class A*	338	18,276
Generac Holdings, Inc.*	603	18,144
IMAX Corp.*	529	17,875
Littelfuse, Inc.	196	17,865
Louisiana-Pacific Corp.*	1,247	17,757
Belden, Inc.	374	17,462
Barnes Group, Inc.	480	17,304
KLX, Inc.*	463	16,547
Masonite International Corp.*	265	16,054
HEICO Corp. — Class A	349	15,848
Sanmina Corp.*	722	15,430
Rexnord Corp.*	892	15,145
XPO Logistics, Inc.*	625	14,893
Mueller Industries, Inc.	500	14,790
Matson, Inc.	381	14,665
Hillenbrand, Inc.	552	14,358
Scorpio Tankers, Inc.	1,565	14,352
Knowles Corp.*	764	14,081
Proto Labs, Inc.*	204	13,668
Applied Industrial Technologies, Inc.	352	13,428
OSI Systems, Inc.*	174	13,391
Knight Transportation, Inc.	548	13,152
Watts Water Technologies, Inc. — Class A	247	13,047
Tetra Tech, Inc.	528	12,836
Simpson Manufacturing Company, Inc.	369	12,359
KapStone Paper and Packaging Corp.	747	12,333
RBC Bearings, Inc.*	205	12,245
Headwaters, Inc.*	644	12,107
Universal Display Corp.*	352	11,933
Nordic American Tankers Ltd.	781	11,871
Swift Transportation Co. — Class A*	771	11,580
Drew Industries, Inc.	211	11,523
Hub Group, Inc. — Class A*	316	11,506
Vishay Intertechnology, Inc.	1,186	11,492
Coherent, Inc.*	209	11,431
Apogee Enterprises, Inc.	256	11,430
Franklin Electric Company, Inc.	417	11,355
Plexus Corp.*	293	11,304
Forward Air Corp.	272	11,285
AZZ, Inc.	225	10,955
Mueller Water Products, Inc. — Class A	1,408	10,786
Itron, Inc.*	337	10,753
Methode Electronics, Inc.	336	10,718
TASER International, Inc.*	468	10,308
MSA Safety, Inc.	257	10,272
Universal Forest Products, Inc.	177	10,209
Granite Construction, Inc.	344	10,207
Exponent, Inc.	226	10,070
Benchmark Electronics, Inc.*	460	10,010
John Bean Technologies Corp.	256	9,792
Werner Enterprises, Inc.	388	9,739
Actuant Corp. — Class A	522	9,600
Sturm Ruger & Company, Inc.	163	9,566
Advanced Energy Industries, Inc.*	359	9,442
Trex Company, Inc.*	279	9,299
MasTec, Inc.*	584	9,245
Tennant Co.	161	9,045
Comfort Systems USA, Inc.	327	8,914
Aerojet Rocketdyne Holdings, Inc.*	549	8,883
Heartland Express, Inc.	442	8,813
Boise Cascade Co.*	346	8,726
Rogers Corp.*	163	8,668
Greif, Inc. — Class A	269	8,584
Kaman Corp.	238	8,532
Advanced Drainage Systems, Inc.	293	8,476
Ship Finance International Ltd.	520	8,450
Standex International Corp.	112	8,439
US Ecology, Inc.	190	8,293
HEICO Corp.	169	8,261

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Brady Corp. — Class A	418	$8,217
ESCO Technologies, Inc.	228	8,185
Cubic Corp.	190	7,969
Smith & Wesson Holding Corp.*	472	7,963
EnPro Industries, Inc.	198	7,756
Atlas Air Worldwide Holdings, Inc.*	219	7,569
Briggs & Stratton Corp.	390	7,531
Federal Signal Corp.	547	7,499
Greenbrier Companies, Inc.	230	7,385
II-VI, Inc.*	459	7,381
Badger Meter, Inc.	127	7,374
Albany International Corp. — Class A	247	7,067
Lindsay Corp.	104	7,050
AAON, Inc.	359	6,957
Saia, Inc.*	220	6,809
Astronics Corp.*	168	6,792
TriMas Corp.*	397	6,491
Rofin-Sinar Technologies, Inc.*	247	6,405
Harsco Corp.	700	6,349
US Concrete, Inc.*	128	6,117
Primoris Services Corp.	339	6,071
DHT Holdings, Inc.	813	6,032
CIRCOR International, Inc.	150	6,018
Encore Wire Corp.	181	5,913
AAR Corp.	310	5,881
ArcBest Corp.	227	5,850
Fabrinet*	311	5,701
Continental Building Products, Inc.*	275	5,649
Raven Industries, Inc.	332	5,627
Astec Industries, Inc.	166	5,563
Sun Hydraulics Corp.	199	5,467
Tidewater, Inc.	413	5,427
Tutor Perini Corp.*	329	5,415
CTS Corp.	291	5,386
Nortek, Inc.*	85	5,381
Quanex Building Products Corp.	295	5,360
Altra Industrial Motion Corp.	231	5,341
Teekay Tankers Ltd. — Class A	772	5,327
FARO Technologies, Inc.*	152	5,320
Aegion Corp. — Class A*	321	5,290
AVX Corp.	404	5,288
Builders FirstSource, Inc.*	412	5,224
PGT, Inc.*	418	5,133
Chart Industries, Inc.*	267	5,129
Echo Global Logistics, Inc.*	260	5,096
General Cable Corp.	428	5,093
Gibraltar Industries, Inc.*	272	4,991
Hyster-Yale Materials Handling, Inc.	83	4,800
MYR Group, Inc.*	183	4,795
Newport Corp.*	348	4,785
Griffon Corp.	299	4,715
Roadrunner Transportation Systems, Inc.*	247	4,545
Patrick Industries, Inc.*	112	4,423
Lydall, Inc.*	149	4,245
Summit Materials, Inc. — Class A*	222	4,167
Haynes International, Inc.	109	4,125
NN, Inc.	218	4,033
Gorman-Rupp Co.	167	4,003
Alamo Group, Inc.	85	3,974
TAL International Group, Inc.*	290	3,964
Argan, Inc.	114	3,954
Air Transport Services Group, Inc.*	462	3,950
Global Brass & Copper Holdings, Inc.	188	3,856
Celadon Group, Inc.	240	3,845
GSI Group, Inc.*	300	3,819
YRC Worldwide, Inc.*	286	3,792
Hornbeck Offshore Services, Inc.*	280	3,788
Kadant, Inc.	96	3,745
UTI Worldwide, Inc.*	807	3,704
National Presto Industries, Inc.	42	3,539
Scorpio Bulkers, Inc.*	2,421	3,535
TimkenSteel Corp.	349	3,532
GasLog Ltd.	365	3,511
Aerovironment, Inc.*	173	3,467
Marten Transport Ltd.	210	3,396
TTM Technologies, Inc.*	518	3,227
Columbus McKinnon Corp.	176	3,196
Textainer Group Holdings Ltd.	193	3,183
Park Electrochemical Corp.	179	3,149
Kimball Electronics, Inc.*	256	3,054
Stoneridge, Inc.*	245	3,023
American Railcar Industries, Inc.	83	3,001
DXP Enterprises, Inc.*	110	3,001
Tredegar Corp.	219	2,865
Myers Industries, Inc.	213	2,854
Mesa Laboratories, Inc.	25	2,785
Era Group, Inc.*	181	2,710
Checkpoint Systems, Inc.	368	2,668
LSB Industries, Inc.*	173	2,650
GP Strategies Corp.*	115	2,624
Insteel Industries, Inc.	162	2,605
Applied Optoelectronics, Inc.*	138	2,592
Frontline Ltd.*	946	2,545
Trinseo S.A.*	100	2,525
Navios Maritime Acquisition Corp.	717	2,524
NCI Building Systems, Inc.*	238	2,516
Chase Corp.	61	2,403
Powell Industries, Inc.	79	2,378
Blount International, Inc.*	426	2,373
American Science & Engineering, Inc.	65	2,311
Stock Building Supply Holdings, Inc.*	130	2,289
PowerSecure International, Inc.*	196	2,258
Dorian LPG Ltd.*	219	2,258
Park-Ohio Holdings Corp.	77	2,222
Ply Gem Holdings, Inc.*	189	2,211
NVE Corp.	42	2,039

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Fluidigm Corp.*	251	$2,036
Furmanite Corp.*	331	2,012
Casella Waste Systems, Inc. — Class A*	346	2,007
AEP Industries, Inc.*	35	2,007
Ducommun, Inc.*	97	1,947
Ardmore Shipping Corp.	157	1,897
Mistras Group, Inc.*	147	1,889
Sparton Corp.*	87	1,862
FreightCar America, Inc.	108	1,853
Covenant Transportation Group, Inc. — Class A*	103	1,852
Navios Maritime Holdings, Inc.	714	1,778
TRC Companies, Inc.*	150	1,775
Bel Fuse, Inc. — Class B	91	1,769
ZAGG, Inc.*	258	1,752
Kratos Defense & Security Solutions, Inc.*	397	1,675
LSI Industries, Inc.	189	1,595
Graham Corp.	89	1,571
CAI International, Inc.*	151	1,522
Hurco Companies, Inc.	57	1,496
Control4 Corp.*	183	1,493
USA Truck, Inc.*	86	1,482
Vicor Corp.*	144	1,469
Orion Marine Group, Inc.*	243	1,453
VSE Corp.	36	1,443
Golden Ocean Group Ltd.	585	1,439
Imprivata, Inc.*	80	1,422
Multi-Fineline Electronix, Inc.*	80	1,336
CECO Environmental Corp.	161	1,319
Vishay Precision Group, Inc.*	110	1,275
Xerium Technologies, Inc.*	96	1,246
Core Molding Technologies, Inc.*	67	1,236
Radiant Logistics, Inc.*	273	1,218
Eagle Bulk Shipping, Inc.*	194	1,150
Heritage-Crystal Clean, Inc.*	110	1,130
LB Foster Co. — Class A	91	1,117
Lawson Products, Inc.*	51	1,104
Northwest Pipe Co.*	84	1,097
Universal Truckload Services, Inc.	69	1,074
Hill International, Inc.*	321	1,053
Nordic American Offshore Ltd.	166	996
Allied Motion Technologies, Inc.	55	977
Power Solutions International, Inc.*	41	931
Safe Bulkers, Inc.	332	916
Twin Disc, Inc.	73	906
PAM Transportation Services, Inc.*	27	892
Omega Flex, Inc.	25	835
Fenix Parts, Inc.*	121	808
Olympic Steel, Inc.	80	796
Handy & Harman Ltd.*	22	528
NL Industries, Inc.*	60	179
Ultrapetrol Bahamas Ltd.*	188	77
Total Industrial		1,673,223

Technology - 6.7%
Tyler Technologies, Inc.*	294	43,898
Manhattan Associates, Inc.*	645	40,183
MAXIMUS, Inc.	577	34,365
Guidewire Software, Inc.*	614	32,285
EPAM Systems, Inc.*	429	31,969
Dealertrack Technologies, Inc.*	480	30,318
Cavium, Inc.*	485	29,765
Qlik Technologies, Inc.*	800	29,160
Aspen Technology, Inc.*	745	28,243
Microsemi Corp.*	833	27,339
Synaptics, Inc.*	323	26,634
Integrated Device Technology, Inc.*	1,299	26,369
Verint Systems, Inc.*	538	23,216
Blackbaud, Inc.	410	23,008
Fair Isaac Corp.	272	22,983
Mentor Graphics Corp.	877	21,601
ACI Worldwide, Inc.*	1,022	21,584
SYNNEX Corp.	251	21,350
Take-Two Interactive Software, Inc.*	739	21,231
Proofpoint, Inc.*	345	20,810
Medidata Solutions, Inc.*	485	20,423
NetScout Systems, Inc.*	571	20,196
Convergys Corp.	865	19,990
Electronics for Imaging, Inc.*	410	17,745
Monolithic Power Systems, Inc.	346	17,715
Cirrus Logic, Inc.*	556	17,520
Diebold, Inc.	567	16,880
FleetMatics Group plc*	335	16,445
Science Applications International Corp.	404	16,245
Entegris, Inc.*	1,223	16,130
MicroStrategy, Inc. — Class A*	81	15,914
Ambarella, Inc.*	273	15,776
MKS Instruments, Inc.	468	15,692
CACI International, Inc. — Class A*	212	15,682
Cornerstone OnDemand, Inc.*	472	15,576
Silicon Laboratories, Inc.*	374	15,536
Imperva, Inc.*	233	15,257
Demandware, Inc.*	293	15,142
Tessera Technologies, Inc.	461	14,941
Fairchild Semiconductor International, Inc. — Class A*	1,016	14,265
Acxiom Corp.*	685	13,536
Intersil Corp. — Class A	1,152	13,478
CommVault Systems, Inc.*	396	13,448
OmniVision Technologies, Inc.*	510	13,393
Virtusa Corp.*	260	13,341
Syntel, Inc.*	275	12,460
Rambus, Inc.*	1,010	11,918
Stratasys Ltd.*	447	11,841
Progress Software Corp.*	443	11,443
Synchronoss Technologies, Inc.*	340	11,152
Power Integrations, Inc.	258	10,880

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

ExlService Holdings, Inc.*	291	$10,747
Nimble Storage, Inc.*	443	10,685
MedAssets, Inc.*	529	10,612
PMC-Sierra, Inc.*	1,526	10,331
Luxoft Holding, Inc.*	161	10,190
Paycom Software, Inc.*	276	9,911
Omnicell, Inc.*	318	9,890
SPS Commerce, Inc.*	145	9,844
Advanced Micro Devices, Inc.*	5,566	9,574
Envestnet, Inc.*	310	9,291
Bottomline Technologies de, Inc.*	359	8,979
CSG Systems International, Inc.	286	8,809
Super Micro Computer, Inc.*	323	8,805
Insight Enterprises, Inc.*	340	8,789
Semtech Corp.*	580	8,758
Sykes Enterprises, Inc.*	341	8,696
Cabot Microelectronics Corp.*	216	8,368
Callidus Software, Inc.*	485	8,240
Rovi Corp.*	773	8,109
Inphi Corp.*	336	8,077
MTS Systems Corp.	131	7,874
QLogic Corp.*	764	7,831
AVG Technologies N.V.*	358	7,787
Pegasystems, Inc.	314	7,728
RealPage, Inc.*	462	7,678
BroadSoft, Inc.*	256	7,671
Monotype Imaging Holdings, Inc.	351	7,659
HubSpot, Inc.*	165	7,651
2U, Inc.*	209	7,503
Veeco Instruments, Inc.*	354	7,261
Cray, Inc.*	358	7,092
Diodes, Inc.*	328	7,009
Cvent, Inc.*	205	6,900
Brooks Automation, Inc.	589	6,897
Constant Contact, Inc.*	281	6,811
InvenSense, Inc. — Class A*	677	6,289
Qualys, Inc.*	215	6,119
M/A-COM Technology Solutions Holdings, Inc.*	206	5,972
Integrated Silicon Solution, Inc.	277	5,953
Ebix, Inc.	235	5,866
MaxLinear, Inc. — Class A*	452	5,623
ManTech International Corp. — Class A	213	5,474
Quality Systems, Inc.	438	5,467
Photronics, Inc.*	580	5,255
Dot Hill Systems Corp.*	537	5,225
Unisys Corp.*	438	5,212
Mercury Systems, Inc.*	299	4,757
PROS Holdings, Inc.*	210	4,649
Glu Mobile, Inc.*	1,053	4,602
Interactive Intelligence Group, Inc.*	152	4,516
Xura, Inc.*	198	4,431
Merge Healthcare, Inc.*	604	4,288
Actua Corp.*	356	4,187
Computer Programs & Systems, Inc.	99	4,171
Silver Spring Networks, Inc.*	320	4,122
Globant S.A.*	134	4,099
Engility Holdings, Inc.	157	4,047
inContact, Inc.*	538	4,040
Lattice Semiconductor Corp.*	1,023	3,939
Amkor Technology, Inc.*	867	3,893
Ultratech, Inc.*	240	3,845
TeleTech Holdings, Inc.	143	3,831
LivePerson, Inc.*	501	3,788
Applied Micro Circuits Corp.*	710	3,770
Epiq Systems, Inc.	282	3,643
Pericom Semiconductor Corp.	196	3,577
Rudolph Technologies, Inc.*	279	3,474
FormFactor, Inc.*	504	3,417
RealD, Inc.*	354	3,402
CEVA, Inc.*	178	3,305
Xcerra Corp.*	479	3,008
Immersion Corp.*	245	2,751
Press Ganey Holdings, Inc.*	90	2,663
Axcelis Technologies, Inc.*	993	2,651
Digi International, Inc.*	217	2,558
Vocera Communications, Inc.*	224	2,556
Nanometrics, Inc.*	210	2,549
Tangoe, Inc.*	342	2,462
Sapiens International Corporation N.V.	210	2,419
Eastman Kodak Co.*	154	2,405
SciQuest, Inc.*	240	2,400
IXYS Corp.	215	2,399
PDF Solutions, Inc.*	236	2,360
QAD, Inc. — Class A	90	2,304
Avid Technology, Inc.*	283	2,253
Cohu, Inc.	227	2,238
Ciber, Inc.*	690	2,194
Sigma Designs, Inc.*	309	2,129
Benefitfocus, Inc.*	68	2,125
Digimarc Corp.*	67	2,047
Exar Corp.*	344	2,047
American Software, Inc. — Class A	217	2,044
OPOWER, Inc.*	228	2,031
InnerWorkings, Inc.*	325	2,031
New Relic, Inc.*	51	1,944
Jive Software, Inc.*	409	1,910
Seachange International, Inc.*	291	1,833
Model N, Inc.*	183	1,832
Kopin Corp.*	583	1,831
KEYW Holding Corp.*	293	1,802
DSP Group, Inc.*	196	1,786
Carbonite, Inc.*	159	1,770
Everyday Health, Inc.*	188	1,718
Cascade Microtech, Inc.*	119	1,683
Ultra Clean Holdings, Inc.*	275	1,579
Mattson Technology, Inc.*	654	1,523

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Agilysys, Inc.*	134	$1,490
Hortonworks, Inc.*	66	1,445
TubeMogul, Inc.*	137	1,441
Brightcove, Inc.*	284	1,397
Quantum Corp.*	1,889	1,317
Alpha & Omega Semiconductor Ltd.*	168	1,309
Castlight Health, Inc. — Class B*	294	1,235
Varonis Systems, Inc.*	79	1,231
Silicon Graphics International Corp.*	305	1,199
EMCORE Corp.*	172	1,170
Violin Memory, Inc.*	796	1,098
Barracuda Networks, Inc.*	70	1,091
Datalink Corp.*	179	1,069
MobileIron, Inc.*	341	1,057
Guidance Software, Inc.*	167	1,005
Park City Group, Inc.*	93	983
Workiva, Inc.*	63	957
Digital Turbine, Inc.*	426	771
Five9, Inc.*	207	766
Amber Road, Inc.*	155	654
Imation Corp.*	307	654
ExOne Co.*	92	617
Apigee Corp.*	45	475
Code Rebel Corp.*	9	64
Total Technology		1,584,906

Communications - 3.8%
j2 Global, Inc.	423	29,969
Houghton Mifflin Harcourt Co.*	1,198	24,331
ViaSat, Inc.*	373	23,979
Infinera Corp.*	1,167	22,827
Ciena Corp.*	1,080	22,378
Time, Inc.	960	18,288
GrubHub, Inc.*	658	16,015
InterDigital, Inc.	316	15,990
Plantronics, Inc.	309	15,712
Sinclair Broadcast Group, Inc. — Class A	579	14,660
LogMeIn, Inc.*	213	14,518
Anixter International, Inc.*	249	14,387
New York Times Co. — Class A	1,205	14,231
comScore, Inc.*	301	13,891
Meredith Corp.	322	13,711
WebMD Health Corp. — Class A*	332	13,227
NeuStar, Inc. — Class A*	486	13,223
Nexstar Broadcasting Group, Inc. — Class A	274	12,974
Polycom, Inc.*	1,184	12,408
DigitalGlobe, Inc.*	636	12,097
Shutterfly, Inc.*	330	11,798
Media General, Inc.*	838	11,724
Cogent Communications Holdings, Inc.	403	10,945
West Corp.	458	10,259
NIC, Inc.	574	10,165
Finisar Corp.*	911	10,139
zulily, Inc. — Class A*	575	10,005
Vonage Holdings Corp.*	1,625	9,555
Zendesk, Inc.*	470	9,265
Stamps.com, Inc.*	125	9,251
EW Scripps Co. — Class A	519	9,171
Ubiquiti Networks, Inc.	268	9,083
Shenandoah Telecommunications Co.	212	9,075
Scholastic Corp.	231	9,000
Marketo, Inc.*	304	8,640
RingCentral, Inc. — Class A*	470	8,531
Consolidated Communications Holdings, Inc.	442	8,517
NETGEAR, Inc.*	282	8,226
Web.com Group, Inc.*	384	8,095
Infoblox, Inc.*	495	7,910
Ruckus Wireless, Inc.*	659	7,829
Ixia*	530	7,680
Gogo, Inc.*	493	7,533
Gray Television, Inc.*	554	7,069
MDC Partners, Inc. — Class A	381	7,022
EarthLink Holdings Corp.	902	7,018
Endurance International Group Holdings, Inc.*	512	6,840
Atlantic Tele-Network, Inc.	90	6,654
Globalstar, Inc.*	4,166	6,541
Inteliquent, Inc.	292	6,520
ADTRAN, Inc.	438	6,395
8x8, Inc.*	771	6,376
Wayfair, Inc. — Class A*	176	6,171
New Media Investment Group, Inc.	392	6,060
Bankrate, Inc.*	583	6,034
Cincinnati Bell, Inc.*	1,836	5,728
Premiere Global Services, Inc.*	404	5,551
Windstream Holdings, Inc.	883	5,422
Loral Space & Communications, Inc.*	115	5,414
General Communication, Inc. — Class A*	306	5,282
Shutterstock, Inc.*	172	5,201
CalAmp Corp.*	317	5,101
GTT Communications, Inc.*	214	4,978
Blucora, Inc.*	359	4,943
HealthStream, Inc.*	221	4,820
Chegg, Inc.*	668	4,816
Coupons.com, Inc.*	535	4,815
Gigamon, Inc.*	240	4,802
Perficient, Inc.*	311	4,799
FTD Companies, Inc.*	159	4,738
Global Eagle Entertainment, Inc.*	406	4,661
Harmonic, Inc.*	777	4,507
World Wrestling Entertainment, Inc. — Class A	264	4,462
Textura Corp.*	172	4,444
Iridium Communications, Inc.*	718	4,416
VASCO Data Security International, Inc.*	258	4,396
ShoreTel, Inc.*	566	4,229
Q2 Holdings, Inc.*	169	4,178
Lands’ End, Inc.*	144	3,889
ePlus, Inc.*	49	3,875

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Entravision Communications Corp. — Class A	557	$3,698
Blue Nile, Inc.*	104	3,488
Pacific DataVision, Inc.*	114	3,409
Straight Path Communications, Inc. — Class B*	82	3,314
XO Group, Inc.*	231	3,264
Rubicon Project, Inc.*	224	3,255
Spok Holdings, Inc.	191	3,144
Calix, Inc.*	390	3,038
Comtech Telecommunications Corp.	143	2,947
Extreme Networks, Inc.*	876	2,943
Internap Corp.*	480	2,942
Intralinks Holdings, Inc.*	353	2,926
ORBCOMM, Inc.*	524	2,924
Wix.com Ltd.*	164	2,857
DHI Group, Inc.*	390	2,851
FairPoint Communications, Inc.*	183	2,820
Safeguard Scientifics, Inc.*	180	2,797
Lionbridge Technologies, Inc.*	564	2,786
RetailMeNot, Inc.*	337	2,777
RigNet, Inc.*	106	2,703
Boingo Wireless, Inc.*	321	2,658
Yodlee, Inc.*	160	2,581
Sonus Networks, Inc.*	432	2,471
Lumos Networks Corp.	199	2,420
Bazaarvoice, Inc.*	535	2,413
Etsy, Inc.*	175	2,396
Entercom Communications Corp. — Class A*	222	2,255
TrueCar, Inc.*	429	2,235
Alliance Fiber Optic Products, Inc.	127	2,170
Zix Corp.*	504	2,122
IDT Corp. — Class B	147	2,102
1-800-Flowers.com, Inc. — Class A*	219	1,993
Black Box Corp.	135	1,990
Oclaro, Inc.*	857	1,971
Hawaiian Telcom Holdco, Inc.*	94	1,953
Angie’s List, Inc.*	384	1,935
Telenav, Inc.*	247	1,929
ChannelAdvisor Corp.*	190	1,889
Millennial Media, Inc.*	1,047	1,832
Tribune Publishing Co.	231	1,811
Overstock.com, Inc.*	105	1,802
A10 Networks, Inc.*	297	1,779
QuinStreet, Inc.*	310	1,721
Reis, Inc.	75	1,699
Daily Journal Corp.*	9	1,676
NeoPhotonics Corp.*	244	1,662
Crown Media Holdings, Inc. — Class A*	302	1,616
Martha Stewart Living Omnimedia, Inc. — Class A*	270	1,609
Journal Media Group, Inc.	213	1,598
Intelsat S.A.*	247	1,588
Liquidity Services, Inc.*	211	1,559
TeleCommunication Systems, Inc. — Class A*	440	1,514
Harte-Hanks, Inc.	423	1,493
TechTarget, Inc.*	170	1,448
Box, Inc. — Class A*	113	1,422
KVH Industries, Inc.*	141	1,410
VirnetX Holding Corp.*	395	1,406
Central European Media Enterprises Ltd. — Class A*	643	1,389
NTELOS Holdings Corp.*	152	1,373
Clearfield, Inc.*	99	1,330
United Online, Inc.*	129	1,290
Aerohive Networks, Inc.*	204	1,220
HC2 Holdings, Inc.*	173	1,213
Hemisphere Media Group, Inc.*	89	1,210
EVINE Live, Inc.*	437	1,145
Marchex, Inc. — Class B	283	1,140
Sizmek, Inc.*	188	1,126
Rocket Fuel, Inc.*	232	1,083
Saga Communications, Inc. — Class A	32	1,076
Limelight Networks, Inc.*	534	1,020
ModusLink Global Solutions, Inc.*	331	947
Cumulus Media, Inc. — Class A*	1,250	880
Preformed Line Products Co.	23	854
RealNetworks, Inc.*	203	830
Marin Software, Inc.*	262	820
Novatel Wireless, Inc.*	330	729
Corindus Vascular Robotics, Inc.*	196	606
Townsquare Media, Inc. — Class A*	60	586
Travelzoo, Inc.*	61	504
Connecture, Inc.*	58	264
MaxPoint Interactive, Inc.*	60	245
Total Communications		903,270

Utilities - 2.2%
IDACORP, Inc.	442	28,603
Cleco Corp.	530	28,217
Piedmont Natural Gas Company, Inc.	689	27,608
Portland General Electric Co.	721	26,655
WGL Holdings, Inc.	436	25,144
UIL Holdings Corp.	495	24,885
Southwest Gas Corp.	409	23,853
Dynegy, Inc.*	1,123	23,212
New Jersey Resources Corp.	748	22,462
NorthWestern Corp.	412	22,178
ALLETE, Inc.	427	21,559
ONE Gas, Inc.	460	20,852
Laclede Group, Inc.	379	20,667
PNM Resources, Inc.	696	19,523
Avista Corp.	546	18,155
Black Hills Corp.	392	16,205
South Jersey Industries, Inc.	599	15,125
American States Water Co.	331	13,704
El Paso Electric Co.	354	13,034
MGE Energy, Inc.	304	12,522
Ormat Technologies, Inc.	324	11,025

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Northwest Natural Gas Co.	240	$11,002
California Water Service Group	420	9,290
Otter Tail Corp.	328	8,548
Empire District Electric Co.	380	8,371
Talen Energy Corp.*	730	7,373
Abengoa Yield plc	430	7,117
Chesapeake Utilities Corp.	133	7,060
NRG Yield, Inc. — Class C	490	5,689
Unitil Corp.	123	4,536
SJW Corp.	139	4,274
Connecticut Water Service, Inc.	98	3,579
Middlesex Water Co.	142	3,385
NRG Yield, Inc. — Class A	301	3,356
York Water Co.	113	2,375
Atlantic Power Corp.	1,068	1,986
PICO Holdings, Inc.*	201	1,946
EnerNOC, Inc.*	236	1,864
Artesian Resources Corp. — Class A	68	1,642
Consolidated Water Company Ltd.	129	1,496
Ameresco, Inc. — Class A*	176	1,035
Genie Energy Ltd. — Class B*	110	905
Spark Energy, Inc. — Class A	26	430
Total Utilities		532,447

Basic Materials - 1.6%
Sensient Technologies Corp.	410	25,132
PolyOne Corp.	780	22,885
Chemtura Corp.*	589	16,856
Balchem Corp.	273	16,590
HB Fuller Co.	442	15,001
Minerals Technologies, Inc.	304	14,641
Commercial Metals Co.	1,011	13,700
Carpenter Technology Corp.	442	13,158
Kaiser Aluminum Corp.	151	12,118
Olin Corp.	677	11,380
Worthington Industries, Inc.	421	11,148
Stillwater Mining Co.*	1,058	10,929
Innospec, Inc.	212	9,860
Axiall Corp.	615	9,649
Schweitzer-Mauduit International, Inc.	267	9,180
Quaker Chemical Corp.	117	9,018
OM Group, Inc.	265	8,716
Neenah Paper, Inc.	147	8,567
A. Schulman, Inc.	257	8,345
Clearwater Paper Corp.*	167	7,889
Calgon Carbon Corp.	462	7,198
Stepan Co.	169	7,032
Aceto Corp.	255	7,000
Ferro Corp.*	637	6,975
Globe Specialty Metals, Inc.	570	6,913
Innophos Holdings, Inc.	172	6,818
US Silica Holdings, Inc.	468	6,594
PH Glatfelter Co.	377	6,492
Hecla Mining Co.	3,240	6,383
Deltic Timber Corp.	96	5,742
Materion Corp.	177	5,314
Kraton Performance Polymers, Inc.*	274	4,905
AK Steel Holding Corp.*	1,557	3,752
Koppers Holdings, Inc.	179	3,610
Hawkins, Inc.	93	3,581
Coeur Mining, Inc.*	1,190	3,356
Cliffs Natural Resources, Inc.	1,341	3,272
Schnitzer Steel Industries, Inc. — Class A	230	3,114
American Vanguard Corp.	255	2,948
Intrepid Potash, Inc.*	493	2,731
Landec Corp.*	234	2,731
Tronox Ltd. — Class A	557	2,434
OMNOVA Solutions, Inc.*	409	2,266
Rayonier Advanced Materials, Inc.	357	2,185
Orchids Paper Products Co.	81	2,114
Ring Energy, Inc.*	214	2,112
Century Aluminum Co.*	432	1,987
KMG Chemicals, Inc.	85	1,640
Horsehead Holding Corp.*	496	1,508
Kronos Worldwide, Inc.	184	1,143
Rentech, Inc.*	201	1,126
Energy Fuels, Inc.*	383	1,115
Oil-Dri Corporation of America	43	985
Uranium Energy Corp.*	854	854
United States Lime & Minerals, Inc.	17	776
Ryerson Holding Corp.*	95	499
Valhi, Inc.	166	314
Total Basic Materials		384,281

Energy - 1.6%
Western Refining, Inc.	622	27,443
PDC Energy, Inc.*	351	18,606
SemGroup Corp. — Class A	385	16,647
Delek US Holdings, Inc.	503	13,933
Carrizo Oil & Gas, Inc.*	451	13,774
Matador Resources Co.*	642	13,315
Oil States International, Inc.*	453	11,836
Parsley Energy, Inc. — Class A*	729	10,986
Exterran Holdings, Inc.	608	10,943
Oasis Petroleum, Inc.*	1,219	10,581
MRC Global, Inc.*	902	10,057
RSP Permian, Inc.*	481	9,740
SEACOR Holdings, Inc.*	159	9,510
Pattern Energy Group, Inc.	488	9,316
McDermott International, Inc.*	2,093	9,000
Synergy Resources Corp.*	912	8,938
Ultra Petroleum Corp.*	1,341	8,569
Atwood Oceanics, Inc.	566	8,382
Bristow Group, Inc.	304	7,953
Flotek Industries, Inc.*	469	7,833
Green Plains, Inc.	332	6,461
Forum Energy Technologies, Inc.*	520	6,349
Thermon Group Holdings, Inc.*	279	5,734

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Matrix Service Co.*	233	$5,236
Alon USA Energy, Inc.	274	4,952
Unit Corp.*	439	4,943
Helix Energy Solutions Group, Inc.*	928	4,445
SunCoke Energy, Inc.	571	4,443
Callon Petroleum Co.*	576	4,199
TETRA Technologies, Inc.*	696	4,113
Newpark Resources, Inc.*	735	3,763
Peabody Energy Corp.	2,432	3,356
CARBO Ceramics, Inc.	172	3,266
Renewable Energy Group, Inc.*	385	3,188
Par Petroleum Corp.*	141	2,937
REX American Resources Corp.*	58	2,936
Sanchez Energy Corp.*	463	2,847
Parker Drilling Co.*	1,070	2,814
Clean Energy Fuels Corp.*	623	2,804
Plug Power, Inc.*	1,518	2,778
Stone Energy Corp.*	502	2,490
Tesco Corp.	341	2,435
Northern Oil and Gas, Inc.*	538	2,378
Panhandle Oil and Gas, Inc. — Class A	145	2,343
Westmoreland Coal Co.*	157	2,212
Trecora Resources*	177	2,198
Natural Gas Services Group, Inc.*	111	2,142
FutureFuel Corp.	214	2,114
PHI, Inc.*	110	2,077
Clayton Williams Energy, Inc.*	52	2,018
Vivint Solar, Inc.*	181	1,897
Solazyme, Inc.*	701	1,823
Bonanza Creek Energy, Inc.*	436	1,775
Pacific Ethanol, Inc.*	272	1,765
C&J Energy Services Ltd.*	495	1,742
Halcon Resources Corp.*	3,221	1,707
FuelCell Energy, Inc.*	2,193	1,611
Geospace Technologies Corp.*	115	1,589
Fairmount Santrol Holdings, Inc.*	560	1,512
Bill Barrett Corp.*	439	1,449
Cloud Peak Energy, Inc.*	535	1,407
Gulfmark Offshore, Inc. — Class A	224	1,369
Basic Energy Services, Inc.*	374	1,234
Jones Energy, Inc. — Class A*	254	1,217
Pioneer Energy Services Corp.*	565	1,187
Evolution Petroleum Corp.	213	1,182
Contango Oil & Gas Co.*	153	1,163
Abraxas Petroleum Corp.*	823	1,053
EXCO Resources, Inc.*	1,384	1,038
SandRidge Energy, Inc.*	3,789	1,023
W&T Offshore, Inc.	306	918
Enphase Energy, Inc.*	242	895
Rex Energy Corp.*	422	874
Energy XXI Ltd.	828	869
Eclipse Resources Corp.*	421	821
Gastar Exploration, Inc.*	710	817
Isramco, Inc.*	8	795
Adams Resources & Energy, Inc.	19	779
Independence Contract Drilling, Inc.*	145	722
Seventy Seven Energy, Inc.*	493	680
Hallador Energy Co.	95	660
Magnum Hunter Resources Corp.*	1,793	610
Approach Resources, Inc.*	317	593
Triangle Petroleum Corp.*	408	579
TransAtlantic Petroleum Ltd.*	226	574
Key Energy Services, Inc.*	1,166	548
ION Geophysical Corp.*	1,237	482
North Atlantic Drilling Ltd.*	625	481
Erin Energy Corp.*	122	478
Penn Virginia Corp.*	626	332
Earthstone Energy, Inc.*	12	182
Total Energy		383,765

Diversified - 0.1%
HRG Group, Inc.*	687	8,059
National Bank Holdings Corp. — Class A	304	6,241
Tiptree Financial, Inc. — Class A	263	1,683
Resource America, Inc. — Class A	140	931
Total Diversified		16,914

FOREIGN Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	264	6,112

Total Common Stocks
(Cost $10,035,272)		14,390,071

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	39	6
Magnum Hunter Resources Corp.
$8.50, 04/15/16	334	—
Imperial Holdings, Inc.
$10.75, 10/06/19	18	—
Total Warrants
(Cost $220)		6

RIGHTS††† - 0.0%
Furiex Pharmaceuticals, Inc.
Expires 07/03/17	140	—
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	110	—
Leap Wireless International, Inc.
Expires 02/17/16	1,031	—
Total Rights
(Cost $1,595)		—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

CORPORATE BONDS†† - 0.0%
Financial - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	$200
Total Corporate Bonds
(Cost $ —)		200

REPURCHASE AGREEMENTS††,1 - 18.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	3,891,758	3,891,758
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	437,276	437,276
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	24,405	24,405
Total Repurchase Agreements
(Cost $4,353,439)		4,353,439

Total Investments - 79.1%
(Cost $14,390,526)		$18,743,716
Other Assets & Liabilities, net - 20.9%		4,939,070
Total Net Assets - 100.0%		$23,682,786

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $9,637,760)	88	$(6,506)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 Russell 2000 Index Swap, Terminating 10/30/15[2] (Notional Value $12,383,873)	11,251	$51,874
Goldman Sachs International October 2015 Russell 2000 Index Swap, Terminating 10/26/15[2] (Notional Value $3,657,612)	3,323	34,029
Credit Suisse Capital, LLC October 2015 Russell 2000 Index Swap, Terminating 10/27/15[2] (Notional Value $7,580,818)	6,887	(146,817)
(Total Notional Value $23,622,303)		$(60,914)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $10,037,087)	$14,390,277
Repurchase agreements, at value (cost $4,353,439)	4,353,439
Total investments (cost $14,390,526)	18,743,716
Foreign currency, at value (cost $34)	34
Segregated cash with broker	3,541,980
Unrealized appreciation on swap agreements	85,903
Cash	4,975
Receivables:
Fund shares sold	6,782,950
Variation margin	147,301
Dividends	17,097
Foreign taxes reclaim	24
Interest	5
Securities lending income	4
Total assets	29,323,989

Liabilities:
Unrealized depreciation on swap agreements	146,817
Payable for:
Fund shares redeemed	5,341,217
Swap settlement	84,946
Management fees	16,765
Distribution and service fees	5,320
Transfer agent and administrative fees	4,657
Portfolio accounting fees	2,794
Miscellaneous	38,687
Total liabilities	5,641,203
Commitments and contingent liabilities (Note 11)	—
Net assets	$23,682,786

Net assets consist of:
Paid in capital	$28,042,436
Accumulated net investment loss	(366,625)
Accumulated net realized loss on investments	(8,278,795)
Net unrealized appreciation on investments	4,285,770
Net assets	$23,682,786

A-Class:
Net assets	$2,232,006
Capital shares outstanding	8,368
Net asset value per share	$266.73
Maximum offering price per share (Net asset value divided by 95.25%)	$280.03

C-Class:
Net assets	$1,088,708
Capital shares outstanding	4,384
Net asset value per share	$248.34

H-Class:
Net assets	$20,362,072
Capital shares outstanding	76,448
Net asset value per share	$266.35

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $309)	$205,218
Income from securities lending, net	13,912
Interest	3,955
Total investment income	223,085

Expenses:
Management fees	286,557
Transfer agent and administrative fees	79,600
Distribution and service fees:
A-Class	4,796
C-Class	6,934
H-Class	73,071
Portfolio accounting fees	47,760
Registration fees	37,303
Custodian fees	3,651
Trustees’ fees*	2,447
Line of credit fees	600
Miscellaneous	32,458
Total expenses	575,177
Net investment loss	(352,092)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,603,380
Swap agreements	(9,909,157)
Futures contracts	1,819,670
Net realized loss	(5,486,107)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,490,535)
Swap agreements	(863,524)
Futures contracts	(1,196,970)
Net change in unrealized appreciation (depreciation)	(7,551,029)
Net realized and unrealized loss	(13,037,136)
Net decrease in net assets resulting from operations	$(13,389,228)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(352,092)	$(606,416)
Net realized gain (loss) on investments	(5,486,107)	14,392,271
Net change in unrealized appreciation (depreciation) on investments	(7,551,029)	1,080,823
Net increase (decrease) in net assets resulting from operations	(13,389,228)	14,866,678

Distributions to shareholders from:
Net realized gains
A-Class	—	(19,140)
C-Class	—	(6,150)
H-Class	—	(129,464)
Total distributions to shareholders	—	(154,754)

Capital share transactions:
Proceeds from sale of shares
A-Class	25,785,711	52,972,910
C-Class	12,251,430	45,533,953
H-Class	958,083,533	2,329,838,795
Distributions reinvested
A-Class	—	17,968
C-Class	—	5,816
H-Class	—	127,254
Cost of shares redeemed
A-Class	(27,312,949)	(53,884,041)
C-Class	(12,587,115)	(49,493,373)
H-Class	(1,054,853,114)	(2,278,396,597)
Net increase (decrease) from capital share transactions	(98,632,504)	46,722,685
Net increase (decrease) in net assets	(112,021,732)	61,434,609

Net assets:
Beginning of period	135,704,518	74,269,909
End of period	$23,682,786	$135,704,518
Accumulated net investment loss at end of period	$(366,625)	$(14,533)

Capital share activity:
Shares sold
A-Class	75,841	170,091
C-Class	39,419	158,088
H-Class	2,886,190	7,671,539
Shares issued from reinvestment of distributions
A-Class	—	57
C-Class	—	20
H-Class	—	403
Shares redeemed
A-Class	(80,324)	(173,402)
C-Class	(40,362)	(171,790)
H-Class	(3,180,893)	(7,503,123)
Net increase (decrease) in shares	(300,129)	151,883

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$349.39	$314.68	$217.14	$173.53	$135.39	$169.09	$113.55
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.69)	(3.03)	(2.80)	(.60)	(1.50)	(2.46)	(1.49)
Net gain (loss) on investments (realized and unrealized)	(80.97)	39.13	107.93	44.21	39.64	(31.24)	57.03
Total from investment operations	(82.66)	36.10	105.13	43.61	38.14	(33.70)	55.54
Less distributions from:
Net realized gains	—	(1.39)	(7.59)	—	—	—	—
Total distributions	—	(1.39)	(7.59)	—	—	—	—
Net asset value, end of period	$266.73	$349.39	$314.68	$217.14	$173.53	$135.39	$169.09

Total Return[e]	(23.66%)	11.52%	48.84%	25.14%	28.18%	(19.93%)	48.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,232	$4,490	$5,068	$5,149	$1,706	$3,356	$3,183
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(0.98%)	(1.02%)	(1.21%)	(0.95%)	(1.52%)	(1.16%)
Total expenses	1.77%	1.80%	1.76%	1.79%	1.82%	1.94%	1.80%
Portfolio turnover rate	159%	620%	515%	88%	622%	150%	148%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$326.49	$296.29	$206.27	$165.09	$129.68	$163.02	$110.27
Income (loss) from investment operations:
Net investment income (loss)[d]	(2.75)	(5.66)	(4.58)	(.96)	(2.28)	(3.51)	(2.28)
Net gain (loss) on investments (realized and unrealized)	(75.40)	37.25	102.19	42.14	37.69	(29.83)	55.03
Total from investment operations	(78.15)	31.59	97.61	41.18	35.41	(33.34)	52.75
Less distributions from:
Net realized gains	—	(1.39)	(7.59)	—	—	—	—
Total distributions	—	(1.39)	(7.59)	—	—	—	—
Net asset value, end of period	$248.34	$326.49	$296.29	$206.27	$165.09	$129.68	$163.02

Total Return[e]	(23.94%)	10.71%	47.76%	24.95%	27.32%	(20.45%)	47.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,089	$1,739	$5,632	$2,301	$3,398	$1,301	$1,900
Ratios to average net assets:
Net investment income (loss)	(1.71%)	(1.97%)	(1.78%)	(2.00%)	(1.48%)	(2.28%)	(1.91%)
Total expenses	2.51%	2.75%	2.50%	2.49%	2.51%	2.69%	2.56%
Portfolio turnover rate	159%	620%	515%	88%	622%	150%	148%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$348.85	$314.19	$216.88	$173.36	$135.31	$169.09	$113.58
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.82)	(2.85)	(2.80)	(.62)	(1.42)	(2.48)	(1.57)
Net gain (loss) on investments (realized and unrealized)	(80.68)	38.90	107.70	44.14	39.47	(31.30)	57.08
Total from investment operations	(82.50)	36.05	104.90	43.52	38.05	(33.78)	55.51
Less distributions from:
Net realized gains	—	(1.39)	(7.59)	—	—	—	—
Total distributions	—	(1.39)	(7.59)	—	—	—	—
Net asset value, end of period	$266.35	$348.85	$314.19	$216.88	$173.36	$135.31	$169.09

Total Return[e]	(23.65%)	11.52%	48.79%	25.12%	28.13%	(19.98%)	48.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,362	$129,475	$63,570	$48,837	$43,854	$30,306	$39,755
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(0.95%)	(1.07%)	(1.29%)	(0.91%)	(1.56%)	(1.20%)
Total expenses	1.79%	1.81%	1.78%	1.83%	1.82%	1.94%	1.81%
Portfolio turnover rate	159%	620%	515%	88%	622%	150%	148%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 50.7%
Federal Home Loan Bank[1]
0.16% due 11/09/15	$3,400,000	$3,399,762
0.15% due 12/02/15	1,000,000	999,811
0.10% due 10/23/15	500,000	499,969
Total Federal Home Loan Bank		4,899,542
Fannie Mae[2]
0.50% due 08/15/16[2]	2,000,000	1,994,966
Total Federal Agency Discount Notes
(Cost $6,890,153)		6,894,508

REPURCHASE AGREEMENTS††,3 - 18.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	2,287,598	2,287,598
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	257,033	257,033
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	14,346	14,346
Total Repurchase Agreements
(Cost $2,558,977)		2,558,977

Total Investments - 69.5%
(Cost $9,449,130)		$9,453,485
Other Assets & Liabilities, net - 30.5%		4,142,856
Total Net Assets - 100.0%		$13,596,341

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,738,000)	25	$(21,194)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 Russell 2000 Index Swap, Terminating 10/27/15[4] (Notional Value $591,672)	538	$11,424
Barclays Bank plc October 2015 Russell 2000 Index Swap, Terminating 10/30/15[4] (Notional Value $4,538,805)	4,124	(36,906)
Goldman Sachs International October 2015 Russell 2000 Index Swap, Terminating 10/26/15[4] (Notional Value $19,220,017)	17,462	(179,469)
(Total Notional Value $24,350,494)		$(204,951)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $6,890,153)	$6,894,508
Repurchase agreements, at value (cost $2,558,977)	2,558,977
Total investments (cost $9,449,130)	9,453,485
Segregated cash with broker	3,573,600
Unrealized appreciation on swap agreements	11,424
Receivables:
Fund shares sold	2,232,192
Swap settlement	1,828
Interest	3
Total assets	15,272,532

Liabilities:
Unrealized depreciation on swap agreements	216,375
Payable for:
Fund shares redeemed	1,385,493
Variation margin	42,000
Management fees	12,139
Distribution and service fees	3,853
Transfer agent and administrative fees	3,372
Portfolio accounting fees	2,023
Miscellaneous	10,936
Total liabilities	1,676,191
Commitments and contingent liabilities (Note 11)	—
Net assets	$13,596,341

Net assets consist of:
Paid in capital	$140,312,210
Accumulated net investment loss	(133,123)
Accumulated net realized loss on investments	(126,360,956)
Net unrealized depreciation on investments	(221,790)
Net assets	$13,596,341

A-Class:
Net assets	$614,788
Capital shares outstanding	20,219
Net asset value per share	$30.41
Maximum offering price per share (Net asset value divided by 95.25%)	$31.93

C-Class:
Net assets	$773,194
Capital shares outstanding	27,393
Net asset value per share	$28.23

H-Class:
Net assets	$12,208,359
Capital shares outstanding	402,864
Net asset value per share	$30.30

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Interest	$3,702
Total investment income	3,702

Expenses:
Management fees	67,836
Transfer agent and administrative fees	18,844
Distribution and service fees:
A-Class	690
C-Class	3,383
H-Class	17,309
Portfolio accounting fees	11,307
Registration fees	8,800
Custodian fees	868
Trustees’ fees*	500
Miscellaneous	7,288
Total expenses	136,825
Net investment loss	(133,123)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(35)
Swap agreements	2,540,668
Futures contracts	844,962
Net realized gain	3,385,595
Net change in unrealized appreciation (depreciation) on:
Investments	4,355
Swap agreements	(360)
Futures contracts	(14,641)
Net change in unrealized appreciation (depreciation)	(10,646)
Net realized and unrealized gain	3,374,949
Net increase in net assets resulting from operations	$3,241,826

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(133,123)	$(456,181)
Net realized gain (loss) on investments	3,385,595	(4,642,305)
Net change in unrealized appreciation (depreciation) on investments	(10,646)	79,802
Net increase (decrease) in net assets resulting from operations	3,241,826	(5,018,684)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,185,255	25,053,419
C-Class	12,652,333	60,186,523
H-Class	376,089,498	1,333,164,672
Cost of shares redeemed
A-Class	(3,203,980)	(24,888,532)
C-Class	(12,730,092)	(59,783,125)
H-Class	(377,326,356)	(1,334,005,882)
Net decrease from capital share transactions	(1,333,342)	(272,925)
Net increase (decrease) in net assets	1,908,484	(5,291,609)

Net assets:
Beginning of period	11,687,857	16,979,466
End of period	$13,596,341	$11,687,857
Accumulated net investment loss at end of period	$(133,123)	$—

Capital share activity:
Shares sold
A-Class	126,907	831,137
C-Class	534,240	2,015,744
H-Class	14,908,888	42,281,149
Shares redeemed
A-Class	(127,295)	(830,251)
C-Class	(535,315)	(2,003,141)
H-Class	(14,927,016)	(42,346,014)
Net decrease in shares	(19,591)	(51,376)

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[d,g]	Year Ended December 31, 2010[d,g]
Per Share Data
Net asset value, beginning of period	$25.05	$32.70	$57.03	$73.35	$111.91	$146.40	$291.80
Income (loss) from investment operations:
Net investment income (loss)[e]	(.22)	(.56)	(.76)	(.25)	(1.45)	(2.65)	(3.60)
Net gain (loss) on investments (realized and unrealized)	5.58	(7.09)	(23.57)	(16.07)	(37.11)	(31.84)	(141.80)
Total from investment operations	5.36	(7.65)	(24.33)	(16.32)	(38.56)	(34.49)	(145.40)
Net asset value, end of period	$30.41	$25.05	$32.70	$57.03	$73.35	$111.91	$146.40

Total Return[f]	21.40%	(23.39%)	(42.68%)	(22.22%)	(34.45%)	(23.57%)	(49.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$615	$516	$645	$823	$997	$837	$851
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.77%)	(1.75%)	(1.86%)	(1.69%)	(1.95%)	(1.66%)
Total expenses	1.78%	1.78%	1.77%	1.94%	1.81%	1.99%	1.81%
Portfolio turnover rate	—	—	—	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[d,g]	Year Ended December 31, 2010[d,g]
Per Share Data
Net asset value, beginning of period	$23.33	$30.73	$54.03	$69.56	$106.30	$140.00	$280.60
Income (loss) from investment operations:
Net investment income (loss)[e]	(.30)	(.74)	(1.00)	(.40)	(2.05)	(3.40)	(4.80)
Net gain (loss) on investments (realized and unrealized)	5.20	(6.66)	(22.30)	(15.13)	(34.69)	(30.30)	(135.80)
Total from investment operations	4.90	(7.40)	(23.30)	(15.53)	(36.74)	(33.70)	(140.60)
Net asset value, end of period	$28.23	$23.33	$30.73	$54.03	$69.56	$106.30	$140.00

Total Return[f]	21.00%	(24.08%)	(43.15%)	(22.29%)	(34.57%)	(24.07%)	(50.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$773	$664	$488	$533	$1,059	$2,886	$2,798
Ratios to average net assets:
Net investment income (loss)	(2.50%)	(2.55%)	(2.47%)	(2.32%)	(2.46%)	(2.65%)	(2.39%)
Total expenses	2.55%	2.56%	2.49%	2.39%	2.57%	2.73%	2.56%
Portfolio turnover rate	—	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[d,g]	Year Ended December 31, 2010[d,g]
Per Share Data
Net asset value, beginning of period	$24.96	$32.62	$56.61	$72.71	$111.31	$145.60	$290.40
Income (loss) from investment operations:
Net investment income (loss)[e]	(.22)	(.56)	(.74)	(.25)	(1.50)	(2.55)	(3.60)
Net gain (loss) on investments (realized and unrealized)	5.56	(7.10)	(23.25)	(15.85)	(37.10)	(31.74)	(141.20)
Total from investment operations	5.34	(7.66)	(23.99)	(16.10)	(38.60)	(34.29)	(144.80)
Net asset value, end of period	$30.30	$24.96	$32.62	$56.61	$72.71	$111.31	$145.60

Total Return[f]	21.39%	(23.48%)	(42.37%)	(22.15%)	(34.68%)	(23.56%)	(49.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,208	$10,508	$15,847	$43,907	$13,462	$23,518	$25,103
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.80%)	(1.76%)	(1.73%)	(1.75%)	(1.94%)	(1.66%)
Total expenses	1.78%	1.82%	1.79%	1.81%	1.86%	1.97%	1.81%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Reverse Share Split — Per share amounts for periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[e]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[g]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. At September 30, 2015, the Trust consisted of eight funds.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (the “Funds”), each a non-diversified investment company.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.These financial statements are based on the September 30, 2015, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records

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a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

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Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Each of the Funds uses derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

During the period ended September 30, 2015, the Funds sought to gain leverage and exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the average notional amount of derivative instruments outstanding (excluding any non-derivative positions) on a quarterly basis:

	Average Notional
Fund	Long	Short
S&P 500® 2x Strategy Fund	$225,153,804	$—
Inverse S&P 500® 2x Strategy Fund	—	93,908,729
NASDAQ-100® 2x Strategy Fund	408,758,350	—
Inverse NASDAQ-100® 2x Strategy Fund	—	40,392,554
Dow 2x Strategy Fund	67,094,784	—
Inverse Dow 2x Strategy Fund	—	25,291,938
Russell 2000® 2x Strategy Fund	139,491,834	—
Inverse Russell 2000® 2x Strategy Fund	—	23,725,882

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A Fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including: (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-

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traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized appreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2015
S&P 500® 2x Strategy Fund	$—	$1,809,864	$1,809,864
Inverse S&P 500® 2x Strategy Fund	3,434	5,930	9,364
NASDAQ-100® 2x Strategy Fund	—	4,831,844	4,831,844
Inverse NASDAQ-100® 2x Strategy Fund	—	18,850	18,850
Dow 2x Strategy Fund	—	344,768	344,768
Inverse Dow 2x Strategy Fund	—	4,043	4,043
Russell 2000® 2x Strategy Fund	—	85,903	85,903
Inverse Russell 2000® 2x Strategy Fund	—	11,424	11,424

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2015
S&P 500® 2x Strategy Fund	$227,298	$4,254	$231,552
Inverse S&P 500® 2x Strategy Fund	—	2,792,911	2,792,911
NASDAQ-100® 2x Strategy Fund	460,974	16,110	477,084
Inverse NASDAQ-100® 2x Strategy Fund	17,520	886,338	903,858
Dow 2x Strategy Fund	18,516	3,649	22,165
Inverse Dow 2x Strategy Fund	13,298	497,620	510,918
Russell 2000® 2x Strategy Fund	6,506	146,817	153,323
Inverse Russell 2000® 2x Strategy Fund	21,194	216,375	237,569

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

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The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$(1,767,796)	$(12,135,043)	$(13,902,839)
Inverse S&P 500® 2x Strategy Fund	(187,368)	7,819,678	7,632,310
NASDAQ-100® 2x Strategy Fund	80,139	(18,180,703)	(18,100,564)
Inverse NASDAQ-100® 2x Strategy Fund	880,498	493,759	1,374,257
Dow 2x Strategy Fund	447,700	(1,363,842)	(916,142)
Inverse Dow 2x Strategy Fund	51,616	2,054,187	2,105,803
Russell 2000® 2x Strategy Fund	1,819,670	(9,909,157)	(8,089,487)
Inverse Russell 2000® 2x Strategy Fund	844,962	2,540,668	3,385,630

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$(738,216)	$1,112,671	$374,455
Inverse S&P 500® 2x Strategy Fund	(95,806)	(2,515,763)	(2,611,569)
NASDAQ-100® 2x Strategy Fund	(762,331)	4,222,235	3,459,904
Inverse NASDAQ-100® 2x Strategy Fund	(54,187)	(861,688)	(915,875)
Dow 2x Strategy Fund	(38,486)	98,028	59,542
Inverse Dow 2x Strategy Fund	(12,840)	(423,744)	(436,584)
Russell 2000® 2x Strategy Fund	(1,196,970)	(863,524)	(2,060,494)
Inverse Russell 2000® 2x Strategy Fund	(14,641)	(360)	(15,001)

In conjunction with the use derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at the annualized rate of 0.15% based on the average daily net assets of each Fund.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2015, GFD retained sales charges of $27,175 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015. See Schedule of Investments for more details in the classification of securities.

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
S&P 500® 2x Strategy Fund	$70,592,546	$—	$35,667,961	$1,809,864	$—	$108,070,371
Inverse S&P 500® 2x Strategy Fund	—	3,434	51,575,666	5,930	—	51,585,030
NASDAQ-100® 2x Strategy Fund	206,047,929	—	28,973,009	4,831,844	—	239,852,782
Inverse NASDAQ-100® 2x Strategy Fund	—	—	18,495,312	18,850	—	18,514,162
Dow 2x Strategy Fund	29,300,587	—	2,516,907	344,768	—	32,162,262
Inverse Dow 2x Strategy Fund	—	—	13,119,031	4,043	—	13,123,074
Russell 2000® 2x Strategy Fund	14,389,620	—	4,354,096	85,903	—	18,829,619
Inverse Russell 2000® 2x Strategy Fund	—	—	9,453,485	11,424	—	9,464,909

Liabilities
S&P 500® 2x Strategy Fund	$—	$227,298	$—	$4,254	$—	$231,552
Inverse S&P 500® 2x Strategy Fund	—	—	—	2,792,911	—	2,792,911
NASDAQ-100® 2x Strategy Fund	—	460,974	—	16,110	—	477,084
Inverse NASDAQ-100® 2x Strategy Fund	—	17,520	—	886,338	—	903,858
Dow 2x Strategy Fund	—	18,516	—	3,649	—	22,165
Inverse Dow 2x Strategy Fund	—	13,298	—	497,620	—	510,918
Russell 2000® 2x Strategy Fund	—	6,506	—	146,817	—	153,323
Inverse Russell 2000® 2x Strategy Fund	—	21,194	—	216,375	—	237,569

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. For the period ended September 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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At September 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 10/01/15	$89,000,000	$89,000,099	02/15/40 - 11/15/40	$188,955,100	$90,780,018

Royal Bank of Canada			U.S. Treasury Note
0.03%			1.75%
Due 10/01/15	10,000,000	10,000,008	05/15/23	10,171,000	10,200,090

UMB Financial Corp.			U.S. Treasury Note
0.04%			0.50%
Due 10/01/15	558,121	558,122	07/31/17	570,300	569,355

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$1,809,864	$—	$1,809,864	$—	$—	$1,809,864
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	5,930	—	5,930	—	—	5,930
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	4,831,844	—	4,831,844	—	—	4,831,844
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	18,850	—	18,850	—	—	18,850
Dow 2x Strategy Fund	Swap equity contracts	344,768	—	344,768	—	—	344,768
Inverse Dow 2x Strategy Fund	Swap equity contracts	4,043	—	4,043	—	—	4,043
Russell 2000® 2x Strategy Fund	Swap equity contracts	85,903	—	85,903	—	—	85,903
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	11,424	—	11,424	—	—	11,424

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$4,254	$—	$4,254	$—	$4,254	$—
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	2,792,911	—	2,792,911	—	2,792,911	—
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	16,110	—	16,110	—	16,110	—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	886,338	—	886,338	—	886,338	—
Dow 2x Strategy Fund	Swap equity contracts	3,649	—	3,649	—	3,649	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	497,620	—	497,620	—	497,620	—
Russell 2000® 2x Strategy Fund	Swap equity contracts	146,817	—	146,817	—	146,817	—
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	216,375	—	216,375	—	216,375	—

[1]	Exchange-traded futures are excluded from these reported amounts.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® 2x Strategy Fund	$91,268,047	$15,760,400	$(767,940)	$14,992,460
Inverse S&P 500® 2x Strategy Fund	51,561,237	15,038	(609)	14,429
NASDAQ-100® 2x Strategy Fund	213,939,652	28,228,534	(7,147,247)	21,081,287
Inverse NASDAQ-100® 2x Strategy Fund	18,487,036	8,276	—	8,276
Dow 2x Strategy Fund	33,083,729	—	(1,266,235)	(1,266,235)
Inverse Dow 2x Strategy Fund	13,114,966	4,065	—	4,065
Russell 2000® 2x Strategy Fund	16,640,137	2,498,478	(394,899)	2,103,579
Inverse Russell 2000® 2x Strategy Fund	9,449,130	4,355	—	4,355

8. Securities Transactions

For the period ended September 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$141,186,723	$172,460,863
Inverse S&P 500® 2x Strategy Fund	1,000,000	—
NASDAQ-100® 2x Strategy Fund	164,033,140	216,001,040
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	108,034,163	84,386,404
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	63,223,547	128,326,987
Inverse Russell 2000® 2x Strategy Fund	—	—

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2015. The Funds did not have any borrowings under this agreement at September 30, 2015.

The average daily balances borrowed for the period ended September 30, 2015, were as follows:

Fund	Average Balance
S&P 500® 2x Strategy Fund	$80,575
NASDAQ-100® 2x Strategy Fund	44,273
Dow 2x Strategy Fund	2,312
Russell 2000® 2x Strategy Fund	94,384

10. Portfolio Securities Loaned

During the period ended September 30, 2015, certain Funds lent their securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of September 30, 2015, all Funds had ceased participation in securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

11. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Dynamic Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a putative member of the proposed defendant class of shareholders in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Dynamic Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 18, 2015, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing

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OTHER INFORMATION (Unaudited)(continued)

for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and processes. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board considered information regarding the Advisor’s profit margin as reflected in the Advisor’s profitability analysis, as well as information provided by the Advisor concerning the methodology used to allocate various expenses among the individual Funds in determining the Advisor’s profitability. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	224

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2.	Code of Ethics.

Not applicable at this time.

Item 3.	Audit Committee Financial Expert.

Not applicable at this time.

Item 4.	Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 9, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	December 9, 2015

*	Print the name and title of each signing officer under his or her signature.